UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 28   [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 28                  [X]

                        (Check appropriate box or boxes.)

The Staar Investment Trust (Exact Name of Registrant as Specified in Charter)

604 McKnight Park Drive, Pittsburgh, PA 15237

(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number(including Area Code) (412) 367-9076

J. Andre Weisbrod, 604 McKnight Park Drive, Pittsburgh, PA, 15237

(Name and Address of Agent for Services)

Copies to Thomas Sweeney, Esq.,

Sweeney Law Offices,

P.O. Box 82637

158 West Hutchinson Ave., Pittsburgh, PA 15218

It is proposed that this filing will become effective (check appropriate box)

[X]  immediately upon filing pursuant to paragraph (b)

[ ]  on May 1, 2013 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)

[ ]  on May 1, 2013 pursuant to paragraph (a) of Rule 485

As soon as possible after the effective date of the Registration under the Securities Act of 1933

STAAR Investment Trust

Series Funds

PROSPECTUS

May 1, 2013

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

STAAR Investment Trust PROSPECTUS                                                                               Page 1

STAAR AltCat Fund

(Alternative Categories Fund)

Prospectus

Ticker: SITAX

May 1, 2013

FUND SUMMARY

INVESTMENT OBJECTIVE:  The STAAR AltCat Fund pursues growth of investors’ capital.

FEES AND EXPENSES: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%*
Distribution (12b-1) Fees	0.01%
Other Expenses	1.30%
Acquired Fund Fees & Expenses	0.53%
Total Annual Fund Operating Expenses	2.69%

* Beginning July 1, 2012, the management fee was changed to .80% from .90%.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Year	3 Years	5 Years	10 Years
$272	$835	$1425	$3022

PORTFOLIO TURNOVER:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.84% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGIES: The Fund's main strategy is to identify investment opportunities that the Advisor expects to benefit from market or economic trends. The Advisor has broad discretion as to the asset categories and investments owned by the Fund.  A broad mix of investment types and management styles may be employed.  The Fund is considered non-diversified in that under normal conditions 80% or more of its total assets are invested in other mutual funds or exchange traded funds (ETFs).

PRINCIPAL RISKS OF INVESTING IN THE FUND:  The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the Advisor’s research, analysis techniques and strategies used by the Advisor and/or the Advisor’s selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.  Volatility has sometimes adversely affected the stock prices even of financially sound companies and funds.  Such market conditions add to the short-term risk of investing in the Funds.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Credit Risks -- There is a risk that an issuer of fixed-income or debt securities will not make timely payments of principal and interest.  Issuers of debt securities can also default on the bond principal.  This applies to cash positions and any bond positions that the Fund might take.  However, while the use of bonds is permitted, it is not a primary investment strategy.

Bond Market Risks -- Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions and adverse changes in interest rates.

Foreign Investment Risks -- Investing in foreign securities involves risks such as adverse political, social, political and economic developments, different regulations to which companies are subject, currency fluctuations, limited information about the foreign companies, less liquidity in foreign markets and less protection for the shareholders in the foreign market.

Emerging Markets Risks – Investments in less mature economies can be exposed to greater risks due to smaller and less liquid markets, less stable political environments and less developed economic policies and controls.  Emerging markets can be more volatile, experiencing greater “ups and downs” than mature markets.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds.  Shareholders do not control investment transactions and decisions made by managers determine performance.  Transactions can cause  taxable distributions that are passed through to shareholders.  Investors in the Fund indirectly pay the expenses of underlying funds.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns:  The bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.staarfunds.com.

Calendar Year Returns, periods ended December 31, 2012

During the 10-year period shown in the bar chart, the highest return for a quarter was +12.96% (quarter ending 6/30/03)  and the lowest return for a quarter was -16.77% (quarter ending 12/31/08).

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended 12/31/12	One Year	5 Years	10 Years	Since Inception (05/28/97)
STAAR AltCat
Return Before Taxes	9.18%	-1.94%	6.48%	3.96%
Return After Taxes on Distributions*	9.11%	-2.17%	6.01%	3.45%
Return After Taxes on Distributions and Sale of Fund Shares*	6.06%	-1.69%	5.64%	3.31%
S&P 500 Index (Reflects no deductions for taxes, fees or expenses)	16.00%	1.66%	7.10%	5.28%
MSCI ACWI USD Index (world stock)**	16.13%	-1.16%	8.11%	N/A%

*

After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

*

While the Fund, by design, does not necessarily correlate closely with any index in any given year, the MSCI ACWI USD Index is proposed as a closer fit to the AltCat Fund than the S&P 500.  Over the years the exposure to international stocks has risen and is currently at 25%.  Therefore a world stock index will fit better with this Fund.  The following chart actually shows that the Fund does not correlate closely with either index, which is a result of the management style.  However, the fact that the Fund holds a significant International equity exposure makes the world stock index a closer fit.

	2008	2009	2010	2011	2012
ACF Total Return	-32.40%	18.10%	12.35%	-7.43%	9.18%
S&P 500 Total Return	-37.00%	26.46%	15.06%	2.11%	16.00%
MSCI ACWI USD Index Total Return	-42.19%	34.63%	12.67%	-7.35%	16.13%

MANAGEMENT

Investment Advisor: STAAR Financial Advisors, Inc. is the investment advisor (the “Advisor”) for the Fund.

Portfolio Manager:  J. Andre Weisbrod has served as the Fund’s portfolio manager since 1996.  Mr. Weisbrod is the President and CEO of the Advisor and a Director of the STAAR Investment Trust.

PURCHASE AND SALE OF FUND SHARES:  The minimum initial amount of investment in the Funds is $1,000.   The entire amount may be invested in this Fund or may be split among any of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.

TAX INFORMATION: The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  A sale or exchange of Fund shares is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction on your federal tax return.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

STAAR Investment Trust PROSPECTUS                                                                               Page 2

ADDITIONAL INFORMATION ABOUT THE FUNDS’ STRATEGIES AND RISKS

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVES:  The STAAR AltCat Fund pursues long-term growth of investors’ capital.

PRINCIPAL INVESTMENT STRATEGIES

This Fund is a fund of funds that pursues its investment objectives primarily by investing in the shares of other mutual funds, including exchange-traded funds (“ETFs”). The Advisor seeks out registered funds and ETFs that it believes have a history of superior performance, an investment objective that fits into the Fund’s mix of holdings, and reasonable fees and expenses.   The Advisor attempts to own shares of funds with a variety of management styles.

The funds in which the Fund invests may themselves hold the securities of domestic or foreign companies.  There are no limits on the size of companies that may be owned directly or indirectly though underlying funds, however the Fund’s holdings are generally funds that own securities of large and mid capitalization domestic and foreign companies. Depending on market conditions and trends, the Advisor weighs the overall portfolio mix of shares the Fund owns to higher or lower market capitalization and sectors or industries.  Depending on market conditions and trends, the Advisor may weight the styles toward either growth or value.

In deciding to buy, hold or sell a particular mutual fund or individual security, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on the fund.  The Advisor evaluates trends and price movements of the companies and industries in which the fund is invested.  If a holding fails to perform up to expectations, it may be sold.

The Advisor seeks to avoid active and frequent trading of portfolio securities to achieve its principal investment strategies.  However, frequent trading may be necessary under certain circumstances such as volatile market conditions or unusual shareholder redemptions.  To the extent trading is more frequent, portfolio turnover could increase and short-term gains may be realized that would be passed through to shareholders and for which taxes could be owed at ordinary income rates.

The Advisor may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The Fund may increase or decrease its cash and short-term holdings depending on the manager evaluation of market conditions, or when anticipated liquidity needs are a concern. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.

RELATED RISKS: There are risks associated with investing in the Fund, and it is possible to lose money.  Previously, principal risks were outlined.  Additional considerations include:

Market Behaviors: Markets go up and down.  Generally, some markets are more volatile than others, including smaller companies and emerging markets.  There is always a risk that an individual security or a sector or entire market will decline in price, creating a loss for an investor.  Foreign stock markets may be riskier than U.S. markets.

Derivatives: Derivatives are financial instruments whose value is based on (derived) from the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average).  Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets.

Country, Region and Currency Risks: Political upheaval, natural disasters or financial crises can affect a country or a region adversely, causing declines in their respective markets.  In addition, companies in foreign nations are not subject the same accounting and regulatory requirements as are firms in the U.S.  These factors along with longer-term trends in a nation’s financial strength can adversely affect a country’s currency value compared to other countries.  Not only are the Fund’s investments in overseas securities affected by these factors; U.S. firms doing business overseas are affected by these factors.

Investment Management:  The Advisor is responsible for the selection and allocation of the Fund’s investments.  Its decisions can affect the performance of the Fund apart from general market conditions and trends thereby causing the Fund to under perform its comparison benchmark(s) or other funds with similar objectives.

Cash Management: As part of its overall strategy, the Fund’s management may increase or decrease its cash positions.  The use of cash can adversely affect a fund’s performance if too much is held during market advances.  Generally the Fund employs one or more money market funds to hold cash.  These funds carry their own risks common to such funds, and may under perform other funds with similar objectives.

Temporary Investments: The Fund may take temporary positions that depart from its normal investment strategies and policies when such positions are believed to be in the Fund’s best interest.   Examples include taking higher than normal cash positions, i.e. 20% or more of the Fund’s assets or option contracts designed as “portfolio insurance.”  An example of portfolio insurance would be purchasing a “put’ contract when a market or individual security has advanced beyond expectations.

Changes in Tax Laws: Legislation can be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.

PORTFOLIO HOLDINGS

A list of the Fund’s portfolio securities is available in the Fund’s SAI (Statement of Additional Information) and Annual or Semi-Annual Reports.  These may be obtained from Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR) or at www.staarfunds.com.  The Fund’s schedule of portfolio holdings are also filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Securities & Exchange Commission’s website at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services  Information regarding any underlying funds that the Funds might hold can be found in those funds’ prospectuses and reports as filed with the Securities and Exchange Commission.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Advisor, STAAR Financial Advisors, Inc. is located at 604 McKnight Park Dr, Pittsburgh, PA 15237.  J. Andre Weisbrod has served as portfolio manager and/or investment advisor to corporations, individuals, pension and profit-sharing plans and endowment funds since 1989. The Advisor is under contract to provide investment management and advice to individual and institutional clients, in addition to the Fund.  The Advisor is registered with the SEC under the Investment Advisors Act of 1940, as amended. Mr. Weisbrod is the President and Director of the Advisor and is the principal in charge of all of its investment management and research activities.

The Advisor is engaged to manage the Fund under an Advisory Agreement approved on an annual basis by the Fund’s Board of Trustees including a majority of its Independent Trustees.  Under the terms of the Advisory Agreement, the Fund pays the Advisor an investment management fee based on a percentage of average net assets.  It also pays a fee for additional services in the areas of compliance, shareholder services and accounting assistance.  These rates are currently set at .80% and .10% annualized respectively.  The board of trustees reviews the agreement(s) with the Advisor annually or more often if appropriate.  A discussion regarding the basis of the Fund’s Board of Trustees’   approval of the Advisory Agreement is available in the Fund’s Annual Report to Shareholders for the period ended December 31, 2012.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

The Fund and the STAAR Investment Trust - The Fund is a member of the STAAR group of six mutual funds. All of the Funds share in the expenses associated with managing and administrating the Funds. Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense. The Funds are owned by the shareholders and a board of trustees oversees the management and administration of the Funds.

STAAR Investment Trust PROSPECTUS                                                                               Page 3

SHAREHOLDER INFORMATION

PRICING OF SHARES

The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund’s net assets by the total number of outstanding shares of each Fund. The Funds’ Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year’s Day, Martin Luther King Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust’s Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds’ actual prices by one day.

The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

Fair Value Pricing: The board of Trustees has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale.  Fair pricing is defined as the amount an owner might reasonably expect to receive upon the current sale of a security.  As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund’s investments, which are purchased and sold in markets and funds that are either continuously priced during the day ore priced at the close of market trading.

BUYING SHARES

BY MAIL

You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.

Mail the application with your check made payable to “STAAR Investment Trust” to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund.  Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.

THROUGH YOUR REGISTERED INVESTMENT REPRESENTATIVE

Your representative can help you with forms and the processing of your check.

BY WIRE

Call Shareholder Services for availability and instructions.

BY PAYROLL DEDUCTION

You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.

NEW ACCOUNTS

We are required by law to obtain minimum personal or institutional information that we use to verify your identity.  If you do not provide the information we may not be able to open an account for you.  If we are unable to verify your identity or discover that any identity information is false, we reserve the right to close your account and/or take any other steps, as we deem reasonable.

MINIMUM INITIAL INVESTMENT

The minimum initial amount of investment in the Funds is $1,000.   The entire amount may be invested in this Fund or may be split among any of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.  The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

ADDING TO YOUR INVESTMENTS

BY MAIL

You may add to your investment at any time by mailing a check payable to “STAAR Investment Trust” to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

BY AUTOMATIC INVESTMENT PLAN

You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund.  If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

CHECK PURCHASES

All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.  The STAAR Funds do not accept cash, travelers’ checks, money orders or checks not made out to the STAAR Investment Trust.  If a check is returned for insufficient funds, the purchase will be cancelled and a reasonable fee may be assed by the Fund.  In addition, if the Fund suffers a loss due to the cancelled transaction, we may charge you the difference.  The STAAR Funds do not accept future-dated checks.

EXCHANGING SHARES

You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

You are selling more than $40,000 worth of shares.

You want to have proceeds paid to someone who is not a registered owner.

You want to have the proceeds sent to an address other than the address of record.

You have changed the address on your account by phone within the last 15 days.

You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. (If the market closes earlier, the NAV will be calculated as of the actual closing time.  If the request is received after such closing time, even if before 4 PM, you will receive the next day’s closing price.)  If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day.  Requests placed on your behalf by an authorized broker-dealer will be treated as if you made the request personally.

Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

If you want to sell shares recently purchased by check or bank draft, your redemption proceeds may be held by us until your check or draft has cleared, which could take up to fifteen days from the purchase date.

REDEMPTION FEES AND RESTRICTIONS: The Funds currently do not charge a fee for redemptions.  However any costs due to special handling requests other than normal mail will be deducted from the account or from the redemption proceeds if the account is being closed.  Furthermore, where the Funds experience frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading.  If you are contemplating a large redemption, please call Shareholder Services in advance.  This allows the advisors to plan any needed transactions and avoid disruptive effects to the Fund.

GOOD ORDER

We reserve the right to delay transaction instructions that are not in “good order.”  Good order involves verification of identity by phone, written and signed Letter of Instruction (LOI) delivered via mail or fax, or by email with signature imbedded or LOI attached as a pdf document.  To be in good order, instructions must:

1.

Be provided by person(s) authorized on the account in accordance with STAAR’s policies to access the account and request transactions.

2.

Include the Fund name and account number.

3.

Include the amount of the transaction in terms of shares or dollars or percentages.

4.

Signature guarantees or other supporting documents that the type of transaction might require, which can vary depending on the amounts and types of accounts.

The STAAR Investment Trust reserves the right to revise these requirements without notice

TRADE DATE:  The trade date for any transaction requested will depend on the day and time the request is received by Shareholder Services and the time and manner in which you pay (for a purchase).  Your transaction will be executed only on days that the New York stock Exchange is open for trading (a business day).   The trade will be executed at the NAV calculated at the close of the business day the order is received or the next business day if the order is received on a day the NYSE is not open.  Orders received prior to 4 PM on a business day will be credited on that date.

TIME LIMITS FOR CREDITING PURCHASES, EXCHANGES AND REDEMPTIONS

Orders received in good order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.

DIVIDENDS, CAPITAL GAINS AND TAXES

FUND DISTRIBUTIONS

The Fund distributes its net income (interest and dividends less expenses) as well as any net capital gains realized from the sale of securities owned.  Distributions are normally paid annually in December.  You may receive distributions in cash or you may have them automatically reinvested in more shares of the Fund.

Taxes:  Each year you will receive a 1099 form showing the tax status of any distributions.  Of course, qualified plans such as IRAs as well as certain other entities such as charitable organizations may have no tax obligations in the year of the distribution(s).  Investors in taxable accounts should be aware of the following:

•

Distributions are taxable whether reinvested or not.

•

Distributions declared in December but not paid until January are taxable as if received in December.

•

You may be eligible for reduced taxes on certain “qualified dividends” and long-term capital gains (gains on securities held longer than 1 year).

•

Capital gains distributions will vary from year to year depending on the actual selling activity of the Fund.

•

Any sale of Fund shares or exchange of Fund shares from one fund to another in a taxable account is treated as a sale that needs to be reported on your tax return.

•

Distributions generated by the Fund as well as sales or exchanges you initiate may be subject to state and local income taxes.

•

If you invest in shares of the Fund in taxable account near to a distribution date, you can “buy a dividend,” meaning you could owe more in taxes than you would if you waited until after the distribution date.  It is advisable to check a fund’s distribution schedule before you invest.

•

Special rules apply to IRAs and other deferred accounts.

•

You should consult your professional tax advisor regarding how investing in the Fund may affect your taxes.

Backup Withholding: By law, the Fund administrators must withhold 28% of any taxable distributions or redemptions from your account if you do not provide us with your tax ID number, certify that the number is correct and confirm that you are not subject to backup withholding or if the IRS instructs us to do so.

FOREIGN INVESTORS: Generally Fund shares are not sold outside the United States.  Foreign investors who might buy shares in the U.S. should be aware that U.S. withholding and estate taxes might apply to your investment in the Fund.

INVALID ADDRESS:  If a distribution or capital gain check is returned as undeliverable, the distribution amount will be automatically reinvested and all future distributions will be reinvested until you provide a valid address and instruct distributions to be paid in cash and mailed to the valid address.

RESPONSIBILITY FOR FRAUD

Neither the Fund nor its directors or service companies will be responsible for any account losses due to fraudulent activities if we reasonably believe that the person transacting business on an account is authorized to do so.  You should carefully review your statements and notify Shareholder Services immediately regarding any transactions that you believe to be unauthorized.

DORMANT ACCOUNTS

If an account has no activity for a period of time, the Fund may be required to transfer it to a state under its abandoned property law.

ACCOUNTS WITH LOW BALANCES

The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.

CHANGES IN INVESTMENT MINIMUMS

At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.

JOINT ACCOUNTS

Where two individuals are registered as owners, the Trust will designate the ownership as “joint tenants with rights of survivorship” unless specified otherwise. All registered owners must agree in writing to any ownership changes.

RIGHT TO DELAY ORDERS

The Trust reserves the right to delay purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request, where a required signature guarantee is not provided or where the order is received on a day the markets are closed or emergency conditions exist as allowed by Section 22 of the 1940 Securities Act.

The Fund reserve the right to stop selling Fund shares or reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from any other STAAR Fund.  This also includes the right to reject any purchase request because of a past history of frequent trading by the investor or because the purchase may negatively affect a fund’s operations or performance.

Frequent Trading and Market Timing

The Fund has adopted certain policies to guard against individuals or institutions that might try to engage in trading practices that could adversely affect the Fund and its shareholders.   Such practices include short-term “market timing” trades and “time zone arbitrage.  The Fund advisors do not knowingly accommodate frequent traders.  Nor does it knowingly accommodate investors trying to anticipate and take advantage of international events that could affect currency values, thereby gaining a short-term advantage based on closing valuations in a fund.  However, there is no assurance that the Fund advisor or shareholder services provider will be able to detect or prevent frequent trading or market timing in all circumstances.  The Fund has the right to refuse any trades that the advisors think could harm the majority of shareholders.   If you are a market timer or engage in time zone arbitrage, do not use this Fund or any other STAAR Investment Trust Fund.

The Board of Trustees has adopted policies and procedures to guard against frequent trading abuses by shareholders. Tools to combat frequent trading include the following:

The Funds discourage excessive, short-term trading and other abusive trading practices that may harm the Fund’s performance. The Funds are intended for long-term investors. Short-term traders who engage in frequent purchases and redemptions can disrupt a fund’s investment program and create additional transaction costs that are borne by all fund shareholders.

The Funds use a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Funds in their sole discretion. The Funds reserve the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund. In making this judgment, the Funds may consider trading done in multiple accounts that are under common control. Although the Funds try to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading. Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.

Information regarding the policies of any underlying funds that the Funds might hold can be found in those funds’ prospectuses and reports as filed with the Securities and Exchange Commission.

The Board of Trustees has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Funds’ Internet site at www.staarfunds.com: Proxy Voting Policy and Fair Value Pricing Policy. In addition the board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.

The Board of Trustees annually reviews the Investment Portfolio Advisor’s agreement and the managers ownership of securities owned in the Fund(s)’ portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Funds. The Board also reviews the compensation and other accounts managed by the Portfolio advisor. Additional information may be found in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

SALES LOADS: The Fund does not impose any Sales Loads (Charges) on the purchase or redemption of shares or on distributions, whether reinvested or not.

12B-1 FEES:  The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and/or services provided to shareholders.  The maximum fee is .25%.  Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

BROKERAGE ALLOCATION

The Trustees and/or Advisor may select brokers who execute purchases and sales of each Fund’s securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. In 2012 Scottrade received 100% of such commissions.  The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Goff Backa Alfera & Co., LLC, whose report, along with the Fund’s financial statements, are included in the Fund’s Annual Report, which is available upon request.

AltCat Fund

Selected Per-Share Data Year End December 31	2012	2011	2010	2009	2008
Net asset value, at Beg. of period	$ 11.96	$ 12.92	$ 11.50	$ 9.74	$ 15.58
Income From Investment Operations: ***
Net investment (loss)*	(0.06)	(0.09)	(0.11)	(0.10)	(0.03)
Net realized and unrealized gain (loss) on securities	1.16	(0.87)	1.53	1.86	(5.01)
Total from investment operations	1.10	(0.96)	1.42	1.76	(5.04)
Distributions:
From net investment income	-	-	-	-	-
From net realized gain	0.06	-	-	-	(0.80)
Total from distributions	0.06	-	-	-	(0.80)
Net Asset Value, at end of Period	$ 13.00	$ 11.96	$ 12.92	$ 11.50	$ 9.74
Total return (%)**	9.18%	(7.43)%	12.35%	18.07%	(32.37)%
Ratios/Supplemental Data
Net assets at end of period (in $1000’s)	$ 2,816	$ 2,790	$ 3,159	$ 2,910	$ 2,376
Ratio of expenses to average net assets (%)	2.16%	2.23%	2.19%	2.34%	1.90%
Ratio of net inv. income/(loss) to avg net assets (%)	(0.46)%	(0.72)%	(0.91)%	(0.95)%	(0.19)%
Portfolio turnover rate	10.84%	36.55%	22.58%	34.12%	32.95%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

STAAR Investment Trust PROSPECTUS                                                                               Page 4

Where to Learn More

Mailing Address:  STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services:  Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com

Web Site:  www.staarfunds.com

Statement of Additional Information (SAI)

You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

Additional information about the Funds’ investments is available in the Trust’s annual and semi-annual Reports to shareholders. In the Trust’s annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performances during their last fiscal year or semi-annual period.

The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-9076, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission’s Public Reference Room (1-800-SEC-0330) or on the Commission’s Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room:  800-SEC-0330

STAAR Investment Trust PROSPECTUS                                                                               Page 5

STAAR General Bond Fund

Prospectus

Ticker: SITGX

May 1, 2013

FUND SUMMARY

INVESTMENT OBJECTIVE:  The STAAR General Bond Fund seeks to create income with an emphasis on safety of principal.

FEES AND EXPENSES: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%*
Distribution (12b-1) Fees	0.04%
Other Expenses	1.27%
Acquired Fund Fees & Expenses	0.02%
Total Annual Fund Operating Expenses	1.63%

* Beginning July 1, 2012, the management fee was changed to .25% from .35%.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$166	$514	$887	$1933

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.53% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGIES:  The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. Cash positions will generally be held in one or more money market funds.  At the time of purchase, positions must be rated BBB or higher (”investment grade”).  The range of maturity for bonds in this Fund is any length deemed appropriate by the Advisor(s) depending on market conditions and trends.  In general, the average maturity of the portfolio will be between two (2) and fifteen (15) years.   At least 40% of its total assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies.   As of 12/31/2012 the Fund had 42% (CDs included here?) of its assets invested in US Government, Government Agency, FDIC backed CDs and Government Money Market Funds.  58% was invested in Corporate bonds.  The Dollar Weighted Average Maturity was 2.5 years.

PRINCIPAL RISKS OF INVESTING IN THE FUND:  The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the Advisor’s research, analysis techniques and strategies used by the Advisor and/or the Advisor’s selection of securities may fail to produce the intended results.

Bond Market Risks -- Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions, politics, news events and adverse changes in interest rates.

Interest Rate Changes -- The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities.  Income is affected when Interest Rates Change -- The income per share could decrease when interest rates fall.

Default Risk -- If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bond holder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes -- Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Government Agency Securities – Debt instruments issued by U.S. Government agencies are generally backed by the creditworthiness of the government agency and are not directly backed by the full faith of the U.S. government.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

 ANNUAL TOTAL RETURNS:  The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Prospectus Fund’s website at www.staarfunds.com.

Calendar Year Returns, periods ended December 31, 2012

During the 10-year period shown in the bar chart, the highest return for a quarter was 3.69% (quarter ending 06/30/09) and the lowest return for a quarter was –3.53% (quarter ending 09/30/08).

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended 12/31/12	One Year	5 Years	10 Years	Since Inception (05/28/97)
STAAR General Bond Fund
Return Before Taxes	4.68%	2.40%	2.48%	3.93%
Return After Taxes on Distributions*	4.18%	1.57%	1.36%	2.53%
Return After Taxes on Distributions and Sale of Fund Shares*	3.04%	1.56%	1.46%	2.52%
Barcap Intermediate Gov’t/Credit Index 2 (Reflects no deductions for taxes, fees or sales charges)	3.89%	5.18%	4.62%	5.76%

*  After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

MANAGEMENT

Investment Advisor: STAAR Financial Advisors, Inc. is the investment advisor (the “Advisor”) for the Fund.

Portfolio Manager:  J. Andre Weisbrod has served as the Fund’s portfolio manager since 1996.  Mr. Weisbrod is the President and CEO of the Advisor and a Director of the STAAR Investment Trust.

PURCHASE AND SALE OF FUND SHARES:  The minimum initial amount of investment in the Funds is $1,000.  The entire amount may be invested in this Fund or may be split among any of the STAAR Funds subject to a $50 minimum per Fund. Subsequent investments in the Fund will be subject to a $50 minimum per Fund.   Investors may purchase, exchange or redeem Fund shares by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.

TAX INFORMATION: The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  A sale or exchange of Fund shares is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction on your federal tax return.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

STAAR Investment Trust PROSPECTUS                                                                               Page 6

Additional Information about the Fund’s Strategies and Risks

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVES:  The STAAR General Bond Fund seeks to create income with an emphasis on safety of principal.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. Cash positions will generally be held in one or more money market funds.  At the time of purchase, positions must be rated BBB or higher (”investment grade”).  The range of maturity for bonds in this Fund is any length deemed appropriate by the Advisor (s) depending on market conditions and trends.  In general, the average maturity of the portfolio will be between two (2) and fifteen (15) years.   At least 40% of its total assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies.   As of 12/31/2012 the Fund had 42% of its assets invested in US Government, Government Agency, Government Money Market Funds and FDIC backed CDs.   58% was invested in Corporate bonds.  The Dollar Weighted Average Maturity was 2.5 years.

The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. These may include U.S. Treasury Notes or Bonds and debt instruments issued by agencies such as the Federal National Mortgage Association, Federal Home Loan Bank, and Federal Farm Credit Bank. Debt instruments issued by companies (corporate bonds) may include Senior and Junior bonds and debentures. Senior issues are secured obligations, which are backed by a legal claim on specific property of the issuer. Junior bonds and debentures are not secured by any collateral.

The Fund's strategy includes a limitation to investment grade debt instruments (bonds). At the time of purchase, instruments will be rated AAA, AA, A or BBB by Standard & Poors Corporation. These top four categories are considered to be "investment grade". If a holding's rating falls below BBB, the Advisor will consider the size of the holding and the circumstances causing the lower rating before selling. The Advisor may continue to hold a downgraded security if the Advisor thinks that either the rating will be revised upward in the future and/or that the bond, if held to maturity is likely to be redeemed at par with all interest payments made.

Under normal market conditions at least 40% of its assets must be invested in securities issued by the U.S. government or government agencies. This emphasis on quality will tend to produce a lower dividend yield than funds that invest more in lower-rated bonds. However, it will also provide greater safety of principal.

The Advisor is given a high degree of flexibility in choosing maturities.  In times of rising interest rates, their objective will be to have shorter average maturities and in times of stable or falling interest rates, their objective will be to obtain longer maturities.  As a result, this Fund will, from time to time, be either an intermediate bond fund, or a long-term bond fund, depending upon its portfolio at the time.

The investment strategy includes intent to hold most bonds to maturity and minimize trading unless market conditions or liquidity requirements make such transactions advisable. This is to keep a stable portfolio base and lower transaction costs.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The Fund may increase or decrease its cash and short-term holdings depending on the Advisor evaluation of market conditions, or when anticipated liquidity needs are a concern. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.

The Fund and its Advisor(s) may use derivatives, which are financial instruments that derive their values from the performance of another security, assets or index.  Derivatives include options and future contracts.

The Fund may purchase derivatives from time-to-time in the form of covered call options or put options. A "put option" is a contract that gives the purchaser the right to sell a particular stock at a certain price prior to the expiration of the contract. A "call option" is a contract that gives the owner the right to purchase a particular stock at a certain price prior to the expiration of the call option. If an option contract is not exercised by either selling or purchasing the underlying stock during its term, the contract expires and the Fund has not further obligations; however the price paid for the contract is not refunded to the purchaser.

The Fund may own other forms of derivatives if they are owned by an acquired mutual fund or ETF. For example, some ETFs, such as certain commodity ETFs and leveraged ETFs, derive their value in part or in total from futures contracts. Also managers of other mutual funds owned by the Fund may utilize derivatives and certain risk management techniques, such as currency hedging and may also utilize certain leveraging practices, including utilizing margin. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.

Use of derivatives is intended to be limited to a small percentage of the Fund’s assets (5% or less) and is not a primary investment strategy.

The Fund and its Advisors seek to avoid active and frequent trading of portfolio securities to achieve its principal investment strategies.  However, frequent trading may be necessary under certain circumstances such as volatile market conditions or unusual shareholder redemptions.  To the extent trading is more frequent, portfolio turnover could increase and short-term tax events may be triggered that would be passed through to shareholders.

In deciding to buy, hold or sell a particular mutual fund, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on the fund. The mutual fund's objectives must correlate with the general objective of the Fund and its holdings should not significantly overlap the holdings of other mutual funds owned by the Fund. The fund and Advisor's history is considered, as are expense ratios, current holdings and management style. If a mutual fund changes its make-up so that it no longer correlates with the Fund's objective, it may be sold. Similarly, if a mutual fund fails to perform up to expectations, it may be sold. The manager will first consider whether portfolio changes or lower performance is likely to be temporary. If so, the position may be retained. Because of tax and other considerations, the changing of mutual fund positions may be done in stages over a period of weeks or months.

RELATED RISKS: There are risks associated with investing in the Fund, and it is possible to lose money.  Previously, principal risks were outlined.  Additional considerations include:

Market Behaviors: Markets go up and down.  Generally, some markets are more volatile than others, including smaller companies and emerging markets.  There is always a risk that an individual security or a sector or entire market will decline in price, creating a loss for an investor.  Foreign stock markets may be riskier than U.S. markets.

Cash Management: As part of its overall strategy, the Fund’s management may increase or decrease its cash positions.  The use of cash can adversely affect a fund’s performance if too much is held during market advances.  Generally the Fund employs one or more money market funds to hold cash.  These funds carry their own risks common to such funds, and may under perform other funds with similar objectives.

Temporary Investments: The Fund may take temporary positions that depart from its normal investment strategies and policies when such positions are believed to be in the Fund’s best interest.   Examples include taking higher than normal cash positions, i.e. 20% or more of the Fund’s assets or option contracts designed as “portfolio insurance.”  An example of portfolio insurance would be purchasing a “put’ contract when a market or individual security has advanced beyond expectations.

Changes in Tax Laws: Legislation can be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.

Junk Bond Risk: Though the Fund generally does not own “junk bonds,” a rating downgrade could result in the Fund holding a position classified as “junk.”  Junk bonds expose investors to higher volatility and greater risk of default.  Ratings range from AAA (S&P) and Aaa (Moody’s) to D (S&P) and C (Moody’s).  A rating below BBB- and Baa- respectively signals non-investment grade or “junk” bond status.

Derivatives: Derivatives are financial instruments whose value is based on (derived) from the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average).  Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets.

PORTFOLIO HOLDINGS:  A list of the Fund’s portfolio securities is available in the Fund’s SAI (Statement of Additional Information) and Annual or Semi-Annual Reports.  These may be obtained from Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR) or at www.staarfunds.com.  The Fund’s schedule of portfolio holdings are also filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Securities & Exchange Commission’s website at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services  Information regarding any underlying funds that the Funds might hold can be found in those funds’ prospectuses and reports as filed with the Securities and Exchange Commission.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Advisor, STAAR Financial Advisors, Inc. is located at 604 McKnight Park Dr, Pittsburgh, PA 15237.  J. Andre Weisbrod has served as portfolio manager and/or investment advisor to corporations, individuals, pension and profit-sharing plans and endowment funds since 1989. The Advisor is under contract to provide investment management and advice to individual and institutional clients, in addition to the Fund.  The Advisor is registered with the SEC under the Investment Advisors Act of 1940, as amended. Mr. Weisbrod is the President and Director of the Advisor and is the principal in charge of all of its investment management and research activities.

The Advisor is engaged to manage the Fund under an Advisory Agreement approved on an annual basis by the Fund’s Board of Trustees including a majority of its Independent Trustees.  Under the terms of the Advisory Agreement, the Fund pays the Advisor an investment management fee based on a percentage of average net assets.  It also pays a fee for additional services in the areas of compliance, shareholder services and accounting assistance.  These rates are currently set at .25% and .10% annualized respectively.  The board of trustees reviews the agreement(s) with the Advisor annually or more often if appropriate.  A discussion regarding the basis of the Fund’s Board of Trustees’ (the “Board of Trustees”) approval of the Advisory Agreement is available in the Fund’s Annual Report to Shareholders for the period ended December 31, 2012.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

The Fund and the STAAR Investment Trust - The Fund is a member of the STAAR group of six mutual funds. All of the Funds share in the expenses associated with managing and administrating the Funds. Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense. The Funds are owned by the shareholders and a board of trustees oversees the management and administration of the Funds.

SHAREHOLDER INFORMATION

PRICING OF SHARES

The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund’s net assets by the total number of outstanding shares of each Fund. The Funds’ Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year’s Day, Martin Luther King Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust’s Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds’ actual prices by one day.

The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

Fair Value Pricing: The board of Trustees has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale.  Fair pricing is defined as the amount an owner might reasonably expect to receive upon the current sale of a security.  As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund’s investments, which are purchased and sold in markets and funds that are either continuously priced during the day ore priced at the close of market trading.

BUYING SHARES

BY MAIL

You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.

Mail the application with your check made payable to “STAAR Investment Trust” to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund.  Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.

THROUGH YOUR REGISTERED INVESTMENT REPRESENTATIVE

Your representative can help you with forms and the processing of your check.

BY WIRE

Call Shareholder Services for availability and instructions.

BY PAYROLL DEDUCTION

You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.

NEW ACCOUNTS

We are required by law to obtain minimum personal or institutional information that we use to verify your identity.  If you do not provide the information we may not be able to open an account for you.  If we are unable to verify your identity or discover that any identity information is false, we reserve the right to close your account and/or take any other steps, as we deem reasonable.

MINIMUM INITIAL INVESTMENT

The minimum initial amount of investment in the Funds is $1,000.   The entire amount may be invested in this Fund or may be split among any of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.  The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

ADDING TO YOUR INVESTMENTS

By Mail

You may add to your investment at any time by mailing a check payable to “STAAR Investment Trust” to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

By Automatic Investment Plan

You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund.  If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

CHECK PURCHASES

All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.  The STAAR Funds do not accept cash, travelers checks, money orders or checks not made out to the STAAR Investment Trust.  If a check is returned for insufficient funds, the purchase will be cancelled and a reasonable fee may be assed by the Fund.  In addition, if the Fund suffers a loss due to the cancelled transaction, we may charge you the difference.  The STAAR Funds do not accept future-dated checks.

EXCHANGING SHARES

You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

You are selling more than $40,000 worth of shares.

You want to have proceeds paid to someone who is not a registered owner.

You want to have the proceeds sent to an address other than the address of record.

You have changed the address on your account by phone within the last 15 days.

You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. (If the market closes earlier, the NAV will be calculated as of the actual closing time.  If the request is received after such closing time, even if before 4 PM, you will receive the next day’s closing price.)  If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day.  Requests placed on your behalf by an authorized broker-dealer will be treated as if you made the request personally.

Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

If you want to sell shares recently purchased by check or bank draft, your redemption proceeds may be held by us until your check or draft has cleared, which could take up to fifteen days from the purchase date.

REDEMPTION FEES AND RESTRICTIONS: The Funds currently do not charge a fee for redemptions.  However any costs due to special handling requests other than normal mail will be deducted from the account or from the redemption proceeds if the account is being closed.  Furthermore, where the Funds experience frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading.  If you are contemplating a large redemption, please call Shareholder Services in advance.  This allows the Advisors to plan any needed transactions and avoid disruptive effects to the Fund.

GOOD ORDER

We reserve the right to delay transaction instructions that are not in “good order.”  Good order involves verification of identity by phone, written and signed Letter of Instruction (LOI) delivered via mail or fax, or by email with signature imbedded or LOI attached as a pdf document.  To be in good order, instructions must:

1.

Be provided by person(s) authorized on the account in accordance with STAAR’s policies to access the account and request transactions.

2.

Include the Fund name and account number.

3.

Include the amount of the transaction in terms of shares or dollars or percentages.

4.

Signature guarantees or other supporting documents that the type of transaction might require, which can vary depending on the amounts and types of accounts.

The STAAR Investment Trust reserves the right to revise these requirements without notice.

TRADE DATE:  The trade date for any transaction requested in good order will depend on the day and time the request is received by Shareholder Services and the time and manner in which you pay (for a purchase).  Your transaction will be executed only on days that the New York stock Exchange is open for trading (a business day).   The trade will be executed at the NAV calculated at the close of the business day the order is received or the next business day if the order is received on a day the NYSE is not open.  Orders received prior to 4 PM on a business day will be credited on that date.

TIME LIMITS FOR CREDITING PURCHASES, EXCHANGES AND REDEMPTIONS

Orders received in good order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.

DIVIDENDS, CAPITAL GAINS AND TAXES

FUND DISTRIBUTIONS

The Fund distributes its net income (interest and dividends less expenses) as well as any net capital gains realized from the sale of securities owned.  Distributions are normally paid annually in December.  You may receive distributions in cash or you may have them automatically reinvested in more shares of the Fund.

Taxes:  Each year you will receive a 1099 form showing the tax status of any distributions.  Of course, qualified plans such as IRAs as well as certain other entities such as charitable organizations may have no tax obligations in the year of the distribution(s).  Investors in taxable accounts should be aware of the following:

•

Distributions are taxable whether reinvested or not.

•

Distributions declared in December but not paid until January are taxable as if received in December.

•

You may be eligible for reduced taxes on certain “qualified dividends” and long-term capital gains (gains on securities held longer than 1 year).

•

Capital gains distributions will vary from year to year depending on the actual selling activity of the Fund.

•

Any sale of Fund shares or exchange of Fund shares from one fund to another in a taxable account is treated as a sale that needs to be reported on your tax return.

•

Distributions generated by the Fund as well as sales or exchanges you initiate may be subject to state and local income taxes.

•

If you invest in shares of the Fund in taxable account near to a distribution date, you can “buy a dividend,” meaning you could owe more in taxes than you would if you waited until after the distribution date.  It is advisable to check a fund’s distribution schedule before you invest.

•

Special rules apply to IRAs and other deferred accounts.

•

You should consult your professional tax advisor regarding how investing in the Fund may affect your taxes.

Backup Withholding: By law, the Fund administrators must withhold 28% of any taxable distributions or redemptions from your account if you do not provide us with your tax ID number, certify that the number is correct and confirm that you are not subject to backup withholding or if the IRS instructs us to do so.

FOREIGN INVESTORS: Generally Fund shares are not sold outside the United States.  Foreign investors who might buy shares in the U.S. should be aware that U.S. withholding and estate taxes might apply to your investment in the Fund.

INVALID ADDRESS:  If a distribution or capital gain check is returned as undeliverable, the distribution amount will be automatically reinvested and all future distributions will be reinvested until you provide a valid address and instruct distributions to be paid in cash and mailed to the valid address.

RESPONSIBILITY FOR FRAUD

Neither the Fund nor its directors or service companies will be responsible for any account lasses due to fraudulent activities if we reasonably believe that the person transacting business on an account is authorized to do so.  You should carefully review your statements and notify Shareholder Services immediately regarding any transactions that you believe to be unauthorized.

DORMANT ACCOUNTS

If an account has no activity for a period of time, the Fund may be required to transfer it to a state under its abandoned property law.

ACCOUNTS WITH LOW BALANCES

The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.

CHANGES IN INVESTMENT MINIMUMS

At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.

JOINT ACCOUNTS

Where two individuals are registered as owners, the Trust will designate the ownership as “joint tenants with rights of survivorship” unless specified otherwise. All registered owners must agree in writing to any ownership changes.

RIGHT TO DELAY ORDERS

The Trust reserves the right to delay purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request, where a required signature guarantee is not provided or where the order is received on a day the markets are closed or emergency conditions exist as allowed by Section 22 of the 1940 Securities Act.

The Fund reserve the right to stop selling Fund shares or reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from any other STAAR Fund.  This also includes the right to reject any purchase request because of a past history of frequent trading by the investor or because the purchase may negatively affect a fund’s operations or performance.

FREQUENT TRADING AND MARKET TIMING

     The Fund has adopted certain policies to guard against individuals or institutions that might try to engage in trading practices that could adversely affect the Fund and its shareholders.   Such practices include short-term “market timing” trades and “time zone arbitrage.  The Fund Advisor(s) does not knowingly accommodate frequent traders.  Nor does it knowingly accommodate investors trying to anticipate and take advantage of international events that could affect currency values, thereby gaining a short-term advantage based on closing valuations in a fund.  However, there is no assurance that the Fund Advisor or shareholder services provider will be able to detect or prevent frequent trading or market timing in all circumstances.  The Fund has the right to refuse any trades that the Advisor thinks could harm the majority of shareholders.   If you are a market timer or engage in time zone arbitrage, do not use this Fund or any other STAAR Investment Trust Fund.

The Board of Trustees has adopted policies and procedures to guard against frequent trading abuses by shareholders. Tools to combat frequent trading include the following:

The Funds discourage excessive, short-term trading and other abusive trading practices that may harm the Fund’s performance. The Funds are intended for long-term investors. Short-term traders who engage in frequent purchases and redemptions can disrupt a fund’s investment program and create additional transaction costs that are borne by all fund shareholders.

The Funds use a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Funds in their sole discretion. The Funds reserve the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund.   In making this judgment, the Funds may consider trading done in multiple accounts that are under common control. Although the Funds try to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading. Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.

Information regarding the policies of any underlying funds that the Funds might hold can be found in those funds’ prospectuses and reports as filed with the Securities and Exchange Commission.

The Board of Trustees has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Funds’ Internet site at www.staarfunds.com: Proxy Voting Policy and Fair Value Pricing Policy. In addition the board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.

The Board of Trustees annually reviews the Investment Portfolio Advisor’s Agreement and the Advisor’s ownership of securities owned in the Fund(s)’ portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Funds. The Board also reviews the compensation and other accounts managed by the Portfolio Advisor(s). Additional information may be found in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

SALES LOADS: The Fund does not impose any Sales Loads (Charges) on the purchase or redemption of shares or on distributions, whether reinvested or not.

12B-1 FEES:  The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and/or services provided to shareholders.  The maximum fee is .25%.  Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

BROKERAGE ALLOCATION

The Trustees and/or Advisor may select brokers who execute purchases and sales of each Fund’s securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. In 2012 Scottrade received 100% of such commissions.  The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.

STAAR Investment Trust PROSPECTUS                                                                               Page 7

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Goff Backa Alfera & Co., LLC, whose report, along with the Fund’s financial statements, are included in the Fund’s Annual Report, which is available upon request.

General Bond Fund

Selected Per-Share Data Year End December 31	2012	2011	2010	2009	2008
Net asset value, at Beg. of period	$ 9.85	$ 9.97	$ 9.86	$ 9.65	$ 10.14
Income From Investment Operations: ***
Net investment income*	0.14	0.15	0.17	0.24	0.33
Net realized and unrealized gain (loss) on securities	0.32	(0.12)	0.10	0.34	(0.51)
Total from investment operations	0.46	0.03	0.27	0.58	(0.18)
Distributions:
From net investment income	(0.14)	(0.15)	(0.16)	(0.37)	(0.31)
From net realized gain	-	-	-	-	-
Total from distributions	(0.14)	(0.15)	(0.16)	(0.37)	(0.31)
Net Asset Value, at end of Period	$ 10.17	$ 9.85	$ 9.97	$ 9.86	$ 9.65
Total return (%)**	4.68%	0.32%	2.79%	6.13%	(1.74)%
Ratios/Supplemental Data
Net assets at end of period (in $1000’s)	$ 2,337	$ 2,435	$ 2,592	$ 2,193	$ 2,644
Ratio of expenses to average net assets (%)	1.61%	1.71%	1.70%	1.75%	1.44%
Ratio of net inv. income/(loss) to avg net assets (%)	1.37%	1.50%	1.68%	2.44%	3.32%
Portfolio turnover rate	22.53%	88.18%	69.10%	37.18%	103.60%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

STAAR Investment Trust PROSPECTUS                                                                               Page 8

Where to Learn More

Mailing Address:  STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services:  Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com

Web Site:  www.staarfunds.com

Statement of Additional Information (SAI)

You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

Additional information about the Funds’ investments is available in the Trust’s annual and semi-annual Reports to shareholders. In the Trust’s annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performances during their last fiscal year or semi-annual period.

The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-9076, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission’s Public Reference Room (1-800-SEC-0330) or on the Commission’s Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room:  800-SEC-0330

STAAR Investment Trust PROSPECTUS                                                                               Page 9

STAAR International Fund

Prospectus

Ticker: SITIX

May 1, 2013

FUND SUMMARY

INVESTMENT OBJECTIVE:  The STAAR International Fund pursues growth of investors’ capital primarily through investments in international stock mutual funds, ETFs and individual stocks.

FEES AND EXPENSES : The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES

(fees paid directly from your investment)

The Fund is considered “no-load” since it imposes no front-end or back-end sales charges.

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%*
Distribution (12b-1) Fees	0.01%
Other Expenses	1.31%
Acquired Fund Fees & Expenses	0.94%
Total Annual Fund Operating Expenses	3.11%

* Beginning July 1, 2012, the management fee was changed to .80% from .90%.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$314	$960	$1630	$3420

PORTFOLIO TURNOVER:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.86% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGIES:  The Fund’s main strategy is to invest in a variety of other mutual funds and exchange-traded funds (ETFs) that invest in the stocks of foreign companies.  The Advisor seeks to weight allocation to different countries and regions to take advantage of economic and market trends.  The Fund is considered non-diversified in that under normal conditions 80% or more of its total assets are invested in other mutual funds or exchange traded funds (ETFs).

PRINCIPAL RISKS OF INVESTING IN THE FUND:  The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the Advisor’s research, analysis techniques and strategies used by the Advisor and/or the Advisor’s selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down. Volatility has sometimes adversely affected the stock prices even of financially sound companies and funds.  Such market conditions add to the short-term risk of investing in the Funds.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Foreign Investment Risks -- Investing in foreign securities involves risks such as adverse political, social, political and economic developments, different regulations to which companies are subject, currency fluctuations, limited information about the foreign companies, less liquidity in foreign markets and less protection for the shareholders in the foreign market.

Emerging Markets Risks – Investments in less mature economies can be exposed to greater risks due to smaller and less liquid markets, less stable political environments and less developed economic policies and controls.  Emerging markets can be more volatile, experiencing greater “ups and downs” than mature markets.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds.  Shareholders do not control investment transactions and decisions made by managers determine performance.  Transactions can cause taxable distributions that are passed through to shareholders.  Investors in the Fund indirectly pay the expenses of the underlying funds.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

 Annual Total Returns:  The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.staarfunds.com.

Calendar Year Returns, periods ended December 31, 2012

During the 10-year period shown in the bar chart, the highest return for a quarter was 21.11% (quarter ending 06/30/09) and the lowest return for a quarter was -20.26% (quarter ending 9/30/11).

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended 12/31/12	One Year	5 Years	10 Years	Since Inception (05/28/97)
STAAR International
Return Before Taxes	11.98%	-4.13%	7.61%	3.30%
Return After Taxes on Distributions*	11.67%	-4.51%	7.12%	2.63%
Return After Taxes on Distributions and Sale of Fund Shares*	8.17%	-3.53%	6.69%	2.66%
MSCI EAFE Index (Reflects no deductions for taxes, fees or expenses)	17.32%	-3.69%	8.21%	4.39%

* After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

MANGEMENT

Investment Advisor: STAAR Financial Advisors, Inc. is the investment advisor (the “Advisor”) for the Fund.

Portfolio Manager:  J. Andre Weisbrod has served as the Fund’s portfolio manager since 1996.  Mr. Weisbrod is the President and CEO of the Advisor and a Director of the STAAR Investment Trust.

PURCHASE AND SALE OF FUND SHARES: The minimum initial amount of investment in the Funds is $1,000.   The entire amount may be invested in this Fund or may be split among any of the STAAR Funds.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.

TAX INFORMATION: The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  A sale or exchange of Fund shares is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction on your federal tax return.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

STAAR Investment Trust PROSPECTUS                                                                               Page 10

Additional Information about the Funds’ Strategies and Risks

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVES:  The STAAR International Fund pursues growth of investors’ capital primarily through investments in international stock mutual funds, ETFs and individual stocks.

PRINCIPAL INVESTMENT STRATEGIES:

This Fund is a fund of funds that pursues its investment objectives primarily by investing in the shares of other mutual funds, including exchange-traded funds (“ETFs”).  The Advisor seeks out registered funds and ETFs that it believes have a history of superior performance, an investment objective that fits into the Fund’s mix of holdings, and reasonable fees and expenses.   The Advisor attempts to own shares of funds with a variety of management styles.

The funds in which the Fund invests will hold the securities of primarily foreign companies.  There are no limits on the size of companies that may be owned by underlying funds or directly.  Depending on market conditions and trends, the Advisor weighs the overall portfolio mix of shares the Fund owns to higher or lower market capitalization and sectors or industries. Depending on market conditions and trends, the Advisor may weight the styles toward either growth or value.

In deciding to buy, hold or sell a particular mutual fund or individual security, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on a fund or individual security.  The Advisor evaluates trends and price movements of the companies and industries in which the fund is invested.  If a holding fails to perform up to expectations, it may be sold.

The Advisor seeks to avoid active and frequent trading of portfolio securities to achieve its principal investment strategies.  However, frequent trading may be necessary under certain circumstances such as volatile market conditions or unusual shareholder redemptions.  To the extent trading is more frequent, portfolio turnover could increase and short-term gains may be realized that would be passed through to shareholders and for which taxes could be owed at ordinary income rates.

The Advisor may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The Fund may increase or decrease its cash and short-term holdings depending on the Advisor’s evaluation of market conditions, or when anticipated liquidity needs are a concern. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.

RELATED RISKS: There are risks associated with investing in the Fund, and it is possible to lose money.  Previously, principal risks were outlined.  Additional considerations include:

Market Behaviors: Markets go up and down.  Generally, some markets are more volatile than others, including smaller companies and emerging markets.  There is always a risk that an individual security or a sector or entire market will decline in price, creating a loss for an investor.  Foreign stock markets may be riskier than U.S. markets.

Country, Region and Currency Risks: Political upheaval, natural disasters or financial crises can affect a country or a region adversely, causing declines in their respective markets.  In addition, companies in foreign nations are not subject the same accounting and regulatory requirements as are firms in the U.S.  These factors along with longer-term trends in a nation’s financial strength can adversely affect a country’s currency value compared to other countries.  Not only are the Fund’s investments in overseas securities affected by these factors; U.S. firms doing business overseas are affected by these factors.

Investment Management:  The Advisor is responsible for the selection and allocation of the Fund’s investments.  Its decisions can affect the performance of the Fund apart from general market conditions and trends thereby causing the Fund to under perform its comparison benchmark(s) or other funds with similar objectives.

Derivatives: Derivatives are financial instruments whose value is based on (derived) the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average).  Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets.

Cash Management: As part of its overall strategy, the Fund’s management may increase or decrease its cash positions.  The use of cash can adversely affect a fund’s performance if too much is held during market advances.  Generally the Fund employs one or more money market funds to hold cash.  These funds carry their own risks common to such funds, and may under perform other funds with similar objectives.

Temporary Investments: The Fund may take temporary positions that depart form its normal investment strategies and policies when such positions are believed to be in the Fund’s best interest.   Examples include taking higher than normal cash positions, i.e. 20% or more of the Fund’s assets or option contracts designed as “portfolio insurance.”  An example of portfolio insurance would be purchasing a “put’ contract when a market or individual security has advanced beyond expectations.

Changes in Tax Laws: Legislation can be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.

PORTFOLIO HOLDINGS:  A list of the Fund’s portfolio securities is available in the Fund’s SAI (Statement of Additional Information) and Annual or Semi-Annual Reports.  These may be obtained from Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR) or at www.staarfunds.com.  The Fund’s schedule of portfolio holdings are also filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Securities & Exchange Commission’s website at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services  Information regarding any underlying funds that the Funds might hold can be found in those funds’ prospectuses and reports as filed with the Securities and Exchange Commission.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Advisor, STAAR Financial Advisors, Inc. is located at 604 McKnight Park Dr, Pittsburgh, PA 15237.  J. Andre Weisbrod has served as portfolio manager and/or investment advisor to corporations, individuals, pension and profit-sharing plans and endowment funds since 1989. The Advisor is under contract to provide investment management and advice to individual and institutional clients, in addition to the Fund.  The Advisor is registered with the SEC under the Investment Advisors Act of 1940, as amended. Mr. Weisbrod is the President and Director of the Advisor and is the principal in charge of all of its investment management and research activities.

The Advisor is engaged to manage the Fund under an Advisory Agreement approved on an annual basis by the Fund’s Board of Trustees including a majority of its Independent Trustees.  Under the terms of the Advisory Agreement, the Fund pays the Advisor an investment management fee based on a percentage of average net assets.  It also pays a fee for additional services in the areas of compliance, shareholder services and accounting assistance.  These rates are currently set at .80% and .10% annualized respectively.  The board of trustees reviews the agreement(s) with the Advisor annually or more often if appropriate.  A discussion regarding the basis of the Fund’s Board of Trustees’   approval of the Advisory Agreement is available in the Fund’s Annual Report to Shareholders for the period ended December 31, 2012.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

The Fund and the STAAR Investment Trust - The Fund is a member of the STAAR group of six mutual funds. All of the Funds share in the expenses associated with managing and administrating the Funds. Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense. The Funds are owned by the shareholders and a board of trustees oversees the management and administration of the Funds.

STAAR Investment Trust PROSPECTUS                                                                               Page 11

SHAREHOLDER INFORMATION

PRICING OF SHARES

The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund’s net assets by the total number of outstanding shares of each Fund. The Funds’ Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year’s Day, Martin Luther King Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust’s Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds’ actual prices by one day.

The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

Fair Value Pricing: The board of Trustees has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale.  Fair pricing is defined as the amount an owner might reasonably expect to receive upon the current sale of a security.  As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund’s investments, which are purchased and sold in markets and funds that are either continuously priced during the day ore priced at the close of market trading.

BUYING SHARES

By Mail

You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.

Mail the application with your check made payable to “STAAR Investment Trust” to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund.  Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.

Through Your Registered Investment Representative

Your representative can help you with forms and the processing of your check.

By Wire

Call Shareholder Services for availability and instructions.

By Payroll Deduction

You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.

NEW ACCOUNTS

We are required by law to obtain minimum personal or institutional information that we use to verify your identity.  If you do not provide the information we may not be able to open an account for you.  If we are unable to verify your identity or discover that any identity information is false, we reserve the right to close your account and/or take any other steps, as we deem reasonable.

MINIMUM INITIAL INVESTMENT

The minimum initial amount of investment in the Funds is $1,000.   The entire amount may be invested in this Fund or may be split among any of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.  The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

ADDING TO YOUR INVESTMENTS

By Mail

You may add to your investment at any time by mailing a check payable to “STAAR Investment Trust” to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

By Automatic Investment Plan

You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund.  If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

CHECK PURCHASES

All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.  The STAAR Funds do not accept cash, travelers checks, money orders or checks not made out to the STAAR Investment Trust.  If a check is returned for insufficient funds, the purchase will be cancelled and a reasonable fee may be assed by the Fund.  In addition, if the Fund suffers a loss due to the cancelled transaction, we may charge you the difference.  The STAAR Funds do not accept future-dated checks.

EXCHANGING SHARES

You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

You are selling more than $40,000 worth of shares.

You want to have proceeds paid to someone who is not a registered owner.

You want to have the proceeds sent to an address other than the address of record.

You have changed the address on your account by phone within the last 15 days.

You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. (If the market closes earlier, the NAV will be calculated as of the actual closing time.  If the request is received after such closing time, even if before 4 PM, you will receive the next day’s closing price.)  If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day.  Requests placed on your behalf by an authorized broker-dealer will be treated as if you made the request personally.

Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

If you want to sell shares recently purchased by check or bank draft, your redemption proceeds may be held by us until your check or draft has cleared, which could take up to fifteen days from the purchase date.

REDEMPTION FEES AND RESTRICTIONS: The Funds currently do not charge a fee for redemptions.  However any costs due to special handling requests other than normal mail will be deducted from the account or from the redemption proceeds if the account is being closed.  Furthermore, where the Funds experience frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading.  This allows the Advisor to plan any needed transactions and avoid disruptive effects to the Fund.

GOOD ORDER

We reserve the right to delay transaction instructions that are not in “good order.”  Good order involves verification of identity by phone, written and signed Letter of Instruction (LOI) delivered via mail or fax, or by email with signature imbedded or LOI attached as a pdf document.  To be in good order, instructions must:

1.

Be provided by person(s) authorized on the account in accordance with STAAR’s policies to access the account and request transactions.

2.

Include the Fund name and account number.

3.

Include the amount of the transaction in terms of shares or dollars or percentages.

4.

Signature guarantees or other supporting documents that the type of transaction might require, which can vary depending on the amounts and types of accounts.

The STAAR Investment Trust reserves the right to revise these requirements without notice.

TRADE DATE:  The trade date for any transaction requested in good order will depend on the day and time the request is received by Shareholder Services and the time and manner in which you pay (for a purchase).  Your transaction will be executed only on days that the New York stock Exchange is open for trading (a business day).   The trade will be executed at the NAV calculated at the close of the business day the order is received or the next business day if the order is received on a day the NYSE is not open.  Orders received prior to 4 PM on a business day will be credited on that date.

TIME LIMITS FOR CREDITING PURCHASES, EXCHANGES AND REDEMPTIONS

Orders received in good order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.

DIVIDENDS, CAPITAL GAINS AND TAXES

FUND DISTRIBUTIONS

The Fund distributes its net income (interest and dividends less expenses) as well as any net capital gains realized from the sale of securities owned.  Distributions are normally paid annually in December.  You may receive distributions in cash or you may have them automatically reinvested in more shares of the Fund.

Taxes:  Each year you will receive a 1099 form showing the tax status of any distributions.  Of course, qualified plans such as IRAs as well as certain other entities such as charitable organizations may have no tax obligations in the year of the distribution(s).  Investors in taxable accounts should be aware of the following:

•

Distributions are taxable whether reinvested or not.

•

Distributions declared in December but not paid until January are taxable as if received in December.

•

You may be eligible for reduced taxes on certain “qualified dividends” and long-term capital gains (gains on securities held longer than 1 year).

•

Capital gains distributions will vary from year to year depending on the actual selling activity of the Fund.

•

Any sale of Fund shares or exchange of Fund shares from one fund to another in a taxable account is treated as a sale that needs to be reported on your tax return.

•

Distributions generated by the Fund as well as sales or exchanges you initiate may be subject to state and local income taxes.

•

If you invest in shares of the Fund in taxable account near to a distribution date, you can “buy a dividend,” meaning you could owe more in taxes than you would if you waited until after the distribution date.  It is advisable to check a fund’s distribution schedule before you invest.

•

Special rules apply to IRAs and other deferred accounts.

•

You should consult your professional tax advisor regarding how investing in the Fund may affect your taxes.

Backup Withholding: By law, the Fund administrators must withhold 28% of any taxable distributions or redemptions from your account if you do not provide us with your tax ID number, certify that the number is correct and confirm that you are not subject to backup withholding or if the IRS instructs us to do so.

FOREIGN INVESTORS: Generally Fund shares are not sold outside the United States.  Foreign investors who might buy shares in the U.S. should be aware that U.S. withholding and estate taxes might apply to your investment in the Fund.

INVALID ADDRESS:  If a distribution or capital gain check is returned as undeliverable, the distribution amount will be automatically reinvested and all future distributions will be reinvested until you provide a valid address and instruct distributions to be paid in cash and mailed to the valid address.

RESPONSIBILITY FOR FRAUD

Neither the Fund nor its directors or service companies will be responsible for any account lasses due to fraudulent activities if we reasonably believe that the person transacting business on an account is authorized to do so.  You should carefully review your statements and notify Shareholder Services immediately regarding any transactions that you believe to be unauthorized.

DORMANT ACCOUNTS

If an account has no activity for a period of time, the Fund may be required to transfer it to a state under its abandoned property law.

ACCOUNTS WITH LOW BALANCES

The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.

CHANGES IN INVESTMENT MINIMUMS

At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.

JOINT ACCOUNTS

Where two individuals are registered as owners, the Trust will designate the ownership as “joint tenants with rights of survivorship” unless specified otherwise. All registered owners must agree in writing to any ownership changes.

RIGHT TO DELAY ORDERS

The Trust reserves the right to delay purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request, where a required signature guarantee is not provided or where the order is received on a day the markets are closed or emergency conditions exist as allowed by Section 22 of the 1940 Securities Act.

The Fund reserve the right to stop selling Fund shares or reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from any other STAAR Fund.  This also includes the right to reject any purchase request because of a past history of frequent trading by the investor or because the purchase may negatively affect a fund’s operations or performance.

FREQUENT TRADING AND MARKET TIMING

     The Fund has adopted certain policies to guard against individuals or institutions that might try to engage in trading practices that could adversely affect the Fund and its shareholders.   Such practices include short-term “market timing” trades and “time zone arbitrage.  The Fund Advisor does not knowingly accommodate frequent traders.  Nor does it knowingly accommodate investors trying to anticipate and take advantage of international events that could affect currency values, thereby gaining a short-term advantage based on closing valuations in a fund.  However, there is no assurance that the Fund Advisor or shareholder services provider will be able to detect or prevent frequent trading or market timing in all circumstances.  The Fund has the right to refuse any trades that the Advisor thinks could harm the majority of shareholders.   If you are a market timer or engage in time zone arbitrage, do not use this Fund or any other STAAR Investment Trust Fund.

The Board of Trustees has adopted policies and procedures to guard against frequent trading abuses by shareholders. Tools to combat frequent trading include the following:

The Funds discourage excessive, short-term trading and other abusive trading practices that may harm the Fund’s performance. The Funds are intended for long-term investors. Short-term traders who engage in frequent purchases and redemptions can disrupt a fund’s investment program and create additional transaction costs that are borne by all fund shareholders.

The Funds use a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Funds in their sole discretion. The Funds reserve the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund.   In making this judgment, the Funds may consider trading done in multiple accounts that are under common control. Although the Funds try to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading. Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.

Information regarding the policies of any underlying funds that the Funds might hold can be found in those funds’ prospectuses and reports as filed with the Securities and Exchange Commission.

The Board of Trustees has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Funds’ Internet site at www.staarfunds.com: Proxy Voting Policy and Fair Value Pricing Policy. In addition the board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.

The Board of Trustees annually reviews the Investment Portfolio Advisor’s Agreement and the managers ownership of securities owned in the Fund(s)’ portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Funds. The Board also reviews the compensation and other accounts managed by the Portfolio Advisor(s). Additional information may be found in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

SALES LOADS: The Fund does not impose any Sales Loads (Charges) on the purchase or redemption of shares or on distributions, whether reinvested or not.

12B-1 FEES:  The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and/or services provided to shareholders.  The maximum fee is .25%.  Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges

BROKERAGE ALLOCATION

The Trustees and/or Advisor may select brokers who execute purchases and sales of each Fund’s securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. In 2012 Scottrade received 100% of such commissions.  The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.

STAAR Investment Trust PROSPECTUS                                                                               Page 12

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Goff Backa Alfera & Co., LLC, whose report, along with the Fund’s financial statements, are included in the Fund’s Annual Report, which is available upon request.

International Fund

Selected Per-Share Data Year End December 31	2012	2011	2010	2009	2008
Net asset value, at Beg. of period	$ 10.49	$ 12.59	$ 11.44	$ 8.70	$ 16.33
Income From Investment Operations: ***
Net investment (loss)*	(0.03)	(0.06)	(0.08)	(0.09)	(0.03)
Net realized and unrealized gain (loss) on securities	1.29	(1.90)	1.23	2.83	(6.64)
Total from investment operations	1.26	(1.96)	1.15	2.74	(6.67)
Distributions:
From net investment income	-	-	-	-	-
From net realized gain	(0.21)	(0.14)	-	-	(0.96)
Total from distributions	(0.21)	(0.14)	-	-	(0.96)
Net Asset Value, at end of Period	$ 11.54	$ 10.49	$ 12.59	$ 11.44	$ 8.70
Total return (%)**	11.98%	(15.55)%	10.05%	31.49%	(40.82)%
Ratios/Supplemental Data
Net assets at end of period (in $1000’s)	$ 2,664	$ 2,509	$ 3,209	$ 3,030	$ 2,329
Ratio of expenses to average net assets (%)	2.17%	2.22%	2.17%	2.31%	1.96%
Ratio of net inv. (loss) to avg net assets (%)	(0.31)%	(0.53)%	(0.69)%	(0.90)%	(0.25)%
Portfolio turnover rate	12.86%	47.81%	8.68%	15.30%	21.47%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

STAAR Investment Trust PROSPECTUS                                                                               Page 13

Where to Learn More

Mailing Address:  STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services:  Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com

Web Site:  www.staarfunds.com

Statement of Additional Information (SAI)

You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

Additional information about the Funds’ investments is available in the Trust’s annual and semi-annual Reports to shareholders. In the Trust’s annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performances during their last fiscal year or semi-annual period.

The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-9076, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission’s Public Reference Room (1-800-SEC-0330) or on the Commission’s Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room:  800-SEC-0330

STAAR Investment Trust PROSPECTUS                                                                               Page 14

Larger Company Stock Fund

Prospectus

Ticker: SITLX

May 1, 2013

FUND SUMMARY

INVESTMENT OBJECTIVE: The STAAR Larger Company Stock Fund seeks to create growth of capital with income as a secondary objective, primarily by investing in large company and larger mid-size company mutual funds and stocks.

FEES AND EXPENSES:  The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES1

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%*
Distribution (12b-1) Fees	0.01%
Other Expenses	1.28%
Acquired Fund Fees & Expenses	0.61%
Total Annual Fund Operating Expenses	2.75%

* Beginning July 1, 2012, the management fee was changed to .80% from .90%.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$278	$853	$1454	$3080

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 5.55% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGIES: This is a “fund of funds” that purchases the shares of other mutual funds and exchange trades funds (ETFs).  The Advisor seeks out funds that invest in stocks of large companies with market capitalization of $5 billion or more and larger mid-cap stocks having market capitalization between $3 billion and $5 billion.  The Fund’s investments represent a broad mix of industries. Depending on market conditions and trends, the Advisor weights the Fund’s overall portfolio mix to higher or lower market capitalization and sectors with a mix of growth and value management styles, sometimes called a "blend" style. The Fund is considered non-diversified in that under normal conditions 80% or more of its total assets are invested in other mutual funds or exchange traded funds (ETFs).

PRINCIPAL RISKS OF INVESTING IN THE FUND:  The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the Advisor’s research, analysis techniques and strategies used by the Advisor and/or the Advisor’s selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.  Volatility has sometimes adversely affected the stock prices even of financially sound companies and funds.  Such market conditions add to the short-term risk of investing in the Funds.

Investment Risks -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy.  Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds.  Shareholders do not control investment transactions and decisions made by managers determine performance.  Transactions can cause taxable distributions that are passed through to shareholders.  Investors in the Fund indirectly pay the expenses of underlying funds.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

ANNUAL TOTAL RETURNS:  The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.staarfunds.com.

Calendar Year Returns, periods ended December 31, 2012

During the 10-year period shown in the bar chart, the highest return for a quarter was 11.11% (quarter ending 06/30/09) and the lowest return for a quarter was –19.34% (quarter ending 12/31/08).

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended 12/31/12	One Year	5 Years	10 Years	Since Inception (05/28/97)
STAAR Larger Company Fund
Return Before Taxes	10.85%	-1.35%	3.90%	2.90%
Return After Taxes on Distributions*	10.85%	-1.35%	3.76%	2.43%
Return After Taxes on Distributions and Sale of Fund Shares*	7.05%	-1.14%	3.40%	2.38%
S&P 500 Index (Reflects no deductions for taxes, fees or expenses)	16.00%	1.66%	7.10%	5.28%

*

After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).  .

MANAGEMENT

Investment Advisor: STAAR Financial Advisors, Inc. is the investment advisor (the “Advisor”) for the Fund.

Portfolio Manager:  J. Andre Weisbrod has served as the Fund’s portfolio manager since 1996.  Mr. Weisbrod is the President and Director of the Advisor.

PURCHASE AND SALE OF FUND SHARES:  The minimum initial amount of investment in the Fund is $1,000.   The entire amount may be invested in the Fund or may be split among one or more of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.

TAX INFORMATION: The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.   A sale or exchange of Fund shares is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction on your federal tax return.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:   If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

STAAR Investment Trust PROSPECTUS                                                                               Page 15

Additional Information about the Funds’ Strategies and Risks

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVES:  The STAAR Larger Company Stock Fund seeks to create growth of capital with income as a secondary objective, primarily by investing in large company and larger mid-size company mutual funds and stocks.

PRINCIPAL INVESTMENT STRATEGIES:

This Fund is a fund of funds that pursues its investment objectives primarily by investing in the shares of other mutual funds, including exchange-traded funds (“ETFs”). The Advisor seeks out registered funds and ETFs that it believes have a history of superior performance, an investment objective that fits into the Fund’s mix of holdings, and reasonable fees and expenses.   The Advisor attempts to own shares of funds with a variety of management styles.

The Fund’s investments primarily consist of the shares of other funds that own stocks of large companies with market capitalization (size) of $5 billion or more and larger mid-cap stocks having market capitalization between $3 billion and $5 billion.  Depending on market conditions and trends, the Advisor weighs the overall portfolio mix of shares the Fund owns to higher or lower concentrations of sectors or industries. Depending on market conditions and trends, the Advisor may weight the styles toward either growth or value.

Up to 20% of the portfolio may be held in individual stocks of small and smaller mid-sized companies that the Advisor believes can be held profitably for a period of 1-5 years.  The advisor may however sell a security that is not performing regardless of when it was purchased.  In making its investment decision the Advisor assesses the quality of management, the industry sector and the companies’ business plan and financial performance.

In deciding to buy, hold or sell a particular mutual fund or individual security, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on a fund or individual security.  The Advisor evaluates trends and price movements of the companies and industries in which the fund is invested.  If a holding fails to perform up to expectations, it may be sold.

The Advisor seeks to avoid active and frequent trading of portfolio securities to achieve its principal investment strategies.  However, frequent trading may be necessary under certain circumstances such as volatile market conditions or unusual shareholder redemptions.  To the extent trading is more frequent, portfolio turnover could increase and short-term gains may be realized that would be passed through to shareholders and for which taxes could be owed at ordinary income rates.

The Advisor may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The Fund may increase or decrease its cash and short-term holdings depending on the manager evaluation of market conditions, or when anticipated liquidity needs are a concern. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.

RELATED RISKS: There are risks associated with investing in the Fund, and it is possible to lose money.  Previously, principal risks were outlined.  Additional considerations include:

Market Behaviors: Markets go up and down.  Generally, some markets are more volatile than others, including smaller companies and emerging markets.  There is always a risk that an individual security or a sector or entire market will decline in price, creating a loss for an investor.  Foreign stock markets may be riskier than U.S. markets.

Country, Region and Currency Risks: Political upheaval, natural disasters or financial crises can affect a country or a region adversely, causing declines in their respective markets.  In addition, companies in foreign nations are not subject the same accounting and regulatory requirements as are firms in the U.S.  These factors along with longer-term trends in a nation’s financial strength can adversely affect a country’s currency value compared to other countries.  Not only are the Fund’s investments in overseas securities affected by these factors; U.S. firms doing business overseas are affected by these factors.

Investment Management:  The Advisor is responsible for the selection and allocation of the Fund’s investments.  Its decisions can affect the performance of the Fund apart from general market conditions and trends thereby causing the Fund to under perform its comparison benchmark(s) or other funds with similar objectives.

Cash Management: As part of its overall strategy, the Fund’s management may increase or decrease its cash positions.  The use of cash can adversely affect a fund’s performance if too much is held during market advances.  Generally the Fund employs one or more money market funds to hold cash.  These funds carry their own risks common to such funds, and may under perform other funds with similar objectives.

Temporary Investments: The Fund may take temporary positions that depart from its normal investment strategies and policies when such positions are believed to be in the Fund’s best interest.   Examples include taking higher than normal cash positions, i.e. 20% or more of the Fund’s assets or option contracts designed as “portfolio insurance.”  An example of portfolio insurance would be purchasing a “put’ contract when a market or individual security has advanced beyond expectations.

Derivatives: Derivatives are financial instruments whose value is based on (derived) the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average).  Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets.

Changes in Tax Laws: Legislation can be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.

PORTFOLIO HOLDINGS:  A list of the Fund’s portfolio securities is available in the Fund’s SAI (Statement of Additional Information) and Annual or Semi-Annual Reports.  These may be obtained from Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR) or at www.staarfunds.com.  The Fund’s schedule of portfolio holdings are also filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Securities & Exchange Commission’s website at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services  Information regarding any underlying funds that the Funds might hold can be found in those funds’ prospectuses and reports as filed with the Securities and Exchange Commission.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Advisor, STAAR Financial Advisors, Inc. is located at 604 McKnight Park Dr, Pittsburgh, PA 15237.  J. Andre Weisbrod has served as portfolio manager and/or investment advisor to corporations, individuals, pension and profit-sharing plans and endowment funds since 1989. The Advisor is under contract to provide investment management and advice to individual and institutional clients, in addition to the Fund.  The Advisor is registered with the SEC under the Investment Advisor s Act of 1940, as amended. Mr. Weisbrod is the President and Director of the Advisor and is the principal in charge of all of its investment management and research activities.

The Advisor is engaged to manage the Fund under an Advisory Agreement approved on an annual basis by the Fund’s Board of Trustees including a majority of its Independent Trustees.  Under the terms of the Advisory Agreement, the Fund pays the Advisor an investment management fee based on a percentage of average net assets.  It also pays a fee for additional services in the areas of compliance, shareholder services and accounting assistance.  These rates are currently set at .80% and .10% annualized respectively.  The board of trustees reviews the agreement(s) with the Advisor annually or more often if appropriate.  A discussion regarding the basis of the Fund’s Board of Trustees’   approval of the Advisory Agreement is available in the Fund’s Annual Report to Shareholders for the period ended December 31, 2012.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

The Fund and the STAAR Investment Trust - The Fund is a member of the STAAR group of six mutual funds.  All of the Funds share in the expenses associated with managing and administrating the Funds. Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense. The Funds are owned by the shareholders and a board of trustees oversees the management and administration of the Funds.

SHAREHOLDER INFORMATION

PRICING OF SHARES

The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund’s net assets by the total number of outstanding shares of each Fund. The Funds’ Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year’s Day, Martin Luther King Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust’s Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds’ actual prices by one day.

The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

Fair Value Pricing: The board of Trustees has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale.  Fair pricing is defined as the amount an owner might reasonably expect to receive upon the current sale of a security.  As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund’s investments, which are purchased and sold in markets and funds that are either continuously priced during the day ore priced at the close of market trading.

BUYING SHARES

By Mail

You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.

Mail the application with your check made payable to “STAAR Investment Trust” to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund.  Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.

Through Your Registered Investment Representative

Your representative can help you with forms and the processing of your check.

By Wire

Call Shareholder Services for availability and instructions.

By Payroll Deduction

You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.

NEW ACCOUNTS

We are required by law to obtain minimum personal or institutional information that we use to verify your identity.  If you do not provide the information we may not be able to open an account for you.  If we are unable to verify your identity or discover that any identity information is false, we reserve the right to close your account and/or take any other steps, as we deem reasonable.

MINIMUM INITIAL INVESTMENT

The minimum initial amount of investment in the Fund is $1,000.   The entire amount may be invested in the Fund or may be split among one or more of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.  The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

ADDING TO YOUR INVESTMENTS

BY MAIL

You may add to your investment at any time by mailing a check payable to “STAAR Investment Trust” to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

BY AUTOMATIC INVESTMENT PLAN

You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund.  If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

CHECK PURCHASES

All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.  The STAAR Funds do not accept cash, travelers checks, money orders or checks not made out to the STAAR Investment Trust.  If a check is returned for insufficient funds, the purchase will be cancelled and a reasonable fee may be assed by the Fund.  In addition, if the Fund suffers a loss due to the cancelled transaction, we may charge you the difference.  The STAAR Funds do not accept future-dated checks.

EXCHANGING SHARES

You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

You are selling more than $40,000 worth of shares.

You want to have proceeds paid to someone who is not a registered owner.

You want to have the proceeds sent to an address other than the address of record.

You have changed the address on your account by phone within the last 15 days.

You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. (If the market closes earlier, the NAV will be calculated as of the actual closing time.  If the request is received after such closing time, even if before 4 PM, you will receive the next day’s closing price.)  If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day.  Requests placed on your behalf by an authorized broker-dealer will be treated as if you made the request personally.

Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

If you want to sell shares recently purchased by check or bank draft, your redemption proceeds may be held by us until your check or draft has cleared, which could take up to fifteen days from the purchase date.

REDEMPTION FEES AND RESTRICTIONS: The Funds currently do not charge a fee for redemptions.  However any costs due to special handling requests other than normal mail will be deducted from the account or from the redemption proceeds if the account is being closed.  Furthermore, where the Funds experience frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading.  If you are contemplating a large redemption, please call Shareholder Services in advance.  This allows the Advisor to plan any needed transactions and avoid disruptive effects to the Fund.

GOOD ORDER

We reserve the right to delay transaction instructions that are not in “good order.”  Good order involves verification of identity by phone, written and signed Letter of Instruction (LOI) delivered via mail or fax, or by email with signature imbedded or LOI attached as a pdf document.  To be in good order, instructions must:

1.

Be provided by person(s) authorized on the account in accordance with STAAR’s policies to access the account and request transactions.

2.

Include the Fund name and account number.

3.

Include the amount of the transaction in terms of shares or dollars or percentages.

4.

Signature guarantees or other supporting documents that the type of transaction might require, which can vary depending on the amounts and types of accounts.

The STAAR Investment Trust reserves the right to revise these requirements without notice.

TRADE DATE:  The trade date for any transaction requested will depend on the day and time the request is received by Shareholder Services and the time and manner in which you pay (for a purchase).  Your transaction will be executed only on days that the New York stock Exchange is open for trading (a business day).   The trade will be executed at the NAV calculated at the close of the business day the order is received or the next business day if the order is received on a day the NYSE is not open.  Orders received prior to 4 PM on a business day will be credited on that date.

TIME LIMITS FOR CREDITING PURCHASES, EXCHANGES AND REDEMPTIONS

Orders received in good order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.

DIVIDENDS, CAPITAL GAINS AND TAXES

FUND DISTRIBUTIONS

The Fund distributes its net income (interest and dividends less expenses) as well as any net capital gains realized from the sale of securities owned.  Distributions are normally paid annually in December.  You may receive distributions in cash or you may have them automatically reinvested in more shares of the Fund.

Taxes:  Each year you will receive a 1099 form showing the tax status of any distributions.  Of course, qualified plans such as IRAs as well as certain other entities such as charitable organizations may have no tax obligations in the year of the distribution(s).  Investors in taxable accounts should be aware of the following:

•

Distributions are taxable whether reinvested or not.

•

Distributions declared in December but not paid until January are taxable as if received in December.

•

You may be eligible for reduced taxes on certain “qualified dividends” and long-term capital gains (gains on securities held longer than 1 year).

•

Capital gains distributions will vary from year to year depending on the actual selling activity of the Fund.

•

Any sale of Fund shares or exchange of Fund shares from one fund to another in a taxable account is treated as a sale that needs to be reported on your tax return.

•

Distributions generated by the Fund as well as sales or exchanges you initiate may be subject to state and local income taxes.

•

If you invest in shares of the Fund in taxable account near to a distribution date, you can “buy a dividend,” meaning you could owe more in taxes than you would if you waited until after the distribution date.  It is advisable to check a fund’s distribution schedule before you invest.

•

Special rules apply to IRAs and other deferred accounts.

•

You should consult your professional tax advisor regarding how investing in the Fund may affect your taxes.

Backup Withholding: By law, the Fund administrators must withhold 28% of any taxable distributions or redemptions from your account if you do not provide us with your tax ID number, certify that the number is correct and confirm that you are not subject to backup withholding or if the IRS instructs us to do so.

FOREIGN INVESTORS: Generally Fund shares are not sold outside the United States.  Foreign investors who might buy shares in the U.S. should be aware that U.S. withholding and estate taxes might apply to your investment in the Fund.

INVALID ADDRESS:  If a distribution or capital gain check is returned as undeliverable, the distribution amount will be automatically reinvested and all future distributions will be reinvested until you provide a valid address and instruct distributions to be paid in cash and mailed to the valid address.

RESPONSIBILITY FOR FRAUD

Neither the Fund nor its directors or service companies will be responsible for any account lasses due to fraudulent activities if we reasonably believe that the person transacting business on an account is authorized to do so.  You should carefully review your statements and notify Shareholder Services immediately regarding any transactions that you believe to be unauthorized.

DORMANT ACCOUNTS

If an account has no activity for a period of time, the Fund may be required to transfer it to a state under its abandoned property law.

ACCOUNTS WITH LOW BALANCES

The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.

CHANGES IN INVESTMENT MINIMUMS

At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.

JOINT ACCOUNTS

Where two individuals are registered as owners, the Trust will designate the ownership as “joint tenants with rights of survivorship” unless specified otherwise. All registered owners must agree in writing to any ownership changes.

RIGHT TO DELAY ORDERS

The Trust reserves the right to delay purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request, where a required signature guarantee is not provided or where the order is received on a day the markets are closed or emergency conditions exist as allowed by Section 22 of the 1940 Securities Act.

The Fund reserve the right to stop selling Fund shares or reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from any other STAAR Fund.  This also includes the right to reject any purchase request because of a past history of frequent trading by the investor or because the purchase may negatively affect a fund’s operations or performance.

STAAR Investment Trust PROSPECTUS                                                                               Page 16

FREQUENT TRADING AND MARKET TIMING

The Fund has adopted certain policies to guard against individuals or institutions that might try to engage in trading practices that could adversely affect the Fund and its shareholders.   Such practices include short-term “market timing” trades and “time zone arbitrage.  The Fund Advisor does not knowingly accommodate frequent traders.  Nor does it knowingly accommodate investors trying to anticipate and take advantage of international events that could affect currency values, thereby gaining a short-term advantage based on closing valuations in a fund.  However, there is no assurance that the Fund Advisor or shareholder services provider will be able to detect or prevent frequent trading or market timing in all circumstances.  The Fund has the right to refuse any trades that the Advisor thinks could harm the majority of shareholders.   If you are a market timer or engage in time zone arbitrage, do not use this Fund or any other STAAR Investment Trust Fund.

The Board of Trustees has adopted policies and procedures to guard against frequent trading abuses by shareholders. Tools to combat frequent trading include the following:

The Funds discourage excessive, short-term trading and other abusive trading practices that may harm the Fund’s performance. The Funds are intended for long-term investors. Short-term traders who engage in frequent purchases and redemptions can disrupt a fund’s investment program and create additional transaction costs that are borne by all fund shareholders.

The Funds use a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Funds in their sole discretion. The Funds reserve the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund.   In making this judgment, the Funds may consider trading done in multiple accounts that are under common control. Although the Funds try to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading. Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.

Information regarding the policies of any underlying funds that the Funds might hold can be found in those funds’ prospectuses and reports as filed with the Securities and Exchange Commission.

The Board of Trustees has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Funds’ Internet site at www.staarfunds.com: Proxy Voting Policy and Fair Value Pricing Policy. In addition the board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.

The Board of Trustees annually reviews the Investment Portfolio Advisor’s Agreement and the Advisor’s ownership of securities owned in the Fund(s)’ portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Funds. The Board also reviews the compensation and other accounts managed by the Portfolio Advisor. Additional information may be found in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

SALES LOADS: The Fund does not impose any Sales Loads (Charges) on the purchase or redemption of shares or on distributions, whether reinvested or not.

12B-1 FEES:  The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and/or services provided to shareholders.  The maximum fee is .25%.  Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges

BROKERAGE ALLOCATION

The Trustees and/or Advisor may select brokers who execute purchases and sales of each Fund’s securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. In 2012 Scottrade received 100% of such commissions.  The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.

STAAR Investment Trust PROSPECTUS                                                                               Page 17

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Goff Backa Alfera & Co., LLC, whose report, along with the Fund’s financial statements, are included in the Fund’s Annual Report, which is available upon request.

Larger Company Stock Fund

Selected Per-Share Data Year End December 31	2012	2011	2010	2009	2008
Net asset value, at Beg. of period	$ 11.43	$ 11.91	$ 10.52	$ 9.03	$ 13.56
Income From Investment Operations: ***
Net investment (loss)*	(0.08)	(0.12)	(0.10)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on securities	1.32	(0.36)	1.49	1.60	(4.48)
Total from investment operations	1.24	(0.48)	1.39	1.49	(4.53)
Distributions:
From net investment income	-	-	-	-	-
From net realized gain	-	-	-	-	-
Total from distributions	-	-	-	-	-
Net Asset Value, at end of Period	$ 12.67	$ 11.43	$ 11.91	$ 10.52	$ 9.03
Total return (%)**	10.85%	(4.03)%	13.21%	16.50%	(33.41)%
Ratios/Supplemental Data
Net assets at end of period (in $1000’s)	$ 2,969	$ 2,991	$ 3,248	$ 2,922	$ 2,613
Ratio of expenses to average net assets (%)	2.14%	2.22%	2.19%	2.30%	1.91%
Ratio of net inv. (loss) to avg net assets (%)	(0.66)%	(1.01)%	(0.97)%	(1.15)%	(0.42)%
Portfolio turnover rate	5.55%	32.42%	45.48%	17.08%	15.99%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

STAAR Investment Trust PROSPECTUS                                                                               Page 18

Where to Learn More

Mailing Address:  STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services:  Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com

Web Site:  www.staarfunds.com

Statement of Additional Information (SAI)

You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

Additional information about the Funds’ investments is available in the Trust’s annual and semi-annual Reports to shareholders. In the Trust’s annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performances during their last fiscal year or semi-annual period.

The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-9076, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission’s Public Reference Room (1-800-SEC-0330) or on the Commission’s Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room:  800-SEC-0330

STAAR Investment Trust PROSPECTUS                                                                               Page 19

STAAR Short Term Bond Fund

Prospectus

Ticker: SITBX

May 1, 2013

FUND SUMMARY

INVESTMENT OBJECTIVE: The STAAR Short Term Bond Fund seeks to create income with an emphasis on safety of principal.

FEES AND EXPENSES: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.27%*
Distribution (12b-1) Fees	0.04%
Other Expenses	1.24%
Acquired Fund Fees & Expenses	0.01%
Total Annual Fund Operating Expenses	1.56%

* Beginning July 1, 2012, the management fee was changed to .25% from .35%.

* The Advisor voluntarily waived .04% in fees for 2012.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$159	$493	$850	$1856

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.74% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGIES:  The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments.  Cash positions will generally be held in one or more money market funds.  At the time of purchase, positions must be rated BBB or higher (”investment grade”).   In general, it is expected that the average maturity of the portfolio will be between six (6) months and three (3) years the majority of the time.  At least 40% of its Fund’s total assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies.   As of 12/31/2012 the Fund had 49% of its assets invested in US Government, Government Agency, Government Money Market Funds and FDIC backed CDs.  51% was invested in Corporate bonds.  The Dollar Weighted Average Maturity was 1.3 years.

PRINCIPAL RISKS OF INVESTING IN THE FUND:  The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the Advisor’s research, analysis techniques and strategies used by the Advisor and/or the Advisor’s selection of securities may fail to produce the intended results.

Bond Market Risks -- Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions, politics, news events and adverse changes in interest rates.

Interest Rate Changes -- The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities. Income is affected when Interest Rates Change -- The income per share could decrease when interest rates fall.

Default Risks -- If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bondholder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes -- Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Government Agency Securities – Debt instruments issued by U.S. Government agencies are generally backed by the creditworthiness of the government agency and are not directly backed by the full faith of the U.S. government.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

ANNUAL TOTAL RETURNS:  The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.staarfunds.com.

Calendar Year Returns, periods ended December 31, 2012

During the 10-year period shown in the bar chart, the highest return for a quarter was 4.08% (quarter ending 06/30/03) and the lowest return for a quarter was –3.64% (quarter ending 06/30/04).

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended 12/31/12	One Year	5 Years	10 Years	Since Inception (05/28/97)
STAAR Short Term Bond Fund 1
Return Before Taxes	2.48%	0.85%	1.78%	3.68%
Return After Taxes on Distributions*	2.25%	0.28%	0.63%	2.16%
Return After Taxes on Distributions and Sale of Fund Shares*	1.61%	0.39%	0.92%	2.27%
Barcap 1-3 year Gov’t Index 2 (Reflects no deductions for taxes, fees or expenses)	0.51%	2.49%	2.83%	4.19%

* After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Distributions representing a return of capital are not subject to income tax.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

MANAGEMENT

Investment Advisor: STAAR Financial Advisors, Inc. is the investment advisor (the “Advisor”) for the Fund.

Portfolio Manager:  J. Andre Weisbrod has served as the Fund’s portfolio manager since 1996.  Mr. Weisbrod is the President and CEO of the Advisor and a Director of the STAAR Investment Trust.

PURCHASE AND SALE OF FUND SHARES: The minimum initial amount of investment in the Funds is $1,000.  The entire amount may be invested in this Fund or may be split among any of the STAAR Funds subject to a $50 minimum per Fund. Subsequent investments in the Fund will be subject to a $50 minimum per Fund.   Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.

TAX INFORMATION: The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  A sale or exchange of Fund shares is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction on your federal tax return.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

STAAR Investment Trust PROSPECTUS                                                                               Page 20

Additional Information about the Funds’ Strategies and Risks

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVES: The STAAR Short Term Bond Fund seeks to create income with an emphasis on safety of principal.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments.  Cash positions will generally be held in one or more money market funds.  At the time of purchase, positions must be rated BBB or higher (”investment grade”).   In general, it is expected that the average maturity of the portfolio will be between six (6) months and three (3) years the majority of the time.  At least 40% of its total assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies.   As of As of 12/31/2012 the Fund had 49% of its assets invested in US Government, Government Agency, Government Money Market Funds and FDIC backed CDs.  51% was invested in Corporate bonds.  The Dollar Weighted Average Maturity was 1.3 years.

The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. These may include U.S. Treasury Notes or Bonds and debt instruments issued by agencies such as the Federal National Mortgage Association, Federal Home Loan Bank, and Federal Farm Credit Bank. Debt instruments issued by companies (corporate bonds) may include Senior and Junior bonds and debentures. Senior issues are secured obligations, which are backed by a legal claim on specific property of the issuer. Junior bonds and debentures are not secured by any collateral.

The Fund's strategy includes a limitation to higher quality debt instruments (bonds). At the time of purchase, instruments will be rated AAA, AA, A or BBB by Standard & Poors Corporation. These top four categories are considered to be "investment grade". If a holding's rating falls below BBB, the Advisor will consider the size of the holding and the circumstances causing the lower rating before selling. The Advisor may continue to hold a downgraded security if the Advisor thinks that either the rating will be revised upward in the future and/or that the bond, if held to maturity is likely to be redeemed at par with all interest payments made.

Under normal market conditions at least 40% of its assets must be invested in securities issued by the U.S. government or government agencies. This emphasis on quality will tend to produce a lower dividend yield than funds that invest more in lower-rated bonds. However, it will also provide greater safety of principal.

Bonds will normally have a maturity of between three (3) months and five (5) years when purchased.  The average weighted maturity of the portfolio will be between six (6) months and three (3) years the majority of the time.

The investment strategy includes intent to hold most bonds to maturity and minimize trading unless average maturity considerations, changes in credit quality, market conditions or liquidity requirements make such transactions advisable. This is to keep a stable portfolio base and lower transaction costs. The Fund may increase or decrease its cash position depending on risk management and liquidity considerations.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.   The Fund may increase or decrease its cash and short-term holdings depending on the Advisor’s evaluation of market conditions, or when anticipated liquidity needs are a concern. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.

The Fund and its Advisor may use derivatives, which are financial instruments that derive their values from the performance of another security, assets or index.  Derivatives include options and future contracts.

The Fund may purchase derivatives from time-to-time in the form of covered call options or put options. A "put option" is a contract that gives the purchaser the right to sell a particular stock at a certain price prior to the expiration of the contract. A "call option" is a contract that gives the owner the right to purchase a particular stock at a certain price prior to the expiration of the call option. If an option contract is not exercised by either selling or purchasing the underlying stock during its term, the contract expires and the Fund has not further obligations; however the price paid for the contract is not refunded to the purchaser.

The Fund may own other forms of derivatives if they are owned by an acquired mutual fund or ETF. For example, some ETFs, such as certain commodity ETFs and leveraged ETFs, derive their value in part or in total from futures contracts. Also managers of other mutual funds owned by the Fund may utilize derivatives and certain risk management techniques, such as currency hedging and may also utilize certain leveraging practices, including utilizing margin. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.

Use of derivatives is intended to be limited to a small percentage of the Fund’s assets (5% or less) and is not a primary investment strategy.

In deciding to buy, hold or sell a particular bond, the Advisor considers a number of factors. First, the Advisor considers the general trend of interest rates to determine whether a longer or shorter maturity is more desirable. Second, the Advisor compares differences in yield against quality ratings to determine whether a particular issue is more or less attractive than an alternative. Third, the Advisor will consider any call provisions. Fourth, the Advisor may consider the bond's price in relation to its maturity or call price. Fifth, the Advisor will consider any income tax effects of the transaction.  Sixth, the Advisor will consider any changes in ratings or the financial condition of the issuers of bonds held in the portfolio.

The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern.

RELATED RISKS: There are risks associated with investing in the Fund, and it is possible to lose money.  Previously, principal risks were outlined.  Additional considerations include:

Market Behaviors: Markets go up and down.  Generally, some markets are more volatile than others, including smaller companies and emerging markets.  There is always a risk that an individual security or a sector or entire market will decline in price, creating a loss for an investor.  Foreign stock markets may be riskier than U.S. markets.

Cash Management: As part of its overall strategy, the Fund’s management may increase or decrease its cash positions.  The use of cash can adversely affect a fund’s performance if too much is held during market advances.  Generally the Fund employs one or more money market funds to hold cash.  These funds carry their own risks common to such funds, and may under perform other funds with similar objectives.

Temporary Investments: The Fund may take temporary positions that depart from its normal investment strategies and policies when such positions are believed to be in the Fund’s best interest.   Examples include taking higher than normal cash positions, i.e. 20% or more of the Fund’s assets or option contracts designed as “portfolio insurance.”  An example of portfolio insurance would be purchasing a “put’ contract when a market or individual security has advanced beyond expectations.

Changes in Tax Laws: Legislation can be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.

Junk Bond Risk: Though the Fund generally does not own “junk bonds,” a rating downgrade could result in the Fund holding a position classified as “junk.”  Junk bonds expose investors to higher volatility and greater risk of default.  Ratings range from AAA (S&P) and Aaa (Moody’s) to D (S&P) and C (Moody’s).  A rating below BBB- and Baa- respectively signals non-investment grade or “junk” bond status.

Derivatives:  Derivatives are financial instruments whose value is based on (derived) the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average).  Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets

PORTFOLIO HOLDINGS:  A list of the Fund’s portfolio securities is available in the Fund’s SAI (Statement of Additional Information) and Annual or Semi-Annual Reports.  These may be obtained from Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR) or at www.staarfunds.com.  The Fund’s schedule of portfolio holdings are also filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Securities & Exchange Commission’s website at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services Information regarding any underlying funds that the Funds might hold can be found in those funds’ prospectuses and reports as filed with the Securities and Exchange Commission.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Advisor, STAAR Financial Advisors, Inc. is located at 604 McKnight Park Dr, Pittsburgh, PA 15237.  J. Andre Weisbrod has served as portfolio manager and/or investment advisor to corporations, individuals, pension and profit-sharing plans and endowment funds since 1989. The Advisor is under contract to provide investment management and advice to individual and institutional clients, in addition to the Fund.  The Advisor is registered with the SEC under the Investment Advisor s Act of 1940, as amended. Mr. Weisbrod is the President and Director of the Advisor and is the principal in charge of all of its investment management and research activities.

The Advisor is engaged to manage the Fund under an Advisory Agreement approved on an annual basis by the Fund’s Board of Trustees including a majority of its Independent Trustees.  Under the terms of the Advisory Agreement, the Fund pays the Advisor an investment management fee based on a percentage of average net assets.  It also pays a fee for additional services in the areas of compliance, shareholder services and accounting assistance.  These rates are currently set at .25% and .10% annualized respectively.  The board of trustees reviews the agreement(s) with the Advisor annually or more often if appropriate.  A discussion regarding the basis of the Fund’s Board of Trustees’ (the “Board of Trustees”) approval of the Advisory Agreement is available in the Fund’s Annual Report to Shareholders for the period ended December 31, 2012.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

The Fund and the STAAR Investment Trust - The Fund is a member of the STAAR group of six mutual funds. All of the Funds share in the expenses associated with managing and administrating the Funds. Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense. The Funds are owned by the shareholders and a board of trustees oversees the management and administration of the Funds.

SHAREHOLDER INFORMATION

PRICING OF SHARES

The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund’s net assets by the total number of outstanding shares of each Fund. The Funds’ Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year’s Day, Martin Luther King Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust’s Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds’ actual prices by one day.

The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

Fair Value Pricing: The board of Trustees has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale.  Fair pricing is defined as the amount an owner might reasonably expect to receive upon the current sale of a security.  As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund’s investments, which are purchased and sold in markets and funds that are either continuously priced during the day ore priced at the close of market trading.

STAAR Investment Trust PROSPECTUS                                                                               Page 21

BUYING SHARES

By Mail

You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.

Mail the application with your check made payable to “STAAR Investment Trust” to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund.  Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.

Through Your Registered Investment Representative

Your representative can help you with forms and the processing of your check.

By Wire

Call Shareholder Services for availability and instructions.

By Payroll Deduction

You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.

NEW ACCOUNTS

We are required by law to obtain minimum personal or institutional information that we use to verify your identity.  If you do not provide the information we may not be able to open an account for you.  If we are unable to verify your identity or discover that any identity information is false, we reserve the right to close your account and/or take any other steps, as we deem reasonable

MINIMUM INITIAL INVESTMENT

The minimum initial amount of investment in the Funds is $1,000.   The entire amount may be invested in this Fund or may be split among any of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.  The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

ADDING TO YOUR INVESTMENTS

BY MAIL

You may add to your investment at any time by mailing a check payable to “STAAR Investment Trust” to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

BY AUTOMATIC INVESTMENT PLAN

You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund.  If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

CHECK PURCHASES

All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.  The STAAR Funds do not accept cash, travelers checks, money orders or checks not made out to the STAAR Investment Trust.  If a check is returned for insufficient funds, the purchase will be cancelled and a reasonable fee may be assed by the Fund.  In addition, if the Fund suffers a loss due to the cancelled transaction, we may charge you the difference.  The STAAR Funds do not accept future-dated checks.

EXCHANGING SHARES

You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

You are selling more than $40,000 worth of shares.

You want to have proceeds paid to someone who is not a registered owner.

You want to have the proceeds sent to an address other than the address of record.

You have changed the address on your account by phone within the last 15 days.

You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. (If the market closes earlier, the NAV will be calculated as of the actual closing time.  If the request is received after such closing time, even if before 4 PM, you will receive the next day’s closing price.)  If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day.  Requests placed on your behalf by an authorized broker-dealer will be treated as if you made the request personally.

Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

If you want to sell shares recently purchased by check or bank draft, your redemption proceeds may be held by us until your check or draft has cleared, which could take up to fifteen days from the purchase date.

REDEMPTION FEES AND RESTRICTIONS: The Funds currently do not charge a fee for redemptions.  However any costs due to special handling requests other than normal mail will be deducted from the account or from the redemption proceeds if the account is being closed.  Furthermore, where the Funds experience frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading.   If you are contemplating a large redemption, please call Shareholder Services in advance.  This allows the Advisor to plan any needed transactions and avoid disruptive effects to the Fund.

GOOD ORDER

We reserve the right to delay transaction instructions that are not in “good order.”  Good order involves verification of identity by phone, written and signed Letter of Instruction (LOI) delivered via mail or fax, or by email with signature imbedded or LOI attached as a pdf document.  To be in good order, instructions must:

1.

Be provided by person(s) authorized on the account in accordance with STAAR’s policies to access the account and request transactions.

2.

Include the Fund name and account number.

3.

Include the amount of the transaction in terms of shares or dollars or percentages.

4.

Signature guarantees or other supporting documents that the type of transaction might require, which can vary depending on the amounts and types of accounts.

The STAAR Investment Trust reserves the right to revise these requirements without notice.

TRADE DATE:  The trade date for any transaction requested will depend on the day and time the request is received by Shareholder Services and the time and manner in which you pay (for a purchase).  Your transaction will be executed only on days that the New York stock Exchange is open for trading (a business day).   The trade will be executed at the NAV calculated at the close of the business day the order is received or the next business day if the order is received on a day the NYSE is not open.  Orders received prior to 4 PM on a business day will be credited on that date.

TIME LIMITS FOR CREDITING PURCHASES, EXCHANGES AND REDEMPTIONS

Orders received in good order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.

DIVIDENDS, CAPITAL GAINS AND TAXES

FUND DISTRIBUTIONS

The Fund distributes its net income (interest and dividends less expenses) as well as any net capital gains realized from the sale of securities owned.  Distributions are normally paid annually in December.  You may receive distributions in cash or you may have them automatically reinvested in more shares of the Fund.

Taxes:  Each year you will receive a 1099 form showing the tax status of any distributions.  Of course, qualified plans such as IRAs as well as certain other entities such as charitable organizations may have no tax obligations in the year of the distribution(s).  Investors in taxable accounts should be aware of the following:

•

Distributions are taxable whether reinvested or not.

•

Distributions declared in December but not paid until January are taxable as if received in December.

•

You may be eligible for reduced taxes on certain “qualified dividends” and long-term capital gains (gains on securities held longer than 1 year).

•

Capital gains distributions will vary from year to year depending on the actual selling activity of the Fund.

•

Any sale of Fund shares or exchange of Fund shares from one fund to another in a taxable account is treated as a sale that needs to be reported on your tax return.

•

Distributions generated by the Fund as well as sales or exchanges you initiate may be subject to state and local income taxes.

•

If you invest in shares of the Fund in taxable account near to a distribution date, you can “buy a dividend,” meaning you could owe more in taxes than you would if you waited until after the distribution date.  It is advisable to check a fund’s distribution schedule before you invest.

•

Special rules apply to IRAs and other deferred accounts.

•

You should consult your professional tax advisor regarding how investing in the Fund may affect your taxes.

BACKUP WITHHOLDING: By law, the Fund administrators must withhold 28% of any taxable distributions or redemptions from your account if you do not provide us with your tax ID number, certify that the number is correct and confirm that you are not subject to backup withholding or if the IRS instructs us to do so.

FOREIGN INVESTORS: Generally Fund shares are not sold outside the United States.  Foreign investors who might buy shares in the U.S. should be aware that U.S. withholding and estate taxes might apply to your investment in the Fund.

INVALID ADDRESS:  If a distribution or capital gain check is returned as undeliverable, the distribution amount will be automatically reinvested and all future distributions will be reinvested until you provide a valid address and instruct distributions to be paid in cash and mailed to the valid address.

RESPONSIBILITY FOR FRAUD

Neither the Fund nor its directors or service companies will be responsible for any account lasses due to fraudulent activities if we reasonably believe that the person transacting business on an account is authorized to do so.  You should carefully review your statements and notify Shareholder Services immediately regarding any transactions that you believe to be unauthorized.

DORMANT ACCOUNTS

If an account has no activity for a period of time, the Fund may be required to transfer it to a state under its abandoned property law.

ACCOUNTS WITH LOW BALANCES

The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.

CHANGES IN INVESTMENT MINIMUMS

At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.

JOINT ACCOUNTS

Where two individuals are registered as owners, the Trust will designate the ownership as “joint tenants with rights of survivorship” unless specified otherwise. All registered owners must agree in writing to any ownership changes.

RIGHT TO DELAY ORDERS

The Trust reserves the right to delay purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request, where a required signature guarantee is not provided or where the order is received on a day the markets are closed or emergency conditions exist as allowed by Section 22 of the 1940 Securities Act.

The Fund reserve the right to stop selling Fund shares or reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from any other STAAR Fund.  This also includes the right to reject any purchase request because of a past history of frequent trading by the investor or because the purchase may negatively affect a fund’s operations or performance.

FREQUENT TRADING AND MARKET TIMING

     The Fund has adopted certain policies to guard against individuals or institutions that might try to engage in trading practices that could adversely affect the Fund and its shareholders.   Such practices include short-term “market timing” trades and “time zone arbitrage.  The Fund Advisor does not knowingly accommodate frequent traders.  Nor does it knowingly accommodate investors trying to anticipate and take advantage of international events that could affect currency values, thereby gaining a short-term advantage based on closing valuations in a fund.  However, there is no assurance that the Fund Advisor or shareholder services provider will be able to detect or prevent frequent trading or market timing in all circumstances.  The Fund has the right to refuse any trades that the Advisor think could harm the majority of shareholders.   If you are a market timer or engage in time zone arbitrage, do not use this Fund or any other STAAR Investment Trust Fund.

The Board of Trustees has adopted policies and procedures to guard against frequent trading abuses by shareholders. Tools to combat frequent trading include the following:

The Funds discourage excessive, short-term trading and other abusive trading practices that may harm the Fund’s performance. The Funds are intended for long-term investors. Short-term traders who engage in frequent purchases and redemptions can disrupt a fund’s investment program and create additional transaction costs that are borne by all fund shareholders.

The Funds use a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Funds in their sole discretion. The Funds reserve the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund.   In making this judgment, the Funds may consider trading done in multiple accounts that are under common control. Although the Funds try to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading. Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.

Information regarding the policies of any underlying funds that the Funds might hold can be found in those funds’ prospectuses and reports as filed with the Securities and Exchange Commission.

The Board of Trustees has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Funds’ Internet site at www.staarfunds.com: Proxy Voting Policy and Fair Value Pricing Policy. In addition the board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.

The Board of Trustees annually reviews the Investment Portfolio Advisor’s Agreement and the Advisor’s ownership of securities owned in the Fund(s)’ portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Funds. The Board also reviews the compensation and other accounts managed by the Portfolio Advisor. Additional information may be found in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

SALES LOADS: The Fund does not impose any Sales Loads (Charges) on the purchase or redemption of shares or on distributions, whether reinvested or not.

12B-1 FEES:  The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and/or services provided to shareholders.  The maximum fee is .25%.  Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges

BROKERAGE ALLOCATION

The Trustees and/or Advisor may select brokers who execute purchases and sales of each Fund’s securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. In 2012 Scottrade received 100% of such commissions.  The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.

STAAR Investment Trust PROSPECTUS                                                                               Page 22

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Goff Backa Alfera & Co., LLC, whose report, along with the Fund’s financial statements, are included in the Fund’s Annual Report, which is available upon request.

Short Term Bond Fund

Selected Per-Share Data Year End December 31	2012	2011	2010	2009	2008
Net asset value, at Beg. of period	$ 8.86	$ 9.02	$ 9.23	$ 9.21	$ 9.38
Income From Investment Operations: ***
Net investment income*	0.06	0.06	0.05	0.10	0.17
Net realized and unrealized gain (loss) on securities	0.16	(0.14)	0.01	0.06	(0.15)
Total from investment operations	0.22	(0.08)	0.06	0.16	0.02
Distributions:
From net investment income	(0.06)	(0.06)	(0.06)	(0.14)	(0.19)
Return of Capital	-	(0.02)	(0.21)	-	-
From net realized gain	-	-	-	-	-
Total from distributions	(0.06)	(0.08)	(0.27)	(0.14)	(0.19)
Net Asset Value, at end of Period	$ 9.02	$ 8.86	$ 9.02	$ 9.23	$ 9.21
Total return (%)**	2.48%	(0.85)%	0.67%	1.79%	0.19%
Ratios/Supplemental Data
Net assets at end of period (in $1000’s)	$ 1,280	$ 1,457	$ 1,687	$ 3,201	$ 3,690
Ratio of expenses to average net assets (%)	1.55%	1.66%	1.80%	1.82%	1.58%
Ratio of net inv. (loss) to avg net assets (%)	0.64%	0.69%	0.51%	1.11%	1.87%
Portfolio turnover rate	16.74%	99.92%	92.33%	78.72%	115.00%
Such Ratios are After Effect of Expenses Waived	(0.04)%	(0.12)%	-	-	-

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

STAAR Investment Trust PROSPECTUS                                                                               Page 23

Where to Learn More

Mailing Address:  STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services:  Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com

Web Site:  www.staarfunds.com

Statement of Additional Information (SAI)

You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

Additional information about the Funds’ investments is available in the Trust’s annual and semi-annual Reports to shareholders. In the Trust’s annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performances during their last fiscal year or semi-annual period.

The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-9076, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission’s Public Reference Room (1-800-SEC-0330) or on the Commission’s Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room:  800-SEC-0330

STAAR Investment Trust PROSPECTUS                                                                               Page 24

Smaller Company Stock Fund

Prospectus

Ticker: SITSX

May 1, 2013

FUND SUMMARY

INVESTMENT OBJECTIVE:  The STAAR Smaller Company Fund pursues growth of investors’ capital through investing mostly in other funds that invest in small and smaller mid-sized companies and a selection of individual stocks of small and smaller mid-sized companies.

FEES AND EXPENSES: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (Fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%*
Distribution (12b-1) Fees	0.01%
Other Expenses	1.27%
Acquired Fund Fees & Expenses	0.94%
Total Annual Fund Operating Expenses	3.07%

* Beginning July 1, 2012, the management fee was changed to .80% from .90%.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$310	$948	$1611	$3383

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.95% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGIES:  This is a fund of funds that invests primarily in shares of other mutual funds and exchange trades funds (ETFs).  The Advisor seeks out funds that invest in stocks of small companies with market capitalization of under $1 billion and smaller mid-cap stocks having market capitalization between $1 billion and $3 billion.   The Fund’s investments represent a broad mix of industries.  Depending on market conditions and trends, the Advisor may weight the overall portfolio mix to higher or lower market capitalization and sectors with a mix of growth and value management styles, sometimes called a "blend" style. The Fund is considered non-diversified in that under normal conditions 80% or more of its total assets are invested in other mutual funds or exchange traded funds (ETFs).

PRINCIPAL RISKS OF INVESTING IN THE FUND:  The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the Advisor’s research, analysis techniques and strategies used by the Advisor and/or the Advisor’s selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.  Volatility has sometimes adversely affected the stock prices even of financially sound companies and funds.  Such market conditions add to the short-term risk of investing in the Funds.

Investment Risks -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy.   Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Small Companies  -- Small companies may be more vulnerable to competitive risks and may not have as much financial resources as large companies.  Stocks of small companies also tend to have greater price volatility, may trade in lower volume and be less liquid.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds.  Shareholders do not control investment transactions and decisions made by Advisor determine performance.  Transactions cause taxable distributions that are passed through to shareholders.  Investors in the Fund indirectly pay the expenses of underlying funds.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

 ANNUAL TOTAL RETURNS:  The bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.staarfunds.com

Calendar Year Returns, periods ended December 31, 2012

During the 10-year period shown in the bar chart, the highest return for a quarter was 17.56% (quarter ending 06/30/09) and the lowest return for a quarter was –22.67% (quarter ending 12/31/08).

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended 12/31/12	One Year	5 Years	10 Years	Since Inception (05/28/97)
STAAR Smaller Company Fund
Return Before Taxes	12.75%	0.50%	6.60%	5.86%
Return After Taxes on Distributions*	12.75%	0.50%	5.72%	4.90%
Return After Taxes on Distributions and Sale of Fund Shares*	8.29%	0.43%	5.69%	4.91%
Russell 2000 Index (Reflects no deductions for taxes, fees or expenses)	16.35%	3.56%	9.72%	6.75%

* After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

MANAGEMENT

Investment Advisor: STAAR Financial Advisors, Inc. is the investment advisor (the “Advisor”) for the Fund.

Portfolio Manager:  J. Andre Weisbrod has served as the Fund’s portfolio manager since 1996.  Mr. Weisbrod is the President and CEO of the Advisor and a Director of the STAAR Investment Trust.

PURCHASE AND SALE OF FUND SHARES: The minimum initial amount of investment in the Funds is $1,000.  The entire amount may be invested in this Fund or may be split among any of the STAAR Funds subject to a $50 minimum per Fund. Subsequent investments in the Fund will be subject to a $50 minimum per Fund.   Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.

TAX INFORMATION: The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. A sale or exchange of Fund shares is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction on your federal tax return.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

STAAR Investment Trust PROSPECTUS                                                                               Page 25

Additional Information about the Funds’ Strategies and Risks

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVES:  The STAAR Smaller Company Fund pursues growth of investors’ capital through investing mostly in other funds that invest in small and smaller mid-sized companies and a selection of individual stocks of small and smaller mid-sized companies.

PRINCIPAL INVESTMENT STRATEGIES:

This Fund is a fund of funds that pursues its investment objectives primarily by investing in the shares of other mutual funds, including exchange-traded funds (“ETFs”).  The Advisor seeks out registered funds and ETFs that it believes have a history of superior performance, an investment objective which fits into the Fund’s mix of holdings, and reasonable fees and expenses.   The Advisor attempts to own shares of funds with a variety of management styles.

The Fund’s investments primarily consist of the shares of other funds that own stocks of small companies with market capitalization (size) of $1 billion or less and smaller mid-cap stocks having market capitalization between $1 billion and $3 billion.  Depending on market conditions and trends, the Advisor weighs the overall portfolio mix of shares the Fund owns to higher or lower concentrations of sectors or industries. Depending on market conditions and trends, the Advisor may weight the styles toward either growth or value.

In deciding to buy, hold or sell a particular mutual fund or individual security, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on a fund or individual security.  The Advisor evaluates trends and price movements of the companies and industries in which the fund is invested.  If a holding fails to perform up to expectations, it may be sold.

The Advisor seeks to avoid active and frequent trading of portfolio securities to achieve its principal investment strategies.  However, frequent trading may be necessary under certain circumstances such as volatile market conditions or unusual shareholder redemptions.  To the extent trading is more frequent, portfolio turnover could increase and short-term gains may be realized that would be passed through to shareholders and for which taxes could be owed at ordinary income rates.

The Advisor may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The Fund may increase or decrease its cash and short-term holdings depending on the Advisor’s evaluation of market conditions, or when anticipated liquidity needs are a concern. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.

RELATED RISKS: There are risks associated with investing in the Fund, and it is possible to lose money.  Previously, principal risks were outlined.  Additional considerations include:

Market Behaviors: Markets go up and down.  Generally, some markets are more volatile than others, including smaller companies and emerging markets.  There is always a risk that an individual security or a sector or entire market will decline in price, creating a loss for an investor.  Foreign stock markets may be riskier than U.S. markets.

Country, Region and Currency Risks: Political upheaval, natural disasters or financial crises can affect a country or a region adversely, causing declines in their respective markets.  In addition, companies in foreign nations are not subject the same accounting and regulatory requirements as are firms in the U.S.  These factors along with longer-term trends in a nation’s financial strength can adversely affect a country’s currency value compared to other countries.  Not only are the Fund’s investments in overseas securities affected by these factors; U.S. firms doing business overseas are affected by these factors.

Investment Management:  The Advisor is responsible for the selection and allocation of the Fund’s investments.  Its decisions can affect the performance of the Fund apart from general market conditions and trends thereby causing the Fund to under perform its comparison benchmark(s) or other funds with similar objectives.

Cash Management: As part of its overall strategy, the Fund’s management may increase or decrease its cash positions.  The use of cash can adversely affect a fund’s performance if too much is held during market advances.  Generally the Fund employs one or more money market funds to hold cash.  These funds carry their own risks common to such funds, and may under perform other funds with similar objectives.

Derivatives: Derivatives are financial instruments whose value is based on (derived) the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average).  Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets.

Temporary Investments: The Fund may take temporary positions that depart form its normal investment strategies and policies when such positions are believed to be in the Fund’s best interest.   Examples include taking higher than normal cash positions, i.e. 20% or more of the Fund’s assets or option contracts designed as “portfolio insurance.”  An example of portfolio insurance would be purchasing a “put’ contract when a market or individual security has advanced beyond expectations.

Changes in Tax Laws: Legislation can be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.

PORTFOLIO HOLDINGS:  A list of the Fund’s portfolio securities is available in the Fund’s SAI (Statement of Additional Information) and Annual or Semi-Annual Reports.  These may be obtained from Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR) or at www.staarfunds.com.  The Fund’s schedule of portfolio holdings are also filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Securities & Exchange Commission’s website at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services  Information regarding any underlying funds that the Funds might hold can be found in those funds’ prospectuses and reports as filed with the Securities and Exchange Commission.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Advisor, STAAR Financial Advisors, Inc. is located at 604 McKnight Park Dr, Pittsburgh, PA 15237.  J. Andre Weisbrod has served as portfolio manager and/or investment advisor to corporations, individuals, pension and profit-sharing plans and endowment funds since 1989. The Advisor is under contract to provide investment management and advice to individual and institutional clients, in addition to the Fund.  The Advisor is registered with the SEC under the Investment Advisor s Act of 1940, as amended. Mr. Weisbrod is the President and Director of the Advisor and is the principal in charge of all of its investment management and research activities.

The Advisor is engaged to manage the Fund under an Advisory Agreement approved on an annual basis by the Fund’s Board of Trustees including a majority of its Independent Trustees.  Under the terms of the Advisory Agreement, the Fund pays the Advisor an investment management fee based on a percentage of average net assets.  It also pays a fee for additional services in the areas of compliance, shareholder services and accounting assistance.  These rates are currently set at .80% and .10% annualized respectively.  The board of trustees reviews the agreement(s) with the Advisor annually or more often if appropriate.  A discussion regarding the basis of the Fund’s Board of Trustees’   approval of the Advisory Agreement is available in the Fund’s Annual Report to Shareholders for the period ended December 31, 2012.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

The Fund and the STAAR Investment Trust - The Fund is a member of the STAAR group of six mutual funds. All of the Funds share in the expenses associated with managing and administrating the Funds. Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense. The Funds are owned by the shareholders and a board of trustees oversees the management and administration of the Funds.

STAAR Investment Trust PROSPECTUS                                                                               Page 26

SHAREHOLDER INFORMATION

PRICING OF SHARES

The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund’s net assets by the total number of outstanding shares of each Fund. The Funds’ Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year’s Day, Martin Luther King Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust’s Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds’ actual prices by one day.

The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

Fair Value Pricing: The board of Trustees has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale.  Fair pricing is defined as the amount an owner might reasonably expect to receive upon the current sale of a security.  As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund’s investments, which are purchased and sold in markets and funds that are either continuously priced during the day ore priced at the close of market trading.

BUYING SHARES

By Mail

You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.

Mail the application with your check made payable to “STAAR Investment Trust” to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund.  Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.

Through Your Registered Investment Representative

Your representative can help you with forms and the processing of your check.

By Wire

Call Shareholder Services for availability and instructions.

By Payroll Deduction

You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.

NEW ACCOUNTS

We are required by law to obtain minimum personal or institutional information that we use to verify your identity.  If you do not provide the information we may not be able to open an account for you.  If we are unable to verify your identity or discover that any identity information is false, we reserve the right to close your account and/or take any other steps, as we deem reasonable

MINIMUM INITIAL INVESTMENT

The minimum initial amount of investment in the Funds is $1,000.   The entire amount may be invested in this Fund or may be split among any of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.  The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

ADDING TO YOUR INVESTMENTS

BY MAIL

You may add to your investment at any time by mailing a check payable to “STAAR Investment Trust” to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

BY AUTOMATIC INVESTMENT PLAN

You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund.  If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

CHECK PURCHASES

All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.  The STAAR Funds do not accept cash, travelers checks, money orders or checks not made out to the STAAR Investment Trust.  If a check is returned for insufficient funds, the purchase will be cancelled and a reasonable fee may be assed by the Fund.  In addition, if the Fund suffers a loss due to the cancelled transaction, we may charge you the difference.  The STAAR Funds do not accept future-dated checks

EXCHANGING SHARES

You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

You are selling more than $40,000 worth of shares.

You want to have proceeds paid to someone who is not a registered owner.

You want to have the proceeds sent to an address other than the address of record.

You have changed the address on your account by phone within the last 15 days.

You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. (If the market closes earlier, the NAV will be calculated as of the actual closing time.  If the request is received after such closing time, even if before 4 PM, you will receive the next day’s closing price.)  If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day.  Requests placed on your behalf by an authorized broker-dealer will be treated as if you made the request personally.

Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

If you want to sell shares recently purchased by check or bank draft, your redemption proceeds may be held by us until your check or draft has cleared, which could take up to fifteen days from the purchase date.

REDEMPTION FEES AND RESTRICTIONS: The Funds currently do not charge a fee for redemptions.  However any costs due to special handling requests other than normal mail will be deducted from the account or from the redemption proceeds if the account is being closed.  Furthermore, where the Funds experience frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading.  If you are contemplating a large redemption, please call Shareholder Services in advance.  This allows the Advisor to plan any needed transactions and avoid disruptive effects to the Fund.

GOOD ORDER

We reserve the right to delay transaction instructions that are not in “good order.”  Good order involves verification of identity by phone, written and signed Letter of Instruction (LOI) delivered via mail or fax, or by email with signature imbedded or LOI attached as a pdf document.  To be in good order, instructions must:

1.

Be provided by person(s) authorized on the account in accordance with STAAR’s policies to access the account and request transactions.

2.

Include the Fund name and account number.

3.

Include the amount of the transaction in terms of shares or dollars or percentages.

4.

Signature guarantees or other supporting documents that the type of transaction might require, which can vary depending on the amounts and types of accounts.

The STAAR Investment Trust reserves the right to revise these requirements without notice.

TRADE DATE:  The trade date for any transaction requested will depend on the day and time the request is received by Shareholder Services and the time and manner in which you pay (for a purchase).  Your transaction will be executed only on days that the New York stock Exchange is open for trading (a business day).   The trade will be executed at the NAV calculated at the close of the business day the order is received or the next business day if the order is received on a day the NYSE is not open.  Orders received prior to 4 PM on a business day will be credited on that date.

TIME LIMITS FOR CREDITING PURCHASES, EXCHANGES AND REDEMPTIONS

Orders received in good order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.

DIVIDENDS, CAPITAL GAINS AND TAXES

FUND DISTRIBUTIONS

The Fund distributes its net income (interest and dividends less expenses) as well as any net capital gains realized from the sale of securities owned.  Distributions are normally paid annually in December.  You may receive distributions in cash or you may have them automatically reinvested in more shares of the Fund.

Taxes:  Each year you will receive a 1099 form showing the tax status of any distributions.  Of course, qualified plans such as IRAs as well as certain other entities such as charitable organizations may have no tax obligations in the year of the distribution(s).  Investors in taxable accounts should be aware of the following:

•

Distributions are taxable whether reinvested or not.

•

Distributions declared in December but not paid until January are taxable as if received in December.

•

You may be eligible for reduced taxes on certain “qualified dividends” and long-term capital gains (gains on securities held longer than 1 year).

•

Capital gains distributions will vary from year to year depending on the actual selling activity of the Fund.

•

Any sale of Fund shares or exchange of Fund shares from one fund to another in a taxable account is treated as a sale that needs to be reported on your tax return.

•

Distributions generated by the Fund as well as sales or exchanges you initiate may be subject to state and local income taxes.

•

If you invest in shares of the Fund in taxable account near to a distribution date, you can “buy a dividend,” meaning you could owe more in taxes than you would if you waited until after the distribution date.  It is advisable to check a fund’s distribution schedule before you invest.

•

Special rules apply to IRAs and other deferred accounts.

•

You should consult your professional tax advisor regarding how investing in the Fund may affect your taxes.

BACKUP WITHHOLDING: By law, the Fund administrators must withhold 28% of any taxable distributions or redemptions from your account if you do not provide us with your tax ID number, certify that the number is correct and confirm that you are not subject to backup withholding or if the IRS instructs us to do so.

FOREIGN INVESTORS: Generally Fund shares are not sold outside the United States.  Foreign investors who might buy shares in the U.S. should be aware that U.S. withholding and estate taxes might apply to your investment in the Fund.

INVALID ADDRESS:  If a distribution or capital gain check is returned as undeliverable, the distribution amount will be automatically reinvested and all future distributions will be reinvested until you provide a valid address and instruct distributions to be paid in cash and mailed to the valid address.

RESPONSIBILITY FOR FRAUD

Neither the Fund nor its directors or service companies will be responsible for any account lasses due to fraudulent activities if we reasonably believe that the person transacting business on an account is authorized to do so.  You should carefully review your statements and notify Shareholder Services immediately regarding any transactions that you believe to be unauthorized.

DORMANT ACCOUNTS

If an account has no activity for a period of time, the Fund may be required to transfer it to a state under its abandoned property law.

ACCOUNTS WITH LOW BALANCES

The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.

CHANGES IN INVESTMENT MINIMUMS

At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.

JOINT ACCOUNTS

Where two individuals are registered as owners, the Trust will designate the ownership as “joint tenants with rights of survivorship” unless specified otherwise. All registered owners must agree in writing to any ownership changes.

RIGHT TO DELAY ORDERS

The Trust reserves the right to delay purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request, where a required signature guarantee is not provided or where the order is received on a day the markets are closed or emergency conditions exist as allowed by Section 22 of the 1940 Securities Act.

The Fund reserve the right to stop selling Fund shares or reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from any other STAAR Fund.  This also includes the right to reject any purchase request because of a past history of frequent trading by the investor or because the purchase may negatively affect a fund’s operations or performance.

STAAR Investment Trust PROSPECTUS                                                                               Page 27

FREQUENT TRADING AND MARKET TIMING

The Fund has adopted certain policies to guard against individuals or institutions that might try to engage in trading practices that could adversely affect the Fund and its shareholders.   Such practices include short-term “market timing” trades and “time zone arbitrage.  The Fund Advisors do not knowingly accommodate frequent traders.  Nor does it knowingly accommodate investors trying to anticipate and take advantage of international events that could affect currency values, thereby gaining a short-term advantage based on closing valuations in a fund.  However, there is no assurance that the Fund Advisor or shareholder services provider will be able to detect or prevent frequent trading or market timing in all circumstances.  The Fund has the right to refuse any trades that the Advisor thinks could harm the majority of shareholders.   If you are a market timer or engage in time zone arbitrage, do not use this Fund or any other STAAR Investment Trust Fund.

The Board of Trustees has adopted policies and procedures to guard against frequent trading abuses by shareholders. Tools to combat frequent trading include the following:

The Funds discourage excessive, short-term trading and other abusive trading practices that may harm the Fund’s performance. The Funds are intended for long-term investors. Short-term traders who engage in frequent purchases and redemptions can disrupt a fund’s investment program and create additional transaction costs that are borne by all fund shareholders.

The Funds use a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Funds in their sole discretion. The Funds reserve the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund.   In making this judgment, the Funds may consider trading done in multiple accounts that are under common control. Although the Funds try to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading. Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.

Information regarding the policies of any underlying funds that the Funds might hold can be found in those funds’ prospectuses and reports as filed with the Securities and Exchange Commission.

The Board of Trustees has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Funds’ Internet site at www.staarfunds.com: Proxy Voting Policy and Fair Value Pricing Policy. In addition the board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.

The Board of Trustees annually reviews the Investment Portfolio Advisor’s Agreement and the Advisor’s ownership of securities owned in the Fund(s)’ portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Funds. The Board also reviews the compensation and other accounts managed by the Portfolio Advisor. Additional information may be found in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

SALES LOADS: The Fund does not impose any Sales Loads (Charges) on the purchase or redemption of shares or on distributions, whether reinvested or not.

12B-1 FEES:  The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and/or services provided to shareholders.  The maximum fee is .25%.  Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

BROKERAGE ALLOCATION

The Trustees and/or Advisor may select brokers who execute purchases and sales of each Fund’s securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. In 2012 Scottrade received 100% of such commissions.  The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.

STAAR Investment Trust PROSPECTUS                                                                               Page 28

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Goff Backa Alfera & Co., LLC, whose report, along with the Fund’s financial statements, are included in the Fund’s Annual Report, which is available upon request.

Smaller Company Stock Fund

Selected Per-Share Data Year End December 31	2012	2011	2010	2009	2008
Net asset value at Beg. of period	$ 10.35	$ 11.26	$ 9.32	$ 7.41	$ 11.38
Income From Investment Operations: ***
Net investment (loss)*	(0.11)	(0.17)	(0.15)	(0.13)	(0.11)
Net realized and unrealized gain (loss) on securities	1.43	(0.74)	2.09	2.04	(3.86)
Total from investment operations	1.32	(0.91)	1.94	1.91	(3.97)
Distributions:
From net investment income	-	-	-	-	-
From net realized gain	-	-	-	-	-
Total from distributions	-	-	-	-	-
Net Asset Value, at end of Period	$ 11.67	$ 10.35	$ 11.26	$ 9.32	$ 7.41
Total return (%)**	12.75%	(8.08)%	20.82%	25.78%	(34.89)%
Ratios/Supplemental Data
Net assets at end of period (in $1000’s)	$ 3,254	$ 3,046	$ 3,477	$ 2,824	$ 2,188
Ratio of expenses to average net assets (%)	2.13%	2.20%	2.16%	2.31%	1.96%
Ratio of net inv income/(loss) to avg net assets (%)	(0.95)%	(1.53)%	(1.52)%	(1.68)%	(1.17)%
Portfolio turnover rate	14.95%	36.45%	12.96%	14.03%	16.27%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

STAAR Investment Trust PROSPECTUS                                                                               Page 29

Where to Learn More

Mailing Address:  STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services:  Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com

Web Site:  www.staarfunds.com

Statement of Additional Information (SAI)

You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

Additional information about the Funds’ investments is available in the Trust’s annual and semi-annual Reports to shareholders. In the Trust’s annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performances during their last fiscal year or semi-annual period.

The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-9076, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission’s Public Reference Room (1-800-SEC-0330) or on the Commission’s Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room:  800-SEC-0330

Item 14 – COVER PAGE AND TABLE OF CONTENTS

PART B

STATEMENT OF ADDITIONAL INFORMATION

THE STAAR INVESTMENT TRUST

AltCat Fund (ACF) – Ticker: SITAX

General Bond Fund (GBF) – Ticker: SITGX

International Fund (INTF) – Ticker: SITIX

Larger Company Stock Fund (LCSF) – Ticker: SITLX

Short Term Bond Fund (STBF) – Ticker: SITBX

Smaller Company Stock Fund (SCSF) – Ticker: SITSX

Mutual Shareholder Services

8000 Town Centre Drive

Broadview Heights, OH 44147

1-888-717-8227 (1-888-71STAAR)

STAAR Financial Advisors, Inc. (Advisor to the Trust)

604 McKnight Park Drive

Pittsburgh, PA 15237

(412) 367-9076

This Statement of Information is not a prospectus. It relates to the Prospectus of the Staar Investment Trust (the “Trust”) dated May 1, 2013, as supplemented from time to time.

This Statement of Additional Information should be read in conjunction with the Prospectus. The Trust’s Prospectus can be obtained by writing to Shareholder Services at the above address or by calling the toll free number above.

The prospectus and annual/semi-annual reports may be incorporated into this SAI by reference.

Date: May 1, 2013

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 1

Item 15 – HISTORY

The Registrant, STAAR Investment Trust (the Trust), is an open-end, management investment company including six series Funds. It was formed on February 28, 1996 as a private Pennsylvania business trust for the purposes of commencing business as an investment company under the name STAAR System Trust. It had engaged in no prior business activities. Its public registration became effective on May 28, 1997. The name was changed to STAAR Investment Trust on April 3, 1998. There has been no material change in operations since the beginning of investment operations on April 4, 1996.

Item 16 – DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS

As described in the prospectus, the Trust consists of six series Funds, each of which has its own objectives, policies and strategies designed to meet different investor goals. The information below is provided as additional information to that already provided in the prospectus.

The Funds are:

AltCat Fund (ACF)
General Bond Fund (GBF)
International Fund (INTF)
Larger Company Stock Fund (LCSF)
Short Term Bond Fund (STBF)
Smaller Company Stock Fund (SCSF)

Each Fund has adopted certain investment strategies and risks that are described in the Prospectus of each Fund and incorporated here by reference.  Each Fund has adopted certain fundamental investment policies. These fundamental investment policies cannot be changed unless the change is approved by (a) 66 2/3% or more of the voting securities present in person or by proxy at a meeting (if the holders of 50% or more of the outstanding securities are present in person or by proxy) or (b) more than 50% of the outstanding voting securities of the Fund, whichever is lesser. The fundamental policies provide, in addition to those listed in the prospectus, as follows:

(1)

No Fund of the Trust issues different classes of securities or securities having preferences of seniority over other classes.

(2) The Trust will not engage in Short Sales (borrowing stock from someone else and selling it in anticipation of the price going down, at which time it is repurchased and returned to the lender). However it is possible that managers of other open or closed end funds owned by a Trust Fund may employ short sales.

(3) The Trust will not purchase securities with borrowed money (or margin). The Trustees can make limited purchases of shares of other mutual funds that utilize margin purchases provided that the total exposure to margin in any of the Trust’s Funds does not exceed 5% of net asset values.  In general, the policy of the registrant is to avoid debt. It will not borrow money, except where it would become necessary to allow the Trust to maintain or improve its day-to-day operations in the interest of Fund shareholders. For that purpose, the Trust may obtain a line of credit or obtain specific financing from a bank, other financial institution or individual(s).

 (4) The Trust will not act as an underwriter of other issuers, except to the extent that in selling portfolio securities, it may be deemed to be a statutory underwriter for the purposes of the Securities Act of 1933.

(5) Except for investments in the mutual fund or Investment Company industry, the Funds will not make investments that will result in a concentration (as that term is defined in the 1940 act or any rule or order under that Act) of its investment securities of issuers primarily in the same industry; provided that this restriction does not limit the investment of the fund assets in obligations issued or guaranteed by the U.S. Government, its agencies or in tax-exempt securities or certificates of deposit.

(6) The purchase of real estate is permitted in the AltCat (ACF) Fund. The majority of any real estate holdings, if any, will be in Real Estate Investment Trust (REITs) and / or real estate-oriented mutual funds, thereby preserving a high degree of liquidity that is not possible with other forms of real estate ownership. However, if a special situation arises which the Trustee considers to be advantageous to the Fund, a real estate asset with limited liquidity may be owned as long as it does not exceed five percent (5%) of the total value of the Fund at the time of purchase. If other assets decline in value so as to force such an asset to exceed five percent (5%), the Trustees will attempt to sell the asset if a favorable price can be obtained. However, if it is not in the best interest of the shareholders the Trustee may delay such sale until a more favorable time.

The purchase of real estate mortgage loans is permitted in the Bond Funds (GBF and STBF) and the AltCat Fund (AFC). Such mortgages will generally be in government agency backed loans such as GNMA (“Ginnie Mae”) loans. However, a minority of mortgage securities owned by a Fund may be in non-government agency backed loans.

(7) Commodities and Precious Metals or securities and contracts deriving their value from Commodities and Precious Metals may be purchased only in the AltCat Fund and not in the other Funds.

(8) Trust Funds may not loan cash or portfolio securities to any person. However, this does not prevent managers of other mutual funds owned by a fund from making such loans within their portfolios.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 2

Item 16 – DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS (Continued)

(9) The Trust and any managers it employs may use Derivatives, which are financial instruments which derive their values from the performance of another security, assets or index. Derivatives include options and future contracts.

The writing of Put and Call options are permitted by the Trust and any managers it may employ. However, the use of such options is to represent a minority of any manager’s activity, and will be employed in a conservative manner to protect a profit or offset losses in the event of projected significant price reductions. The Trustees or a manager employed by them may purchase a Put, which provides the right to sell a security to another party at a predetermined price within a period of time. Similarly a Call option may be purchased which provides the right to purchase a security at a predetermined price within a period of time. A Call option may also be sold to another party. Such options will be “covered”, meaning the Fund owns an amount of the underlying security equal to or greater than the amount of the security represented in the option. Put options will not be sold because, in the Advisor’s opinion, they expose a Fund to additional risk, which The Trustees wish to avoid. Similarly, options based upon indexes or other assets, such as commodities, may be purchased to protect a portfolio, but not sold where a Fund would be required to pay cash to another party based upon a future price change. Any mutual funds owned by a Fund will be screened to determine if such mutual funds’ policies on options, futures, margin or other strategies differ greatly from that of the Trust; however, the Trustees will not be able to control the use of such strategies by mutual funds. Therefore, at any given time a Fund’s risk could be increased to the extent managers of other mutual funds employ these kinds of strategies in a manner inconsistent with the Trust’s policies.

(10) The Funds may take temporary investment positions when the manager(s) believes the market or economy is experiencing excessive volatility or when such volatility is considered a significant risk. These investments may include, but are not limited to, cash and cash equivalents, money market instruments or funds and U.S. Treasury obligations. Under such circumstances the Fund(s) may be unable to pursue their investment goals.

(11) There are no restrictions regarding portfolio turnover. While the trust recognizes that a higher portfolio turnover will, in most cases, increase expenses, there are times when a high turnover may be justified, either to protect a portfolio against certain kinds of risks or to take advantage of opportunities presented by market conditions. In general, the Trust’s objective is to keep expenses, and, therefore, turnover, as low as possible. This objective will be considered when screening other mutual funds for possible inclusion in a Fund’s portfolio.

The Trust has certain non-fundamental policies that may be changed by the Trustees. Among these are the following:

1)

No Fund may invest in securities for the purpose of exercising control over or management of an issuer; or

2)   purchase securities of a closed-end or other investment company where the shares are not registered in the United States pursuant to applicable securities laws.

3)  The Fund portfolios shall each not invest more than 10% of the value of its respective total assets in illiquid securities or other illiquid assets.

       (12) The Funds generally disclose their portfolio holdings on a quarterly basis in Annual and Semi-Annual Reports as well as NQ Filings.  Such disclosures are generally made within 60 days of a quarter’s end.  At other times the manager(s) of the Funds may disclose that particular positions are held with respect to inquires from media, research organizations and individuals, but not as to specific share held or dollar amounts held.  General information about overall allocations may also be provided to such inquirers.

Item 17 – MANAGEMENT OF THE FUNDS

Board of Trustees

The Fund’s Board of Trustees oversees the Fund’s business and affairs, while day-to-day operations such as management of investments, recordkeeping, administration and other compliance responsibilities are the responsibility of Fund management which reports and is accountable to the Board.  The Board is responsible for overseeing the operations and risk management of the Fund in accordance with the provisions of the Investment Company Act, other applicable laws and the Fund's charter. The Board does not have a role in oversight of Fund investments or investment risk, except to the extent that they adopt and review and ultimately enforce compliance with Fund policies and procedures intended to reduce risks such as compliance risk and valuation risk.

The Board is composed of four members, three of whom are Independent Trustees who are not "interested persons" of the Fund, as that term is defined in the Act.  The Chairman of the Board, J. Andre Weisbrod, is an interested person of the Fund.  The Fund does not have a lead independent director.  Any Board member may propose items to be included on the Board’s agenda. The Board meets four times per year in regularly scheduled quarterly meetings.  In addition, the Independent Trustees generally meet without the presence of any interested person 2-3 times a year and the audit committee meets with the public accountants at least twice per year and separately as needed. They also meet several times per year to address particular responsibilities, such as approval of the advisory agreement, and they meet separately with auditors and the Chief Compliance Officer as often as necessary but at least once a year. Board members receive regular reports at least quarterly from the Advisor and the Chief Compliance Officer. The Board has directed the preparation of quantitative and qualitative information and reports to facilitate their risk management function.  The Independent Trustees have access to the Chief Compliance Officer and key advisory personnel and Fund counsel to obtain information and assistance as needed and have access to independent legal counsel.

The Board conducts an annual self-assessment and believes that the Board's leadership structure is appropriate given the Fund’s characteristics and circumstances including the Fund’s net assets, distribution arrangements, and the services provided by the Fund’s service providers.  The Independent Trustees have determined that the communications between them and among them and Fund management are excellent and see no need to appoint a lead Independent Trustee.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 3

The members of the Board have been selected because of their individual experiences and education and for their ability to engage actively in serving as fiduciaries of the Fund.  We believe we have met our objective of having a Board composed of small business entrepreneurs with the background, experience and independence to raise issues and opinions and who understand the accountability, service and quality to which the Fund’s shareholders are entitled.

Board Members

Name & Address	Term of Office and Length of Time Served	Position Held With Registrant	Principal Occupation(s) during Past 5 Years

J. Andre Weisbrod, 13 East Forest Ave, Pittsburgh, PA 15202, Age 63	Indeterminate / 17 Years	Trustee , Chairman, Interested Director	President, STAAR Financial Advisors, inc., (Investment Advisor to the Trust)

Jeffrey A. Dewhirst, 453 Washington Street. Leetsdale, PA 15056, Age 64	Indeterminate / 17 Years	Trustee, Secretary, Independent Director	Investment Banker, Principal, Dewhirst Capital Corporation

Thomas J. Smith, 736 Beaver St., Sewickley, PA 15141, Age 74	Indeterminate / 13 Years	Trustee, Independent Director	Advertising/marketing Consultant

Richard Levkoy, 103 Skrabut Lane, Sewickley, PA 15143, Age 60	Indeterminate / 11 Years	Trustee, Independent Director, Chairman of Audit Committee	Accountant

Additional Biographical Information

J. Andre Weisbrod:

Education: BFA, Ohio University, 1970.  Young Life Institute/Fuller Seminary 1971-75.  Chartered Financial Consultant, The American College, 1986.
Employment History: Founder, President & CEO, STAAR Financial Advisors, Inc., 1993 – present; Founder, Chairman of the Board of Trustees, The STAAR Investment Trust, 1996- present; Registered Representative, Olde Economie, 1998-2007; Registered Representative, Janney Montgomery Scott, 1983-1998; Insurance Agent, Penn Mutual, 1981-1993; Free lance writer/designer, 1980-81; Product Manager, Sea Breeze Laboratories and Clairol/Bristol Myers, 1976-1979; Staff and Area Director, Young Life Cincinnati, 1971-76;

Other: Board Member, Entrepreneurial Thursdays, 2005–present; Living Bridge Church Worship Team, 2009-present; St. Stephen’s Church Vestry 1991-99, Board Member, Young Life 1985-1994

Thomas Smith, Independent Trustee

Education:  Denison University. Bachelor of Arts

Employment History:  2004-Present – Part-time Consultant to Smith Brothers Agency; 1993-2003 -- Small Business owner/operator; 1989-92 -- President/CEO (Pittsburgh Office) of Della Femina McName e U.S.; 1985-1989 -- President/CEO Ketchum International; 1978-84 -- Chairman/CEO Ketchum Advertising Pittsburgh and Washington, D.C. ;  1964-78 --Account Management Executive, Tatham-Laird & Kudner;  1960-1964 -- Officer, U.S. Navy;  1958-1960 -- Account Executive, Radio Station WCGO

Other: Board Positions -- Present: Staar Investment Trust; Past: D.T. Watson Rehabilitation Hospital; Gibson Greeting Cards; Ketchum Communications; Red Cross of Allegheny County; Salvation Army of Allegheny County; Pittsburgh Symphony; Saltworks Theatre Company; Sewickley Academy; Sewickley YMCA; St. Stephen’s Church (Sewickley) Vestry; Verland Foundation; World Vision, U.S.

Richard Levkoy

Education:   1987 - 1993 La Roche College Pittsburgh, PA , Bachelor of Science In Accounting, summa cum laude

Employment History:  2012 – Present CFO, CJL Engineering, Moon Twp., PA; 2006 – 2012 Accounting Consultant – CJL Engineering; 2001 - 2012 St. Stephen’s Episcopal Church Sewickley, PA , Director of Finance;   2000 - 2006 Children’s Growth Fund Investment Partnership, Managing Partner;  1996 - 1999 Sewickley, PA, Chief Financial Officer - Sewickley Valley Healthcare Services, Senior Staff Accountant – Heritage Valley Health System; 1989 - 1995 Internal Medicine Associates Ambridge, PA,  Business Manager / Accountant; 1983 - 2001 Levkoy Real Estate Partnership Sewickley, PA, Managing Partner

Other: 2002 - Present STAAR Investment Trust Pittsburgh, PA, Board Member & Chair of Audit Committee; Volunteer Experience -- Two short term mission trips to Juarez, Mexico, 2000 and 2001, Short term mission trip to New Orleans in 2007, Fund raising for student ministries

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 4

 Additional Biographical Information (Continued)

Jeffrey Dewhirst

Education: B.A. Economics, Rutgers University, 1971, Phi Beta Kappa; MBA, University of Michigan, 1973.

Employment History:  2007 – Present President, Dewhirst Capital Corporation.  Owner and founder of Firm that provides merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies and private equity groups, as well as selected engagements for publicly traded companies; 2002 – 2007 Managing Director, Dewhirst Warrick LLC.  Co-founder of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies and private equity groups, as well as selected engagements for publicly traded companies.; 1997 – 2002 President, Dewhirst Capital Corporation.  Owner and founder of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies.   Co-ventured with Warrick Financial Group, Inc. on certain engagements and transactions; 1993 – 1997 President, J. T. R. Capital Corporation. One of two founders/partners of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies; 1988 – 1993 Director, Corporate Finance/Investment Banking, Price Waterhouse.  Founded and managed the Pittsburgh-based Group that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies.  Became part of the firm’s national Corporate Finance practice that eventually grew to include offices in 10 major cities; 1973 – 1988 Mellon Bank, N.A.  Held various progressive positions in middle market corporate lending and credit approval, including Vice President & Manager of the Pittsburgh Office and Senior Credit Officer of the Middle Market Lending Department.

Compensation

Each Trustee was compensated as follows in 2012.

$ 500 Quarterly for Board Meetings and other service connected with the Board.

$ 100 Quarterly for serving as Chairman, Officer or on a committee.

Reimbursement for reasonable expenses incurred in fulfilling Trustee duties.

Indemnification

The Declaration of Trust and the By-Laws of the Trust provide for indemnification by the Trust of its Trustees and Officers against liabilities and expenses incurred in connection with litigation in which they may be involved as a result of their positions with the Trust, unless it is finally adjudicated that they engaged in willful misconduct, gross negligence or reckless disregard of the duties involved in their offices, or did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust and the Funds.

Members of the board and officers of the Trust owned Fund Shares as follows as of 12/31/2012:

Mr. J. Andre Weisbrod & Family :

Fund	% Owned
ACF	9.37%
GBF	1.57%
INTF	5.48%
LCSF	5.00%
STBF	1.63%
SCSF	6.24%

Mr. Weisbrod is the only non-independent director.

Committees

Due to the small size of the board, there is only one committee, the Audit Committee.  Functions that might be fulfilled on larger boards by additional committees have been adequately fulfilled by the entire board.

The audit committee is comprised of only non-interested directors who hold separate meetings periodically to discuss the accounting of the Funds.  The committe also meets periodically with the outside public accounting firm to discuss and monitor the accounting practices and auditing activities applied to the Funds.  The committee met two times in 2012 to engage in these oversight activities.

Code of Ethics: The Funds and the Advisor have adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act.  The code permits personnel of the Funds and/or the Advisor to invest in securities, including securities that may be purchased or held by the Funds providing the procedures to prevent conflicts of interest by requiring the prior approval of the Chief Compliance Officer, and recording and reporting of transactions to the Fund’s Board of Trustees.

Proxy Voting Policy: The Board of Trustees has adopted a Proxy voting policy under which the Fund manager(s) exercise voting rights for securities owned by the Funds. The policy provides the following guidelines:

Because the majority of holdings in the Trust Funds are shares of other mutual funds, the manager(s) will generally vote as recommended by the Directors of the fund owned by the Trust unless there is some issue concerning the Directors’ recommendations that the Manager(s) think might adversely affect shareholders.

If the manager(s) become aware of a proxy issue that, in their best judgment, has the potential to harm the shareholders of the Trust, the manager(s) may vote accordingly.

In general, the same policies will be applied to other securities.  Generally The STAAR Funds own an extremely small amount of the outstanding shares of any security.

If the Manager(s) think directors of any security have enacted policies adversely affecting our shareholders, they may elect to sell that security regardless of current performance.

Item 18 – CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

There are no Control Persons or Principal Holders to report.

Item 19 – INVESTMENT ADVISORY AND OTHER SERVICES

The Advisor to the Trust is STAAR Financial Advisors, Inc. (SFA), 604 McKnight Park Dr., Pittsburgh, PA 15237. The President and principal owner of SFA is J. Andre Weisbrod. He is also on the Board of Trustees of the STAAR Investment Trust.

Fees to be paid to the Advisor by terms of the Advisory Agreement are as follows:

	Monthly Rate*	Annualized*	2010 Amount Paid	2011 Amount Paid	2012 Amount Paid
GBF	.0208%	.25%	8,291	8,855	7,577
STBF	.0208%	.25%	8,964	4,364	3,449
LCSF	.0667%	.80%	26,854	28,969	26,147
SCSF	.0667%	.80%	27,061	30,118	27,367
INTF	.0667%	.80%	26,666	27,105	21,945
ACF	.0667%	.80%	26,039	28,322	24,190

*These are maximum fees and are accrued daily and paid at the closing of the last business day of the month.  Effective July 1, 2012, the management fees were reduced from .35% to .25% on the bond funds and from 90% to .80% on the stock funds.  For the period April 1, 2012 through June 30. 2012, the Advisor voluntarily waived $501 in advisory fees for STBF.

Fees paid for Mutual Fund Services including transfer agency, fund accounting, administration, shareholder services and compliance are as follows:

	2010 Amount Paid	2011 Amount Paid	2012 Amount Paid
GBF	10,524	11,085	11,940
STBF	11,446	6,816	6,390
LCSF	13,191	14,193	14,682
SCSF	13,304	14,774	15,364
INTF	13,111	13,341	12,316
ACF	12,800	13,892	13,582

These are maximum fees and are accrued daily and paid at the closing of the last business day of the month.  As of June 1, 2008 the Trust outsourced basic fund accounting and transfer agency services to Mutual Shareholder Services, LLC.  At that time the Advisor’s compensation was reduced to .10% annually for certain fund services including compliance, prospectus writing and filing and other shareholder services still performed.

Mr. J. Andre Weisbrod serves as portfolio manager for each of the six series Funds.  Mr. Weisbrod also manages discretionary accounts for private clients and advises other clients on a non-discretionary basis.  Total assets under discretionary management arrangements at the end of 2012 were $18.8 million among thirty-four individual clients.  Non-discretionary account assets advised were estimated at over $5 million, about $1 million of which is supervised without discretion.  These activities may require decisions and/or advice to change allocations of an individual’s account among any STAAR Funds holdings such account may have.  Mr. Weisbrod owned $90,500 of STAAR Funds shares as of December 31, 2012.

Other Investment Advice.  There is no other Investment Advice to report.

TRANSFER AND DIVIDEND-PAYING AGENT

Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147

CUSTODIAN

     Huntington National Bank,7 Easton Oval, Columbus, OH 43219

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      GOFF BACKA ALFERA & COMPANY, LLC, 3325 Saw Mill Run Blvd., Pittsburgh, PA 15227

Item 20 – Portfolio Managers

J. Andre Weisbrod is portfolio manager for all six Funds.  He also manages 34 private separate account portfolios totaling almost $19 million (end of 2013).

 Item 21 – BROKERAGE ALLOCATION AND OTHER PRACTICES

Transactions in Fund portfolios will generally be made with regard to volume and other discounts to keep transaction expenses as low as possible. The Trust may use brokers with which higher commissions are paid than could be obtained elsewhere in return for research and other services. There is no restriction as to the number of broker-dealers the Trust may use.

The criteria for selection of broker-dealers will include convenience, reasonableness of commissions, availability and selection of securities (i.e mutual fund selling agreements, bond inventories and access to exchanges), and value-added services provided (i.e. research and reports). At least once every two years, commission structures will be compared with at least two representative firms, including a full-service brokerage and a discount brokerage not currently used by the Trust. If the Trustees determine that any broker(s) currently used are not reasonable with regard to price and service, a change of such brokers will be made unless more favorable arrangements can be obtained.

Brokerage Commissions Paid

Fund	Broker-Dealer	2008	2009	2010	2011	2012	% of Comm Pd in 2012

GBF	Scottrade	0	221	650	231	114	8%
STBF	Scottrade	0	365	398	115	34	2%
LCSF	Scottrade	0	284	532	819	315	21%
SCSF	Scottrade	0	475	455	595	371	24%
INTF	Scottrade	0	355	364	749	231	15%
ACF	Scottrade	0	369	721	1,057	448	30%

GBF	WRP Investments, Inc.	491	0				0%
STBF	WRP Investments	157	0				0%
LCSF	WRP Investments	622	0				0%
SCSF	WRP Investments	291	0				0%
INTF	WRP Investments	639	0				0%
ACF	WRP Investments	1,306	0				0%

GBF	Sterne Agee & Leeach	N/A	N/A				N/A
STBF	Sterne Agee & Leeach	N/A	N/A				N/A

GBF	Bank of Oklahoma	0	0				N/A
STBF	Bank of Oklahoma	0	0				N/A

NOTE: Commissions and payments to broker-dealers are estimated.  Certain bonds may have been purchased where amounts are not available on confirmation statements or they are built into the initial offerings. Such purchases or sales of  bonds were made during the period through Bank of OK, Scottrade and Sterne Agee.   Broker-dealers may receive 12b-1 “trailer” fees from certain underlying funds purchased through them.  12b-1 fees paid by underlying mutual funds owned by the Trust generally do not result in an increase in cost to the STAAR Funds’ shareholders.  Since the Advisor makes every effort to purchase all underlying mutual funds at net asset value, the STAAR Investment Trust Funds would have paid the same price for such mutual funds whether 12b-1 commissions were paid to a broker dealer or not.

12b-1 Plan

Effective September 3, 1998 the Trust has adopted a Plan of Distribution or “12b-1 Plan” under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board of trustees and the expenses paid under the Plan were incurred within the preceding 12 months and accrued while the Plan is in effect.

Among the activities to which 12b-1 expenses may be allocated are advertising, printing and mailing prospectuses to non-shareholders and compensation to broker-dealers for sales of shares and services to the Trust and shareholders. 12b-1 expenses may not exceed .25% of a Fund’s average net assets annually. Any 12b-1 fees paid by the Trust, as a percentage of net assets, for the previous year are listed In the prospectus under “Trust Expenses”. Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Security Dealers, Inc.

In 2012 100% of 12b-1 fees* were used to compensate broker-dealers for distribution and service of Fund Shares.    Total amounts were paid as follows:

Purpose or Payee	GBF	STBF	LCSF	SCSF	INTF	ACF
WRP Investments, Inc.	$ 1009.33	$ 659.47	$ 194.81	$ 170.12	$ 168.24	$ 197.37
Dautrich Seiler Fin. Srvcs.	$ 0	$ 6.25	$ 167.01	$ 159.13	$ 0	$ 159.22
Trustmont Financial Company	$ 0	$ 0	$ 9.43	$ 12.43	$ 11.83	$ 4.33
Advertising	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

*Actual cash paid.

Item 22 – CAPITAL STOCK AND OTHER SECURITIES

There is only one class of shares issued by the trust. Each share has equal rights regarding voting, distributions and redemptions. Rights cannot be modified other than by a majority vote of shares outstanding.

Item 23 – PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED

Detailed information on Purchase and Redemption of Shares as well as Pricing is included in the Prospectus. The Trust may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven (7) days for (a) any period during which the New York Stock Exchange is closed or trading on the exchange is restricted; (b) for any period during which an emergency exists which makes it impossible or impractical for the Funds to dispose of securities owned by them or the Funds cannot determine the value of their respective net assets or for such other periods as the Securities and Exchange Commission may permit.

Item 24 – TAXATION OF THE FUNDS

The series Funds within the Trust intend to qualify as management investment companies for purposes of Subchapter M of the Internal Revenue Code and expect to be treated as a regulated investment company for income tax purposes.

Item 25 – UNDERWRITERS

There are no underwriters of the Funds.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 5

 Item 26 – CALCULATION OF PERFORMANCE DATA

Each Fund’s performance will be calculated on a Total Return basis, which is the sum of any income paid and any realized or unrealized gain or loss of principal. From time to time, the Funds may publish their average total returns for periods of time. The formula for calculating such returns is as follows:

P(1 + T)n = ERV
where:
P = a hypothetical initial payment of $10,000

T = average annual total return

n = number of years

ERV = ending redeemable value of a hypothetical $10,000 payment made at the beginning at the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portions thereof) Other time periods may be used from time to time.

Dividends and capital gains are assumed to be reinvested.

Total Return Performance Since May 28, 1998 Public Inception
	GBF	STBF	LCSF	SCSF	INTF	ACF
Payment	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
Av. Annualized Tot Ret	3.93%	3.68%	2.90%	5.86%	3.30%	3.96%
Years: 5/28/97 to 12/31/11	15.59	15.59	15.59	15.59	15.59	15.59
Ending Value	$18,242	$17,565	$15,618	$24,326	$16,597	$18,332

Where Yield is calculated, the following formula is used:

YIELD = 2*[(((a-b)/cd) + 1)^6 – 1]

where:

a = dividends and interest earned during the period.

B = expenses accrued for the period (net of reimbursements).

C = the average daily number of shares outstanding during the period that were entitled to receive dividends.

D = the maximum offering price per share on the last day of the period.

Yield Calculation 30 Days Ended 12/31/2012

	GBF	STBF	LCSF	SCSF	INTF	ACF

Investment Income	6,392.97	2,459.61	21,047.46	16,980.62	28,061.05	26,151.16
Expenses	1,755.46	-2,541.66	5,036.88	5,224.70	1,996.08	3,431.34
Net Investment Income	4,637.51	5,001.27	16,010.58	11,755.92	26,064.97	22,719.82
Avg. Shrs. Outstanding	233,749	139,857	235,324	279,793	226,528	217,013
Max Offer price end of Period	10.17	9.02	12.67	11.67	11.54	13.00
SEC 30 Day Yield	2.37%	4.82%	6.53%	4.38%	12.13%	9.80%

NOTE: Since the LCSF, SCSF, INTF and ACF tend to receive most of their income in December, the 30-day yields may overstate the annualized yields.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 6

Item 27 – FINANCIAL STATEMENTS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of

Staar Investment Trust

We have audited the accompanying statement of assets and liabilities of Staar Investment Trust (comprising respectively, the General Bond Fund, Short Term Bond Fund, Larger Company Stock Fund, Smaller Company Stock Fund, International Fund and Alternative Categories Fund), including the schedule of investments, as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for the period then ended, and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements of Staar Investment Trust (comprising respectively, the General Bond Fund, Short Term Bond Fund, Larger Company Stock Fund, Smaller Company Stock Fund, International Fund and Alternative Categories Fund), including the schedule of investments, as of December 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for the period then ended, and the financial highlights for each of the four years in  the period then ended were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated February 25, 2012.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Staar Investment Trust as of December 31, 2012, the results of their operations, the changes in their net assets, and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

GOFF BACKA ALFERA & COMPANY, LLC

Pittsburgh, Pennsylvania

February 27, 2013

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 7

STAAR INVESTMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES 12/31/2012

Assets:	ACF	GBF	INTF	LCSF	STBF	SCSF
Investments in Securities, at Value
(Cost $2,290,112; $2,283,606; $2,083,519; $2,208,062; $1,259,748; $2,917,039, respectively)	$2,821,651	$2,362,820	$2,682,843	$2,969,444	$1,275,490	$3,254,546
Receivables:
Securities Sold	52,059	-	39,022	-	-	227,596
Dividends and Interest	1,258	16,294	173	2,024	6,235	398
Shareholder Subscriptions	10,830	-	15,683	10,144	-	10,509
Prepaid Expenses	883	788	816	954	407	1,089
Total Assets	2,886,681	2,379,902	2,738,537	2,982,566	1,282,132	3,494,138
Liabilities:
Payables:
Accrued Management Fees to Affiliate (Note 3)	678	179	636	715	96	779
Accrued Admin Fees	85	72	80	89	38	97
Accrued Trustee Fees	5	-	72	29	63	14
Accrued Dist. Fees	30	75	28	20	71	18
Other Accrued Expenses	2,350	2,396	2,076	2,257	1,705	1,942
Shareholder Redemptions	15,000	-	10,000	10,000	-	10,000
Securities Purchased	52,102	-	60,966	-	-	227,671
Dividends Payable	63	46	272	-	38	-
Total Liabilities	70,313	2,768	74,130	13,110	2,011	240,521
Net Assets	$2,816,368	$2,377,134	$2,664,407	$2,969,456	$1,280,121	$3,253,617

Net Assets Consist of:
Paid In Capital	$2,423,684	$2,457,282	$2,192,887	$2,727,177	$1,333,621	$3,433,097
Accumulated Undistributed Net Investment (Loss) on Investments	(151,824)	(623)	(135,920)	(302,380)	(54,093)	(458,084)
Accumulated Undistributed Realized Income (Loss) on Investments	12,969	(158,739)	8,116	(216,723)	(15,149)	(58,903)
Unrealized Appreciation in Value of Investments	531,539	79,214	599,324	761,382	15,742	337,507
Net Assets (for 216,688; 233,816; 230,859; 234,350; 141,855; 278,886,shares outstanding, respectively)	$2,816,368	$2,377,134	$2,664,407	$2,969,456	$1,280,121	$3,253,617
Net Asset Value and Offering Price Per Share	$ 13.00	$ 10.17	$ 11.54	$ 12.67	$ 9.02	$ 11.67

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 8

STAAR Alternative Categories Fund

Schedule of Investments

12/31/2012

Shares		Value

COMMON STOCKS - 13.30%
Air Courier Services - 0.65%
200	FedEx Corp.	$ 18,344
Asset Management - 0.22%
1,000	WisdomTree Investments, Inc.	6,120
Beverages - 1.24%
300	Diageo Plc. ADR	34,974
Computer Storage Devices - 1.26%
1,400	EMC Corp. *	35,420
Converted Paper & Paperboard Products - 0.15%
50	Kimberly Clark Corp.	4,222
Crude Petroleum & Natural Gas - 1.63%
200	Anadarko Petroleum Corp.	14,862
300	Apache Corp.	23,550
1,500	Pengrowth Energy Corp.	7,455
		45,867
Electric Services - 1.37%
900	PPL Corp.	25,767
300	Southern Co.	12,843
		38,610
Laboratory Analytical Instruments - 0.31%
100	Waters Corp. *	8,712
Men's & Boy's Furnishings, Work Clothing & Allied Garments - 0.80%
150	V.F. Corp.	22,646
Miscellaneous Food Preparation - 1.04%
4,500	Inventure Foods, Inc. *	29,205
Petroleum Refining - 0.85%
350	BP Prudhoe Bay Royalty Trust Co.	23,989
Pharmaceutical Preparations - 0.46%
400	Bristol Myers Squibb Co.	13,036
Retail-Variety Stores - 0.70%
200	Costco Wholesale Corp.	19,746
Semi-conductors & Related Devices - 0.59%
300	NVE Corp. *	16,647
Services-Business Services, NEC - 0.71%
300	Accenture Plc. Class A	19,950
Services-Equipment Rental & Leasing, NEC - 0.67%
600	Textainer Group Holding Ltd.	18,876
Surgical & Medical Instruments & Apparatus - 0.65%
300	ICU Medical, Inc. *	18,279

TOTAL FOR COMMON STOCKS (Cost $297,066) - 13.30%		374,643
EXCHANGE TRADED FUNDS - 32.14%
1,000	Builders Emerging Markets 50 ADR Index Fund	40,220
200	iShares DJ US Real Estate Index Fund	12,934
200	iShares DJ US Health Care Sector Index Fund	16,702
600	iShares DJ US Medical Devices Index Fund	40,560
1,200	iShares MSCI Australia Index Fund	30,168
200	iShares MSCI Brazil Index Fund	11,188
100	iShares MSCI Chile Investable Market Index Fund	6,324
300	iShares MSCI Emerging Markets Index Fund	13,305
900	iShares MSCI Malaysia Index Fund	13,617
600	iShares MSCI Singapore Index Fund	8,214
200	iShares NASDAQ Biotechnology Index Fund	27,444
300	iShares Russell 2000 Index Fund	25,295
300	iShares Russell Microcap Index Fund	15,696
3,700	iShares Russell Midcap Growth Index Fund	232,360
800	iShares Core S&P 500 ETF	114,512
200	iShares S&P 600 Growth Index Fund	16,808
200	iShares S&P Global Consumer Staples Index Fund	14,726
100	iShares S&P Global Energy Sector Index Fund	3,825
300	iShares S&P Global Healthcare Sector Index Fund	19,350
400	iShares S&P Global Infrastructure Fund	14,284
300	iShares S&P Global Technology Sector Fund	20,193
300	iShares Silver Trust *	8,811
600	IQ Agribusiness Small Cap ETF	15,348

700	Market Vectors-Agribusiness	36,932
500	Powershares Global Water Portfolio	9,005
300	SPDR S&P 500 Trust Series 1	42,723
300	SPDR S&P Emerging Asia Pacific Fund	23,247
800	Vanguard REIT Index	52,640
300	WisdomTree Midcap Earnings Fund	18,714
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $779,866) - 32.14%		905,145
OPEN END MUTUAL FUNDS - 45.24%
1,869	American Smallcap World Fund Class F-1 *	73,941
8,648	Franklin Global Mutual Discovery Fund Class A	244,472
5,985	Franklin Natural Resources Fund Class A *	198,100
13,441	Live Oak Health Sciences Fund *	191,943
7,722	Matthews Asian Growth & Income Fund	143,702
1,802	Permanent Portfolio Fund	87,655
2,536	Vanguard Energy Fund	150,152
1,286	Vanguard Health Care Fund	184,232
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $949,958) - 45.24%		1,274,197
REAL ESTATE INVESTMENT TRUSTS - 1.26%
250	American Tower Corp.	19,317
300	Eastgroup Properties Inc.	16,143
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $31,016) - 1.26%		35,460

SHORT TERM INVESTMENTS - 8.24%
232,206	Federated Prime Obligations Fund 0.14% ** (cost $232,206)	232,206

TOTAL INVESTMENTS (Cost $2,290,112) - 100.18%		2,821,651
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.18)%		(5,283)
NET ASSETS - 100.00%		$ 2,816,368

* Non-income producing securities during the period.
ADR - American Depository Receipt
** Variable rate security; the coupon rate shown represents the yield at December 31, 2012.
The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 9

STAAR General Bond Fund

Schedule of Investments

12/31/2012

Shares/Principal		Value

CORPORATE/GOVERNMENT BONDS - 74.91%

Commerce-Banks Central US - 6.87%
64,000	Bank of Oklahoma 5.75%, 5/15/17	$ 61,452
50,000	GE Capital Retail Bank CD 1.75%, 4/2/17	51,450
50,000	GE Capital Retail Bank CD 2.00%, 4/13/18	50,510
		163,412
Commerce-Banks Eastern US - 15.61%
75,000	American Express Centurion CD 1.55%, 12/22/14	75,815
50,000	American Express Centurion CD 1.40%, 10/6/14	50,534
50,000	Discover Bank CD 1.45%, 3/1/17	51,017
40,000	Discover Bank CD 1.75%, 4/4/17	40,613
50,000	Goldman Sachs Bank CD 1.65%, 10/5/15	51,013
50,000	Goldman Sachs Bank CD 1.75%, 12/21/15	50,879
50,000	Goldman Sachs Bank CD 1.70%, 2/8/17	51,133
		371,004
Commerce-Banks Southern US - 1.27%
30,000	Regions Financial Corp. 4.875%, 4/26/13	30,300

Commerce-Banks Non-U.S. - 3.22%
75,000	Abbey National Treasury Services 2.875%, 4/25/14	76,567

Computer Equipment - 1.05%
25,000	Hewlett Packard Co. 1.55%, 5/30/14	24,944

Diversified Banking Institution - 13.27%
75,000	Bank of America Corp. 4.50%, 4/1/15	79,944
100,000	Citigroup, Inc. 5.00%, 9/15/14	105,209
25,000	Goldman Sachs Group, Inc. 3.70%, 8/1/15	26,385
25,000	JP Morgan Chase & Co. 2.60%, 1/15/16	25,989
50,000	Morgan Stanley 3.45%, 11/2/15	52,095
25,000	Morgan Stanley 4.75%, 4/1/14	25,887
		315,509
Electric Services - 2.15%
50,000	LG & E KU Energy, LCC 2.125%, 11/15/15	51,056

Finance Investor Broker-Banker - 4.63%
100,000	Merrill Lynch, 6.05%, 5/16/16 MTN	110,086

Medical-HMO - 4.39%
100,000	United Health Group, 4.75%, 2/10/14	104,258

Multi-line Insurance - 7.68%
25,000	American International Group, 3.65% 1/15/2014	25,669
25,000	Genworth Financial, Inc. 4.95%, 10/1/15	26,443
50,000	Genworth Financial, Inc. 5.75%, 6/15/14	52,555
75,000	Hartford Financial Services Group, 4.75%, 3/1/14	77,881
		182,548
Oil Refining & Marketing - 1.42%
30,000	Sunoco Inc. 5.75%, 1/15/17	33,822

Printing-Commercial - 1.29%
30,000	Donnelly RR & Sons Co. 4.95%, 4/1/14	30,675

Retail- Consumer Electronics - 1.18%
30,000	Best Buy Co., Inc. 3.75% 3/15/16	28,050

Sovereign Agency - 5.23%
39,000	Federal Farm Credit Bank 4.75%, 12/12/13	40,681
80,000	Federal National Mortgage Association, 2.625%, 11/20/14	83,570
		124,251
Steel- Producers - 2.11%
50,000	Arcelormittal MTNA 3.75%, 3/1/16	50,194

Telephone-Integrated - 1.40%
30,000	Centurylink, Inc. 6.00%, 4/1/17	33,224

Tobacco - 2.14%
50,000	Philip Morris International, Inc. 4.875%, 5/16/13	50,810
TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $1,751,401) - 74.91%		1,780,710

EXCHANGE TRADED FUNDS - 12.39%
1,200	iShares Barclays TIPS Bond	145,692
2,850	Vanguard Mortgage-Backed Securities	148,770
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $272,647) - 12.39%		294,462

REAL ESTATE INVESTMENT TRUSTS - 4.44%
100,000	Health Care REIT, Inc. 3.625% 3/15/16	105,597
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $98,189) - 4.44%		105,597

REVENUE BOND - 4.19%
50,000	Puerto Rico Infrastructure Fing Auth Revenue 2.99%, 6/15/13	50,256
50,000	Government Development Bank for Puerto Rico 3.875%, 2/1/17	49,269
TOTAL FOR REVENUE BOND (Cost $100,179) - 4.19%		99,525

SHORT TERM INVESTMENTS - 3.47%
82,526	Federated Prime Obligations Fund 0.14% * (Cost $82,526)	82,526

TOTAL INVESTMENTS (Cost $2,283,606) - 99.40%		2,362,820

OTHER ASSETS LESS LIABILITIES - 0.60%		14,314

NET ASSETS - 100.00%		$ 2,377,134
* Variable rate security; the coupon rate shown represents the yield at December 31, 2012.
The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 10

STAAR International Fund

Schedule of Investments

12/31/2012

Shares		Value
COMMON STOCK - 4.16%

Agricultural Chemicals - 0.30%
200	Potash Corp. of Saskatchewan, Inc.	$ 8,138

Beverages - 1.31%
300	Diageo Plc. ADR	34,974

Meat Packing Plants - 0.40%
500	BRF Brasil Foods S.A. ADR	10,555

Services-Business Services, NEC - 1.25%
500	Accenture Plc. Class A	33,250

Services-Equipment Rental & Leasing, NEC - 0.59%
500	Textainer Group Holdings Ltd.	15,730

Switchgear & Switchboard Apparatus - 0.31%
400	ABB Ltd. ADR	8,316
TOTAL FOR COMMON STOCK (Cost $83,529) - 4.16%		110,963

EXCHANGE TRADED FUNDS - 18.33%
2,700	Builders Emerging Markets 50 ADR Index	108,594
1,100	iShares MSCI Australia Index Fund	27,654
300	iShares MSCI Brazil Index Fund	16,782
300	iShares MSCI Canada Index Fund	8,520
100	iShares MSCI Chile Index Fund	6,324
900	iShares MSCI Emerging Markets Index Fund	39,915
900	iShares MSCI Indonesia Investable Market Index Fund	27,234
2,000	iShares MSCI Malaysia Index Fund	30,260
800	iShares MSCI S&P Latin America 40 Index Fund	35,072
1,800	iShares MSCI Singapore Index Fund	24,642
300	iShares MSCI Switzerland Index Fund	8,040
500	WisdomTree Australia Dividend Fund	29,085
600	WisdomTree DEFA Equity Income Fund	24,259
400	WisdomTree India Earnings Fund	7,748
1,500	WisdomTree International Dividend Ex-Financial Fund	62,850
600	WisdomTree International Small Cap Dividend Fund	31,278
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $465,074) - 18.33%		488,257

OPEN END MUTUAL FUNDS - 71.40%
8,394	American Europacific Growth Fund Class-F-1 *	344,068
7,906	Calamos International Growth Class A *	138,838
5,014	Harbor International Fund Institutional Class *	311,489
5,037	Putnam International Capital Opportunities Fund Class A *	165,519
12,986	Sextant International Fund	198,161
17,454	T Rowe Price International Growth & Income Funds *	226,198
12,683	Franklin Templeton Developing Markets Trust Class A	299,447
15,031	The Aberdeen International Equity Fund Institutional Service Class	218,702
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $1,353,715) - 71.40%		1,902,422

SHORT TERM INVESTMENTS - 6.80%
181,201	Federated Prime Obligations Fund 0.14% ** (cost $181,201)	181,201

TOTAL INVESTMENTS (Cost $2,083,519) - 100.69%		2,682,843

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.69)%		(18,436)

NET ASSETS - 100.00%		$ 2,664,407
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2012.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 11

STAAR Larger Company Stock Fund

Schedule of Investments

12/31/2012

Shares		Value
COMMON STOCK - 12.32%

Agricultural Chemicals - 0.38%
200	Mosaic Co.	$ 11,326

Air Courier Services - 0.31%
100	FedEx Corp.	9,172

Beverages - 0.69%
300	Pepsico, Inc.	20,529

Computer & Office Equipment - 0.65%
100	International Business Machines Corp.	19,155

Computer Storage Devices - 0.85%
1,000	EMC Corp. *	25,300

Converted Paper & Paperboard Products - 0.57%
200	Kimberly Clark Corp.	16,886

Crude Petroleum & Natural Gas - 1.03%
200	Anadarko Petroleum Corp.	14,862
200	Apache Corp.	15,700
		30,562
Electric Services - 2.01%
300	First Energy Corp.	12,528
900	PPL Corp.	25,767
500	Southern Co.	21,405
		59,700
Electronic Connectors - 0.65%
300	Amphenol Corp. Class A	19,410

Heating Equipment, Except Electric, Warm Air & Plumbing Fixtures - 0.82%
400	Beam, Inc.	24,436

Laboratory Analytical Instruments - 0.29%
100	Waters Corp. *	8,712

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 1.02%
200	V.F. Corp.	30,194

National Commercial Banks - 0.46%
400	Wells Fargo & Co.	13,672

Oil & Gas Filed Machinery & Equipment - 0.46%
200	National Oilwell Varco, Inc.	13,670

Petroleum Refining - 0.46%
200	BP Prudhoe Bay Royalty Trust	13,708

Retail-Variety Stores - 0.67%
200	Costco Wholesale Corp.	19,746

Semiconductors & Related Devices - 0.77%
700	Microchip Technology, Inc.	22,813

Soap, Detergents, Cleaning Preparations, Perfumes & Cosmetics - 0.23%
100	Procter & Gamble Co.	6,789

TOTAL FOR COMMON STOCK (Cost $313,587) - 12.32%		365,780

EXCHANGE TRADED FUNDS - 18.15%
700	Consumer Staples Select Sector SPDR	24,430
900	iShares Core S&P 500	128,826
200	iShares Dow Jones US Healthcare Sector Index	16,702
600	iShares Dow Jones US Medical Devices Index	40,560
300	iShares Dow Jones US Real Estate Index	19,401
100	iShares Nasdaq Biotechnology	13,722
2,800	iShares Russell Mid Cap Growth Index	175,840
100	iShares S&P North American Natural Resources	3,816
200	Market Vectors Agribusiness	10,552
600	SPDR S&P 500	85,446
300	Vanguard REIT Index	19,740
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $452,018) - 18.15%		539,035

OPEN-END MUTUAL FUNDS - 64.08%
7,129	AF Fundamental Investors Fund Class F-1	290,596
17,354	Brown Advisory Growth Equity Inst	254,757
1,958	Calamos Growth Class A	92,127
12,203	Franklin Rising Dividends Fund Class A	461,514
3,647	Heartland Select Value Fund	106,382
4,520	Mairs & Power Growth Fund	379,448
16,611	Yacktman Fund	317,594
TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $1,284,682) - 64.08%		1,902,418

REAL ESTATE INVESTMENT TRUSTS - 0.78%
300	American Tower Corp.	23,181
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $18,745) - 0.78%		23,181

SHORT TERM INVESTMENTS - 4.68%
139,030	Federated Prime Obligations Fund 0.14% ** (Cost $139,030)	139,030

TOTAL INVESTMENTS (Cost $2,208,062) - 99.99%		2,969,444

OTHER ASSETS LESS LIABILITIES - 0.01%		12

NET ASSETS - 100.00%		$ 2,969,456

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2012.
The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 12

 STAAR Short Term Bond Fund

Schedule of Investments

12/31/2012

Shares/Principal		Value

CORPORATE/GOVERNMENT BONDS - 73.09%
Commerce-Banks Eastern US - 13.78%
50,000	American Express Centurion CD 1.15%, 12/23/13	$ 50,268
100,000	American Express Centurion CD 1.55%, 12/22/14	101,087
25,000	Goldman Sachs Bank CD 1.15%, 8/24/15	25,020
		176,375
Commerce-Banks Western US - 9.40%
38,000	Capmark Bank CD 5.00%, 7/2/13	38,848
50,000	GE Capital Financial CD 1.30%, 6/16/14	50,371
30,000	Morgan Stanley CD 4.25%, 12/26/13	31,071
		120,290
Commercial Banks Non US - 3.91%
50,000	BBVA US SNR SA Uniper 3.25%, 5/16/14	50,045

Computer Equipment - 3.90%
50,000	Hewlett Packard Co. 1.55%, 5/30/14	49,888

Diversified Banking Institution - 12.18%
50,000	Bank of America Corp. 5.125%, 11/15/14	53,322
50,000	Morgan Stanley 2.875%, 1/24/14	50,840
50,000	Morgan Stanley 4.75%, 4/1/14	51,774
		155,936
Finance-Auto Loans - 3.87%
50,000	Ford Motor Co. LLC 2.00, 9/20/15	49,619

Finance Investor Broker/Banker - 2.01%
25,000	Jefferies Group, Inc. 3.875%, 11/09/15	25,812

Food Miscellaneous/Diversified - 3.93%
50,000	Kraft Foods Inc. 6.00% 2/11/13	50,274

Multi-line Insurance - 8.24%
50,000	Genworth Financial, Inc. 4.95%, 10/1/15	52,886
50,000	Genworth Financial, Inc. 5.75%, 6/15/14	52,555
		105,441
Sovereign Agency - 4.03%
25,000	Federal Home Loan Bank 4.00%, 12/13/13	25,903
25,000	Federal National Mortgage Association, 4.22%, 9/26/13	25,740
		51,643
Telephone-Integrated - 7.84%
100,000	Telefonica S.A. 2.582%, 4/26/13	100,350

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $921,155) - 73.09%		935,673

EXCHANGE TRADED FUNDS - 8.48%
1,000	iShares Barclays 1-3 Year Treasury Bond	84,420
300	Vanguard Short-Term Corporate Bond Index Fund	24,096
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $107,649) - 8.48%		108,516

REVENUE BOND - 7.85%
100,000	Puerto Rico Infrastructure Fing Auth Revenue 2.99%, 6/15/13	100,511
TOTAL FOR REVENUE BOND (Cost $100,154) - 7.85%		100,511

SHORT TERM INVESTMENTS - 10.22%
130,790	Federated Prime Obligations Fund 0.14% * (Cost $130,790)	130,790

TOTAL INVESTMENTS (Cost $1,259,748) - 99.64%		1,275,490

OTHER ASSETS LESS LIABILITIES - 0.36%		4,631

NET ASSETS - 100.00%		$ 1,280,121

* Variable rate security; the coupon rate shown represents the yield at December 31, 2012.
The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 13

STAAR Smaller Company Stock Fund

Schedule of Investments

12/31/2012

Shares		Value

COMMON STOCK - 5.94%

Asset Management - 0.47%
2,500	Wisdom Tree Investments, Inc. *	$ 15,300

Computer Communications Equipment - 0.22%
300	Black Box Corp.	7,302

Crude Petroleum & Natural Gas - 0.23%
1,500	Pengrowth Energy Corp.	7,455

Footwear (No Rubber) - 0.26%
200	Steve Madden Ltd. *	8,454

Miscellaneous Food Preparation - 1.20%
6,000	Inventure Foods, Inc. *	38,940

Petroleum Refining - 0.42%
200	BP Prudhoe Bay Royalty Trust Co.	13,708

Pharmaceutical Preparations - 0.55%
9,000	Apricus Biosciences, Inc. *	17,910

Railroad Equipment - 0.49%
500	American Railcar Industries, Inc.	15,865

Semiconductors & Related Devices - 0.68%
400	NVE Corp. *	22,196

Surgical & Medical Instruments - 0.38%
200	ICU Medical, Inc. *	12,186

Telephone Communications - 0.15%
5,000	Elephant Talk Communications Corp. *	5,000

Trucking (No Local) - 0.17%
200	Con-Way, Inc.	5,564

Wholesale-Hardware & Plumbing & Heating Equipment & Supplies - 0.46%
200	Watsco, Inc.	14,980

Wholesale-Miscellaneous Durable Goods - 0.26%
200	Pool Corp.	8,464

TOTAL FOR COMMON STOCK (Cost $187,685) - 5.94%		193,324

EXCHANGE TRADED FUNDS - 31.13%
600	iShares Russell 2000 Index	50,591
1,900	iShares Russell 2000 Value Index	143,469
800	iShares Russell Microcap Index	41,856
4,800	iShares S&P Smallcap 600 Growth Index	403,392
500	PowerShares Global Water Portfolio	9,005
700	WisdomTree Midcap Earnings	43,666
6,300	WisdomTree Smallcap Dividend	320,985
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $873,735) - 31.13%		1,012,964

OPEN END MUTUAL FUNDS - 57.52%
8,927	Columbia Acorn Fund Class Z	271,841
11,168	Franklin Microcap Value Fund Class A *	354,372
5,922	Keeley Smallcap Value Fund Class A *	169,378
10,971	Royce Microcap Fund Investment Class *	162,152
7,251	Satuit Capital U.S. Emerging Companies Fund Class A *	225,870
13,178	Aberdeen Smallcap Fund Class A *	214,795
81,795	Wasatch Smallcap Value Fund *	328,817
10,393	William Blair Smallcap Value Fund Class I *	144,251
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $1,688,889) - 57.52%		1,871,476

REAL ESTATE INVESTMENT TRUSTS - 1.38%
500	EastGroup Properties, Inc.	26,905
1,500	Medical Properties Trust, Inc.	17,940
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $34,793) - 1.38%		44,845

SHORT TERM INVESTMENTS - 4.06%
131,937	Federated Prime Obligations Fund 0.14% ** (Cost $131,937)	131,937

TOTAL INVESTMENTS (Cost $2,917,039) - 100.03%		3,254,546

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.03)%		(929)

NET ASSETS - 100.00%		$ 3,253,617

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2012.
The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 14

STATEMENT OF OPERATIONS FOR THE YEAR ENDED 12/31/2012

	ACF	GBF	INTF	LCSF	STBF	SCSF
Investment Income:
Dividends (net of foreign tax withholding of $124 for INTF, respectively)	$47,890	$5,831	$47,543	$44,847	$855	$37,614
Interest	283	68,115	228	195	28,249	185
Total Investment Income	48,173	73,946	47,771	45,042	29,104	37,799

Expenses:
Advisory Fees (Note 3)	24,110	7,500	21,902	26,050	4,032	27,316
Distribution Fees	342	995	175	368	566	333
Transfer Agent and Fund Accounting Fees	10,914	9,339	10,022	11,780	4,768	12,382
Administrative Fees	2,837	2,487	2,577	3,065	1,334	3,216
Audit Fees	6,820	5,420	5,988	7,320	2,594	7,486
Legal Fees	3,660	3,144	3,260	3,760	1,358	3,860
Custody Fees	2,677	2,663	2,941	2,712	2,454	2,744
Printing Fees	607	305	407	506	114	615
Insurance Fees	3,001	2,604	2,803	3,197	1,337	3,381
NASDAQ Fees	514	465	471	557	275	568
Director's Fees	1,739	1,541	1,646	1,897	819	1,996
Registration Fees	1,776	1,538	1,715	1,898	797	2,023
Other	2,125	1,966	1,946	2,249	636	2,281
Total Expenses	61,122	39,967	55,853	65,359	21,084	68,201
Fees Waived and Reimbursed by the Advisor (Note 3)	-	-	-	-	(483)	-
Net Expenses	61,122	39,967	55,853	65,359	20,601	68,201

Net Investment Income (Loss)	(12,949)	33,979	(8,082)	(20,317)	8,503	(30,402)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	68,941	12,242	54,590	68,133	588	49,526
Capital gain distributions from investment companies	31,996	724	265	16,627	35	58,667
Net Change in Unrealized Appreciation on Investments	164,760	65,817	249,887	252,025	24,234	306,710
Net Realized and Unrealized Gain on Investments	265,697	78,783	304,742	336,785	24,857	414,903

Net Increase in Net Assets Resulting from Operations	$252,748	$112,762	$296,660	$316,468	$33,360	$384,501

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 15

STATEMENT OF CHANGES IN NET ASSETS

Year Ended December 31,2012 and Year Ended December 31, 2011

	ACF		GBF		INTF		LCSF		STBF		SCSF
	12/31/2012	12/31/2011	12/31/2012	12/31/2011	12/31/2012	12/31/2011	12/31/2012	12/31/2011	12/31/2012	12/31/2011	12/31/2012	12/31/2011
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (12,949)	$ (22,435)	$ 33,979	$ 37,753	$ (8,082)	$ (15,919)	$ (20,317)	$ (32,428)	$ 8,503	$ 11,300	$ (30,402)	$ (50,859)
Net Realized Gain / (Loss) on Investments	100,937	25,772	12,966	13,151	54,855	35,774	84,760	(12,057)	623	2,186	108,193	159,480
Net Change in Unrealized Appreciation/(Depreciation) on Investments	164,760	(254,011)	65,817	(39,644)	249,887	(526,707)	252,025	(100,226)	24,234	(28,022)	306,710	(412,081)
Net Increase/(Decrease) in Net Assets Resulting from Operations	252,748	(250,674)	33,360	11,260	296,660	(506,852)	316,468	(144,711)	33,360	(14,536)	384,501	(303,460)
Distributions to Shareholders from:
Net Investment Income	-	-	(33,659)	(37,750)	-	-	-	-	(8,408)	(11,381)	-	-
Realized Gains	(12,488)	-	-	-	(46,739)	(33,483)	-	-	-	-	-	-
Return of Capital	-	-	-	-	-	-	-	-	-	(3,910)	-	-
Net Change in Net Assets from Distributions	(12,488)	-	(33,659)	(37,750)	(46,739)	(33,483)	-	-	(8,408)	(15,291)	-	-
Capital Share Transactions:
Proceeds from Sale of Shares	138,864	182,216	372,253	230,982	113,999	151,996	103,253	147,297	214,006	468,095	147,766	163,025
Shares Issued on Reinvestment of Dividends	12,425	-	33,477	37,550	46,468	33,296	-	-	8,337	15,192	-	-
Cost of Shares Redeemed	(365,064)	(301,057)	(542,460)	(399,734)	(255,130)	(344,311)	(441,457)	(259,101)	(423,781)	(683,683)	(324,349)	(290,470)
Net (Decrease) from Shareholder Activity	(213,775)	(118,841)	(136,730)	(131,202)	(94,663)	(159,019)	(338,204)	(111,804)	(201,438)	(200,396)	(176,583)	(127,445)
Net Assets:
Net Increase/(Decrease) in Net Assets	26,485	(369,515)	(57,627)	(157,692)	155,258	(699,354)	(21,736)	(256,515)	(176,486)	(230,223)	207,918	(430,905)
Beginning of Period	2,789,883	3,159,398	2,434,761	2,592,453	2,509,149	3,208,503	2,991,192	3,247,707	1,456,607	1,686,830	3,045,699	3,476,604
End of Period (Including Accumulated Undistributed Net Investment Income (Loss)	2,816,368	2,789,883	2,377,134	2,434,761	2,664,407	2,509,149	2,969,456	2,991,192	1,280,121	1,456,607	3,253,617	3,045,699

Accumulated Undistributed Net Investment Income/(Loss)	(151,824)	(138,875)	(623)	(943)	(135,920)	(127,838)	(302,380)	(282,065)	(54,093)	(54,188)	(458,084)	(427,682)

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 16

FINANCIAL HIGHLIGHTS

AltCat Fund

Selected Per-Share Data Year End December 31	2012	2011	2010	2009	2008
Net asset value, at Beg. of period	$ 11.96	$ 12.92	$ 11.50	$ 9.74	$ 15.58
Income From Investment Operations: ***
Net investment (loss)*	(0.06)	(0.09)	(0.11)	(0.10)	(0.03)
Net realized and unrealized gain (loss) on securities	1.16	(0.87)	1.53	1.86	(5.01)
Total from investment operations	1.10	(0.96)	1.42	1.76	(5.04)
Distributions:
From net investment income	-	-	-	-	-
From net realized gain	(0.06)	-	-	-	(0.80)
Total from distributions	(0.06)	-	-	-	(0.80)
Net Asset Value, at end of Period	$ 13.00	$ 11.96	$ 12.92	$ 11.50	$ 9.74
Total return (%)**	9.18%	(7.43)%	12.35%	18.07%	(32.37)%
Ratios/Supplemental Data
Net assets at end of period (in $1000’s)	$ 2,816	$ 2,790	$ 3,159	$ 2,910	$ 2,376
Ratio of expenses to average net assets (%)	2.16%	2.23%	2.19%	2.34%	1.90%
Ratio of net inv. income/(loss) to avg net assets (%)	(0.46)%	(0.72)%	(0.91)%	(0.95)%	(0.19)%
Portfolio turnover rate	10.84%	36.55%	22.58%	34.12%	32.95%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

General Bond Fund

Selected Per-Share Data Year End December 31	2012	2011	2010	2009	2008
Net asset value, at Beg. of period	$ 9.85	$ 9.97	$ 9.86	$ 9.65	$ 10.14
Income From Investment Operations: ***
Net investment income*	0.14	0.15	0.17	0.24	0.33
Net realized and unrealized gain (loss) on securities	0.32	(0.12)	0.10	0.34	(0.51)
Total from investment operations	0.46	0.03	0.27	0.58	(0.18)
Distributions:
From net investment income	(0.14)	(0.15)	(0.16)	(0.37)	(0.31)
From net realized gain	-	-	-	-	-
Total from distributions	(0.14)	(0.15)	(0.16)	(0.37)	(0.31)
Net Asset Value, at end of Period	$ 10.17	$ 9.85	$ 9.97	$ 9.86	$ 9.65
Total return (%)**	4.68%	0.32%	2.79%	6.13%	(1.74)%
Ratios/Supplemental Data
Net assets at end of period (in $1000’s)	$ 2,337	$ 2,435	$ 2,592	$ 2,193	$ 2,644
Ratio of expenses to average net assets (%)	1.61%	1.71%	1.70%	1.75%	1.44%
Ratio of net inv. income/(loss) to avg net assets (%)	1.37%	1.50%	1.68%	2.44%	3.32%
Portfolio turnover rate	22.53%	88.18%	69.10%	37.18%	103.60%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

International Fund

Selected Per-Share Data Year End December 31	2012	2011	2010	2009	2008
Net asset value, at Beg. of period	$ 10.49	$ 12.59	$ 11.44	$ 8.70	$ 16.33
Income From Investment Operations: ***
Net investment (loss)*	(0.03)	(0.06)	(0.08)	(0.09)	(0.03)
Net realized and unrealized gain (loss) on securities	1.29	(1.90)	1.23	2.83	(6.64)
Total from investment operations	1.26	(1.96)	1.15	2.74	(6.67)
Distributions:
From net investment income	-	-	-	-	-
From net realized gain	(0.21)	(0.14)	-	-	(0.96)
Total from distributions	(0.21)	(0.14)	-	-	(0.96)
Net Asset Value, at end of Period	$ 11.54	$ 10.49	$ 12.59	$ 11.44	$ 8.70
Total return (%)**	11.98%	(15.55)%	10.05%	31.49%	(40.82)%
Ratios/Supplemental Data
Net assets at end of period (in $1000’s)	$ 2,664	$ 2,509	$ 3,209	$ 3,030	$ 2,329
Ratio of expenses to average net assets (%)	2.17%	2.22%	2.17%	2.31%	1.96%
Ratio of net inv. (loss) to avg net assets (%)	(0.31)%	(0.53)%	(0.69)%	(0.90)%	(0.25)%
Portfolio turnover rate	12.86%	47.81%	8.68%	15.30%	21.47%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

Larger Company Stock Fund

Selected Per-Share Data Year End December 31	2012	2011	2010	2009	2008
Net asset value, at Beg. of period	$ 11.43	$ 11.91	$ 10.52	$ 9.03	$ 13.56
Income From Investment Operations: ***
Net investment (loss)*	(0.08)	(0.12)	(0.10)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on securities	1.32	(0.36)	1.49	1.60	(4.48)
Total from investment operations	1.24	(0.48)	1.39	1.49	(4.53)
Distributions:
From net investment income	-	-	-	-	-
From net realized gain	-	-	-	-	-
Total from distributions	-	-	-	-	-
Net Asset Value, at end of Period	$ 12.67	$ 11.43	$ 11.91	$ 10.52	$ 9.03
Total return (%)**	10.85%	(4.03)%	13.21%	16.50%	(33.41)%
Ratios/Supplemental Data
Net assets at end of period (in $1000’s)	$ 2,969	$ 2,991	$ 3,248	$ 2,922	$ 2,613
Ratio of expenses to average net assets (%)	2.14%	2.22%	2.19%	2.30%	1.91%
Ratio of net inv. (loss) to avg net assets (%)	(0.66)%	(1.01)%	(0.97)%	(1.15)%	(0.42)%
Portfolio turnover rate	5.55%	32.42%	45.48%	17.08%	15.99%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 17

Short Term Bond Fund

Selected Per-Share Data Year End December 31	2012	2011	2010	2009	2008
Net asset value, at Beg. of period	$ 8.86	$ 9.02	$ 9.23	$ 9.21	$ 9.38
Income From Investment Operations: ***
Net investment income*	0.06	0.06	0.05	0.10	0.17
Net realized and unrealized gain (loss) on securities	0.16	(0.14)	0.01	0.06	(0.15)
Total from investment operations	0.22	(0.08)	0.06	0.16	0.02
Distributions:
From net investment income	(0.06)	(0.06)	(0.06)	(0.14)	(0.19)
Return of Capital	-	(0.02)	(0.21)	-	-
From net realized gain	-	-	-	-	-
Total from distributions	(0.06)	(0.08)	(0.27)	(0.14)	(0.19)
Net Asset Value, at end of Period	$ 9.02	$ 8.86	$ 9.02	$ 9.23	$ 9.21
Total return (%)**	2.48%	(0.85)%	0.67%	1.79%	0.19%
Ratios/Supplemental Data
Net assets at end of period (in $1000’s)	$ 1,280	$ 1,457	$ 1,687	$ 3,201	$ 3,690
Ratio of expenses to average net assets (%)	1.55%	1.66%	1.80%	1.82%	1.58%
Ratio of net inv. (loss) to avg net assets (%)	0.64%	0.69%	0.51%	1.11%	1.87%
Portfolio turnover rate	16.74%	99.92%	92.33%	78.72%	115.00%
Such Ratios are After Effect of Expenses Waived	(0.04)%	(0.12)%	-	-	-

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

Smaller Company Stock Fund

Selected Per-Share Data Year End December 31	2012	2011	2010	2009	2008
Net asset value beg. Of period	$ 10.35	$ 11.26	$ 9.32	$ 7.41	$ 11.38
Income From Investment Operations: ***
Net investment (loss)*	(0.11)	(0.17)	(0.15)	(0.13)	(0.11)
Net realized and unrealized gain (loss) on securities	1.43	(0.74)	2.09	2.04	(3.86)
Total from investment operations	1.32	(0.91)	1.94	1.91	(3.97)
Distributions:
From net investment income	-	-	-	-	-
From net realized gain	-	-	-	-	-
Total from distributions	-	-	-	-	-
Net Asset Value, at end of Period	$ 11.67	$ 10.35	$ 11.26	$ 9.32	$ 7.41
Total return (%)**	12.75%	(8.08)%	20.82%	25.78%	(34.89)%
Ratios/Supplemental Data
Net assets at end of period (in $1000’s)	$ 3,254	$ 3,046	$ 3,477	$ 2,824	$ 2,188
Ratio of expenses to average net assets (%)	2.13%	2.20%	2.16%	2.31%	1.96%
Ratio of net inv income/(loss) to avg net assets (%)	(0.95)%	(1.53)%	(1.52)%	(1.68)%	(1.17)%
Portfolio turnover rate	14.95%	36.45%	12.96%	14.03%	16.27%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 18

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2012

NOTE 1 – Organization

STAAR Investment Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996. The name was changed to STAAR Investment Trust in September 1998.  The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (effective May 28, 1997) as a non-diversified, open-end management investment company.

The Trust consists of six separate series portfolios (Funds). The Funds are organized in such a manner that each fund corresponds to a standard asset allocation category, with the exception of the Alternative Categories Fund, which is a flexibly managed fund that may invest in assets not included in the other funds. The Funds are:

STAAR Alternative Categories Fund (ACF)

STAAR General Bond Fund (GBF)

STAAR International Fund (INTF)

STAAR Larger Company Stock Fund (LCSF)

STAAR Short Term Bond Fund (STBF)

STAAR Smaller Company Stock Fund (SCSF)

Each fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named.  Each fund may invest in other open-end funds (mutual funds), exchange-traded funds (ETFs), closed-end funds and individual securities. Each Fund of the Trust maintains asset diversification in accordance with Internal Revenue Service regulations.

NOTE 2 – Summary of Significant Accounting Policies

Financial Accounting Standards Board Launches Accounting Standards Codification - The Financial Accounting Standards Board (“FASB”)  has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.  GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009.

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

The Fund follows the guidance of ASC 815 regarding "Disclosures about Derivative Instruments and Hedging Activities."  This guidance requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  The Fund did not have any activity in derivatives for the year ended December 31, 2012.

Equity Securities (including exchange traded funds) - Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sales price. Lacking a last sales price, a security is valued at its last bid price except when, in the Advisor’s opinion, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are not readily available are valued at their last bid price.  Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2.  When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees and are generally categorized in level 2 or level 3, when appropriate, of the  fair value hierarchy.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Accounting Standards Codification, 820 (ASC 820) - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective July 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

 •     Level 1 – quoted prices in active markets for identical investments

 •     Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

 •     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

ACF

Assets (b)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 374,643	-	-	$ 374,643
Exchange Traded Funds	905,145	-	-	905,145
Open-End Funds	1,274,197	-	-	1,274,197
Real Estate Investment Trusts	35,460	-	-	35,460
Short-Term Investments	232,206	-	-	232,206
Total	$2,821,651	-	-	$2,821,651

GBF

Assets (b)	Level 1	Level 2	Level 3	Total
Corporate/Government Bonds	$ -	$1,780,710	-	$ 1,780,710
Exchange Traded Funds	294,462	-	-	294,462
Real Estate Investment Trust	105,597	-	-	105,597
Revenue Bond	99,525	-	-	99,525
Short-Term Investments	82,526	-	-	82,526
Total	$ 582,110	$1,780,710	-	$ 2,362,820

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 19

INTF

Assets (b)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 110,963	-	-	$ 110,963
Exchange Traded Funds	488,257	-	-	488,257
Open-End Funds	1,902,422	-	-	1,902,422
Short-Term Investments	181,201	-	-	181,201
Total	$2,682,843	-	-	$2,682,843

LCSF

Assets (b)	Level 1	Level 2	Level 3	Total
Common Stocks	$365,780	-	-	$365,780
Exchange Traded Funds	539,035	-	-	539,035
Open-End Funds	1,902,418	-	-	1,902,418
Real Estate Investment Trusts	23,181	-	-	23,181
Short-Term Investments	139,030	-	-	139,030
Total	$2,969,444	-	-	$2,969,444

STBF

Assets (b)	Level 1	Level 2	Level 3	Total
Corporate/Bonds	$ -	$935,673	-	$ 935,673
Exchange Traded Funds	108,516	-	-	108,516
Revenue Bond	100,511	-	-	100,511
Short-Term Investments	130,790	-	-	130,790
Total	$ 339,817	$935,673	-	$1,275,490

SCSF

Assets (b)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 193,324	-	-	$ 193,324
Exchange Traded Funds	1,012,964	-	-	1,012,964
Open-End Funds	1,871,476	-	-	1,871,476
Real Estate Investment Trusts	44,845	-	-	44,845
Short-Term Investments	131,937	-	-	131,937
Total	$3,254,546	-	-	$3,254,546

(b) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund held no Level 3 securities any time during the year ended December 31, 2012.  The Fund did not hold any derivative instruments at any time during the year ended December 31, 2012. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into an out of Level 1 and Level 2 at the end of the reporting period.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Income Taxes- The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  Each Fund of the Trust maintains asset diversification in accordance with Internal Revenue Service regulations.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2009-2012, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the year ended December 31, 2012, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders- The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Other- Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Management Agreement and Other Transactions with Affiliates

The Board of Trustees approved a management agreement (the “Management Agreement”) with the Advisor to furnish investment advisory and management services to the Fund.  The Board has made annual extensions to the Management Agreement through the period of December 31, 2012.  From January 1, 2012 through June 30, 2012 Fund paid the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.35% for the STBF, 0.35% for the GBF, and 0.90% for all other portfolios.  From July 1, 2012 through December 31, 2012, Fund paid the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.25% for the STBF, 0.25% for the GBF, and 0.80% for all other portfolios.  For the year ended December 31, 2012, the Advisor earned $24,110, $7,500, $21,902, $26,050, $4,032, and $27,316 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.  As of December 31, 2012, the Fund owed the Advisor $678, $179, $636, $715, $96, and $779 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.  For the period January 1, 2012, through December 31, 2012, the Advisor voluntarily waived $483 in expenses for the STBF.

	Shares Owned
Affiliates	ACF	GBF	INTF	LCSF	STBF	SCSF
J. Andre Weisbrod, Trustee, Interested Director, Chairman, & Family	20,343	3,675	12,633	11,718	2,311	17,389
Employees	-	-	-	-	-	2,512
Total Number of Shares	20,343	3,675	12,633	11,718	2,311	19,901

Effective September 1, 1998, the Trust’s shareholders approved a 12b-1arrangement, which provides commission payments to broker/dealers who refer investors who become shareholders in STAAR Investment Trust. For the year ended December 31, 2012, the distribution fees were as follows, $342, $995, $175, $368, $566, and $333 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.  As of December 31, 2012, the Fund owed the $30, $75, $28, $20, $71, and $18 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.

Certain affiliated persons holding shares in the six portfolios purchased such shares at net asset value at respective dates of purchase.  Those affiliated persons held aggregate investments in the respective funds as of December 31, 2012, as follows:

	Value of Shares Owned
Affiliates	ACF	GBF	INTF	LCSF	STBF	SCSF
J. Andre Weisbrod, Trustee, Interested Director, Chairman, & Family	$264,453	$37,377	$145,780	$148,466	$20,848	$202,934
Employees	-	-	-	-	-	29,312
Total Value of Shares Owned	$264,453	$37,377	$145,780	$148,466	$20,848	$232,246

Mr. Weisbrod is an interested director because he is an owner of the Advisor.

Aggregate annual Trustee fees for the year ended December 31, 2012 were $9,638.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 20

Note 4. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital at December 31, 2012, was $2,423,684 representing 216,688 shares outstanding for the ACF, $2,457,282 representing 233,816 shares outstanding for the GBF, $2,192,887 representing 230,859 shares outstanding for the INTF, $2,727,177 representing 234,350 shares outstanding for the LCSF, $1,333,621 representing 141,855 shares outstanding for the STBF, and $3,433,097 representing 278,886 shares outstanding for the SCSF. Transactions in capital shares for the year ended December 31, 2012 and the year ended December 31, 2011, were as follows:

	December 31, 2012
Shares	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	11,151	37,077	10,421	8,561	23,929	13,535
Shares issued on Reinvestment of Dividends	956	3,317	4,026	-	930	-
Shares Redeemed	(28,640)	(53,859)	(22,885)	(35,873)	(47,464)	(28,991)
Net Decrease	(16,533)	(13,465)	(8,438)	(27,312)	(22,605)	(15,456)

	December 31, 2012
Dollar Value	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	$138,864	$372,253	$113,999	$103,253	$214,006	$147,766
Shares issued on Reinvestment of Dividends	12,425	33,477	46,468	-	8,337	-
Shares Redeemed	(365,064)	(542,460)	(255,130)	(441,457)	(423,781)	(324,349)
Net Decrease	$(213,775)	$(136,730)	$(94,663)	$(338,204)	$(201,438)	$(176,583)

	December 31, 2011
Shares	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	13,455	23,347	11,862	11,867	52,559	13,924
Shares issued on Reinvestment of Dividends	-	3,784	3,174	-	1,697	-
Shares Redeemed	(24,806)	(40,002)	(30,533)	(22,942)	(76,811)	(28,331)
Net Decrease	(11,351)	(12,871)	(15,497)	(11,075)	(22,555)	(14,407)

	December 31, 2011
Dollar Value	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	$182,215	$230,982	$151,996	$147,297	$468,095	$163,025
Shares issued on Reinvestment of Dividends	-	37,550	33,296	-	15,192	-
Shares Redeemed	(301,056)	(399,734)	(344,311)	(259,101)	(683,683)	(290,470)
Net Decrease	$(118,841)	$(131,202)	$(159,019)	$(111,804)	$(200,396)	$(127,445)

Note 5. Investment Transactions

For the year ended December 31, 2012, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $286,170 and $622,957 for the ACF, $541,182 and $643,825 for the GBF, $312,695 and $429,503 for the INTF, $162,133 and $579,376 for the LCSF, $268,954 and $213,096 for the STBF, and $461,356 and $659,741 for the SCSF, respectively.

Note 6. Tax Matters

At December 31, 2012, the tax cost basis for investments held were as follows: $2,290,112 for the ACF, $2,283,606 for the GBF, $2,083,519 for the INTF, $2,208,062 for the LCSF, $1,259,748 for the STBF, and $2,917,039 for the SCSF, respectively.

At December 31, 2012, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) are as follows:

ACF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$558,177	$(26,638)	$531,539

GBF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$86,224	$(7,010)	$79,214

INTF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$610,293	$(10,969)	$599,324

LCSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$769,504	$(8,122)	$761,382

STBF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$20,364	$(4,622)	$15,742

SCSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$462,337	$(124,830)	$337,507

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

ACF	Value
Undistributed ordinary loss	$ (151,824)
Undistributed capital gain	12,969
Unrealized appreciation on investments	531,539

GBF	Value
Undistributed ordinary loss	$ (623)
Undistributed capital loss	(158,739)
Unrealized appreciation on investments	79,214

INTF	Value
Undistributed ordinary loss	$ (135,920)
Undistributed capital gain	8,116
Unrealized appreciation on investments	599,324

LCSF	Value
Undistributed ordinary loss	$ (302,380)
Undistributed capital loss	(216,723)
Unrealized appreciation on investments	761,382

STBF	Value
Undistributed ordinary loss	$ (54,093)
Undistributed capital loss	(15,149)
Unrealized appreciation on investments	15,742

SCSF	Value
Undistributed ordinary loss	$ (458,084)
Undistributed capital loss	(58,903)
Unrealized appreciation on investments	337,507

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax-basis components of distributions paid for the years ended December 31, 2012 and December 31, 2011 are as follows:

For the year ended December 31, 2012 the ACF paid a capital gain distribution of $12,488.

For the year ended December 31, 2012 the GBF paid an ordinary distribution of $33,659.

For the year ended December 31, 2011 the GBF paid an ordinary distribution of $37,750.

For the year ended December 31, 2012 the INT paid a capital gain distribution of $46,739.

For the year ended December 31, 2011 the INT paid a capital gain distribution of $33,483.

For the year ended December 31, 2012 the STBF paid an ordinary distribution of $8,408.

For the year ended December 31, 2011 the STBF paid an ordinary distribution of $11,381 and had a return of capital of $3,910 for a total distribution of $15,291.

As of December 31, 2012, the following net capital loss carryforwards existed for federal income tax purposes:

Year Expiring	ACF	GBF	INTF	LCSF	STBF	SCSF
2013	-	-	-	-	-	-
2014	-	-	-	-	-	-
2015	-	-	-	-	-	-
2016	-	103,544	-	38,886	-	-
2017	-	55,195	-	45,409	15,149	58,903
2018	-	-	-	120,371	-	-
No Expiration	-	-	-	12,057	-	-
	$ -	$ 158,739	$ -	$ 216,723	$ 15,149	$ 58,903

The above capital loss carryforwards may be used to offset capital gains realized during subsequent years and thereby relieve the Trust and its shareholders of any federal income tax liability with respect to the capital gains that are so offset.  The Trust will not make distributions from capital gains while a capital loss carryforward remains.

Note 7.

 New Accounting Pronouncement

In May 2011 the Financial Accounting Standards Board issued Accounting Standards Updated (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy.  In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.  Although not applicable for the year ended December 31, 2012, management will continue to evaluate implications of ASU No. 2011-04 and its impact on future financial statements.

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact of this amendment may have on the Fund’s financial statements.

Note 8.

 Change of Service Providers

Effective as of July 20, 2012, the auditor’s, Carson & Co., LLC have resigned as the Fund’s auditor since Carson & Co., LLC has withdrawn its registration statement with the Public Company Accounting Oversight Board.  The Fund has retained Goff Backa Alfera & Company, LLC to perform the December 31, 2012 audit.

End of Notes to Financial Statements

EXPENSE ILLUSTRATION

DECEMBER 31, 2012 (UNAUDITED)

Expense Examples

As a shareholder of the STAAR Investment Trust, you incur ongoing costs, which consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2012 through December 31, 2012.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 21

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

AltCat Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2012	December 31, 2012	July 1, 2012 to December 31, 2012

Actual	$1,000.00	$1,045.46	$10.64
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.73	$10.48

* Expenses are equal to the Fund's annualized expense ratio of 2.07%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

General Bond
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2012	December 31, 2012	July 1, 2012 to December 31, 2012

Actual	$1,000.00	$1,021.33	$8.13
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.09	$8.11

* Expenses are equal to the Fund's annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

International
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2012	December 31, 2012	July 1, 2012 to December 31, 2012

Actual	$1,000.00	$1,097.80	$10.76
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.88	$10.33

* Expenses are equal to the Fund's annualized expense ratio of 2.04%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 22

Expense Examples (Cont.)

Larger Company
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2012	December 31, 2012	July 1, 2012 to December 31, 2012

Actual	$1,000.00	$1,041.94	$10.78
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.58	$10.63

* Expenses are equal to the Fund's annualized expense ratio of 2.10%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Short-Term
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2012	December 31, 2012	July 1, 2012 to December 31, 2012

Actual	$1,000.00	$1,015.93	$6.84
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.35	$6.85

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Smaller Company
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2012	December 31, 2012	July 1, 2012 to December 31, 2012

Actual	$1,000.00	$1,058.98	$10.71
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.73	$10.48

* Expenses are equal to the Fund's annualized expense ratio of 2.07%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 23

Trustees & Officers as of December 31, 2012 (Unaudited)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Richard Levkoy * 103 Skrabut Lane Sewickley, PA 15143, Age 60	Trustee, Chairman of Audit Committee	Continuous, 12 yrs.	1 Series Trust (6 Funds)	Accountant; None
Thomas J. Smith * 736 Beaver Street Sewickley, PA 15143, Age 74	Trustee	Continuous, 13 yrs.	1 Series Trust (6 Funds)	Advertising/Marketing Consulting; Board Member, Imani Christian Academy
Jeffrey A. Dewhirst 453 Washington Street. Leetsdale, PA 15056, Age 64	Secretary/ Trustee	Continuous, 17 yrs.	1 Series Trust (6 Funds)	Investment Banker; None

* Audit Committee members

Statement of Additional Information

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 332-7738 PIN 3370 to request a copy of the SAI or to make shareholder inquiries.

Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on March 31 and September 30. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 332-7738 PIN 3370.

Proxy Voting Guidelines

The Fund’s Advisor is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling (800) 332-7738 PIN 3370.  It is also included in the Fund’s State of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling our toll free number (800) 332-7738 PIN 3370.

Investment Advisory Renewal Agreement Renewal

During a Board meeting held on December 17, 2012, the Trustees reviewed and discussed amongst other things, the renewal of the advisory agreement.  There were multiple considerations taken into account; performance, conflicts of interest, and expenses.  It was decided to renew the agreement for an additional year.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 24

 Management Discussion of Fund Performance

Chart A
2012 Markets	Total Return*
Inflation	1.70%

US Treasury Bills	0.09%
Barcap 1-3 Yr US Gov’t Bonds	0.51%
Barcap Intermediate Gov’t/Corp Bd	3.89%
Large Company Stocks	16.00%
Small Company Stocks	16.35%
International Stocks	17.32%

In our year-end 2011 year-end letter, I stated that “barring a total European meltdown, I lean toward a positive 2012 with both domestic and International stocks potentially returning over 10%."   This proved to be the case, but the markets had to rise over and above continuing bad news from Europe, anemic economic growth and a contentious political environment.  The systemic risks caused us to be more cautious and in hindsight we could have used the June correction and November dip to more aggressively reduce our cash positions.

Above Average Stock Market Returns in 2012

The stock markets achieved above average double-digit returns in 2012.  On a total return basis, the S&P 500 increased  16%, the Russell 2000 small company index was up 16.4% and the EAFE international index rose 17.3%.

Bond Returns Below Average

Bond yields have been in an historically low range.  2012 saw modest returns commensurate with those yields.

The STAAR Funds

Regarding the performance of each of the STAAR Funds:

AltCat Fund (+9.2%)

For periods ending 12/31/12	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR AltCat Fund (ACF)	+0.37%	+9.18%	+9.18%	+4.33%	-1.94%	+6.48%	+3.96%	+4.24%
MSCI ACWI NR USD Index	+2.88%	+16.13%	+16.13%	+6.63%	-1.16%	+8.11%	N/A	N/A
S&P 500 Index	-0.38%	+16.00%	+16.00%	+10.87%	+1.66%	+7.10%	+5.28%	+6.68%
Morningstar World Stock Funds Avg	+3.42%	+15.84%	+15.84%	+6.66%	-0.76%	+8.41%	+4.84%	+5.55%

Portfolio Turnover 10.84%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.  Management waived $.03 per share of fees in 2003.  The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96.  Public registration was effective on 5/28/97 with no changes in investment operations.

The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

The S&P500 is a broad index of the 500 largest companies in various market sectors.  It is a market-capitalization weighted average, which emphasizes the largest companies. The index is unmanaged and has no expenses.  The Morningstar Large Blend Funds Category is an average of the total returns of all funds tracked and categorized as such by Morningstar.  Past performance is no guarantee of future results.  Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.

The AltCat Fund's performance lagged the indexes in 2012 primarily due to two factors.  First we maintained a relatively high cash position due to the systemic risks we identified regarding the "fiscal cliff,” global debt concerns and slow overall economic growth.  The uncertainty over taxes and budget concerns posed significant emotional as well as real fiscal risk, and while much of the tax uncertainty was alleviated, the heavier budget and debt issues have yet to be addressed as this is being written.  Cash positions help stabilize the Fund's value in such times.   Second, the AltCat Fund historically has generally held significant energy and natural resources positions as well as some commodities and precious metals hedges.   For instance the worst performing positions included Pengrowth Energy Corp (-46.53%), the Prudhoe Bay Royalty Trust (-31.70%), Apache Corporation (-12.61%), and Franklin Natural Resources Fund (-4.89%).

Balancing these was outstanding performance in other positions.  Inventure foods returned 73.53%, Diageo PLC ADR rose 36.53%, and ICU Medical, Inc. was up 35.40%.  iShares Nasdaq Biotech ETF (+31.96%), American Tower Corp (+30.26%), iShares Singapore ETF (+30%) and Eastgroup Properties, Inc. (+28.59%) along with a number of others also performed well above the indexes.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 25

General Bond Fund (+4.7%)

For periods ending 12/31/12	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Pub. Incept. (5/28/97)	Since Private Inception (4/4/96)
STAAR General Bond Fund (GBF)	+0.45%	+4.68%	+4.68%	+2.58%	+2.40%	+2.48%	+3.93%	+3.81%
Barcap Intermediate Gov't/ Credit Index	+0.35%	+3.89%	+3.89%	+5.19	+5.18%	+4.62%	+5.76%	+5.74%
Morningstar Intermed-Term Bd Fd Avg	+0.76%	+7.01%	+7.01%	+6.96%	+6.07%	+5.11%	+5.31%	+5.50%

Current Yield as of 12/31/12: 1.93%**       S.E.C. Yield as of 12/31/12: 2.37%***     Average Maturity......... 2.5 Years****      Portfolio Turnover 22.53%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.    Management waived  $.01 per share of fees in 2006, $.02 in 2005 and $.03 in 2003. The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96.  Public registration was effective on 5/28/97 with no changes in investment operations. On August 12, 2004 shareholders approved changes to the Fund.  The Intermediate Bond Fund became the General Bond Fund. Performances shown that includes periods prior to August 2004 include performances achieved under the different investment objective approved by shareholders.

The Barcap Intermediate Gov't Credit Index is a broad bond market index including both corporate investment grade and government (Treasury and gov. agency) indexes including bonds with maturities up to 10 years. The index is unmanaged and does not have expenses. The Morningstar Intermediate-Term Bond Category is an average of the total returns of all intermediate bond funds tracked and categorized as such by Morningstar. Past performance is no guarantee of future results.  Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.

** Current Yield is calculated by dividing the projected annual net income by the current net assets (total portfolio value less accrued expenses)

*** S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.

**** Average maturity does not include cash and cash equivalents.

The General Bond Fund exceeded its benchmark index’s performance in 2012.   Emphasizing a discipline of avoiding high premiums and weighting the portfolio to the sweet spot of the short to intermediate yield curve were largely responsible.   We also maximized our allowable exposure to corporate instruments.  This is important because our prospectus objective is to place at least 40% of the fund’s assets into government or government-backed instruments most of the time and U.S. government bonds are at historical low yields.

International Fund (+12.0%)

For periods ending 12/31/12	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR International Fd (INTF)	+4.41%	+11.98%	+11.98%	+1.34%	-4.13%	+7.61%	+3.30%	+4.22%
EAFE Index	+6.57%	+17.32%	+17.32%	+3.56%	-3.69%	+8.21%	+4.39%	+4.21%
Morningstar Foreign Large Blend Fds Avg	+6.50%	+18.29%	+18.29%	+3.89%	-3.60%	+7.92%	+4.52%	+4.25%

Portfolio Turnover...12.86%.

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.    Management waived $.02 of fees in 2003. The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96.  Public registration was effective on 5/28/97 with no changes in investment operations.

 The MSCI EAFE index is a broad international index widely accepted as a benchmark for international stock performance.  It consists of an aggregate of 21 individual country indexes, which represent the major world, markets. The index is unmanaged and has no expenses.   The Morningstar Foreign Stock Funds Category Average is an average of the total returns of all funds tracked and categorized as such by Morningstar.  Past performance is no guarantee of future results.  Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.

The International Fund also trailed its benchmark index.  A relatively high cash position accounted for a good portion of the underperformance.  Additionally, a couple of the core mutual funds we owned underperformed significantly, most notably Sextant International Fund (+8.12%).   Other positions that contributed to a below average year included iShares MSCI Indonesia ETF (+4.09%), iShares Latin America 40 Index ETF (+5.34%), Brasil Foods SA ADR (+8.23%), BLDRS Emerging Markets 50 ADR Index ETF (+8.25%) and the Wisdom Tree International Dividends ex Financials ETF (+9.94%).

On the positive side were positions that returned well above the averages.  These included Diageo PLC ADR (+36.53%), iShares Singapore ETF (+30.00%), Accenture PLC (+27.72%), Wisdom Tree India Earnings ETF (+23.81%), Putnam International Capital Opportunities Fund (+22.19%), iShares MSCI Australia ETF (+21.56%) and Wisdom Tree International SmallCap Dividend ETF (+21.50%).

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 26

Larger Company Stock Fund (+10.9%)

For periods ending 12/31/12	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR Larger Co. Stock Fund (LCSF)	+0.08%	+10.85%	+10.85%	+6.39%	-1.35%	+3.90	+2.90%	+3.89%
S&P 500 Index	-0.38%	+16.00%	+16.00%	+10.87%	+1.66%	+7.10%	+5.28%	+6.68%
Morningstar Large Blend Funds Avg.	+0.49%	+14.96%	+14.96%	+9.05%	+0.68%	+6.62%	+5.12%	+5.47%

Portfolio Turnover: 5.55%.

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.  Management waived $.03 per share of fees in 2003. The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96.  Public registration was effective on 5/28/97 with no changes in investment operations.

 The S&P500 is a broad index of the 500 largest companies in various market sectors.  It is a market-capitalization weighted average, which emphasizes the largest companies.  The index is unmanaged and has no expenses.  The Morningstar Large Blend Funds Category is an average of the total returns of all funds tracked and categorized as such by Morningstar. Past performance is no guarantee of future results.  Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.

The larger Company Stock fund joined our other equity funds in trailing its benchmark index.  Similar to the others, the LCSF held a greater than average cash position.  Of the positions held at the beginning of the year, the worst performing included Prudhoe Bay Royalty Trust
(-31.70%), Apache Corporation (-12.61%), Microchip Technology, Inc. (-7.20%), Southern Company (-3.32%), Anadarko Petroleum Corp
(-2.17%),National Oilwell Varco (+1.25%), PPL Corp (+2.21%), Procter & Gamble Co. (+ 5.08%), International Business Machines (+5.97%) and disappointing core funds the Calamos Growth Fund (+ 9.33%) and the Franklin Rising Dividends Fund (+10.29%).

The best performing positions included Amphenol Corp (+43.47%), iShares Nasdaq Biotech ETF (+31.96%), American Tower Corp (+30.26%), Costco Wholesale Corporation (+28.17%) and Wells Fargo & Co. (+27.21%).   Some core funds also performed very well, including Mairs & Power Growth Inv. Fund (+21.91%), American Funds Fundamental Investors Fund (+17.13%).

Short Term Bond Fund (+2.5%)

For periods ending 12/31/12	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR Short Term Bond Fd (STBF)	+0.58%	+2.48%	+2.48%	+0.76%	+0.85%	+1.78%	+3.68%	+3.69%
Barcap 1-3 Year US Gov’t Index	+0.07%	+0.51%	+0.51%	+1.49%	+2.49%	+2.83%	+4.19%	+4.30%
Morningstar Short-Term Bd Fd Avg	+0.37%	+3.67%	+3.67%	+3.21%	+3.30%	+3.20%	+3.82%	+3.98%

Current Yield as of 12/31/12… 1.37%**

S.E.C. Yield as of 12/31/12… 4.82%***      Average Maturity...... 1.3 Yrs.****    Portfolio Turnover 16.74%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.   Management waived $.01 per share of fees in 2011, $.01 in  2006 and $.03 in both 2005 and 2003. The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96.  Public registration was effective on 5/28/97 with no changes in investment operations.  On August 12, 2004 shareholders approved changes to the Fund.  The Long Term Bond Fund became the Short Term Bond Fund. The Short Term Bond Fund was previously named the Long Term Bond Fund.  Performances shown that includes periods prior to August 2004 include performances achieved under the different investment objective approved by shareholders. The Barcap 1-3 Year Government Index includes both the Treasury Bond index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporations and corporate-debt guaranteed by the U.S. Government). The index is unmanaged and has no expenses.  The Morningstar Short-Term Bond Category is an average of the total returns of all short-term bond funds tracked and categorized as such by Morningstar. Past performance is no guarantee of future results.  Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.

** Current Yield is calculated by dividing the projected annual net income by the current net assets (total portfolio value less accrued expenses)

*** S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.

**** Average maturity does not include cash and cash equivalents.

The Short Term Bond Fund performed acceptably, higher than short term US government bonds while less than corporate bonds.  Like the General Bond Fund, the Short Term Bond Fund‘s objective is to have at least 40% in government or government-backed issues most of the time.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 27

Smaller Company Stock Fund (+12.8%)

For periods ending 12/31/12	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR Smaller Co. Stock Fd (SCSF)	+1.83%	+12.75%	+12.75%	+7.78%	+0.50%	+6.60%	+5.86%	+5.95%
Russell 2000 Index	+1.85%	+16.35%	+16.35%	+12.25%	+3.56%	+9.72%	+6.75%	+7.14%
Morningstar Small Blend Fds Avg	+2.54%	+15.46%	+15.46%	+11.88%	+3.09%	+9.29%	+8.56%	+8.37%

Portfolio Turnover 14.95%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.    Management waived $.03 per share of fees in 2003.  The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96.  Public registration was effective on 5/28/97 with no changes in investment operations.   The Russell 2000 Index is an unmanaged total return index of the smallest 2000 companies in the Russell 3000 Index and is generally considered in the industry as representing the universe of small company stocks. The index is unmanaged and has no expenses. The Morningstar Small Blend Funds Average is an average of all short-term bond funds tracked and categorized as such by Morningstar. Past performance is no guarantee of future results.  Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.

The Smaller Company Stock Fund trailed the Russell 2000 in 2012.   It too had higher than average cash holdings and some core funds underperformed.  Among the worst performing positions that were in the portfolio at the beginning of 2012 included Pengrowth Energy Corp
(-46.53%), Con-way Inc. (-3.22%), VVE Corporation (-0.07%), WisdomTree Investments (+1.16%), Royce Micro-Cap Investment Fund (+8.01%), Satuit U.S. Emerging Companies Fund (+11.87%) and the William Blair Small Cap Value Fund (+12.73%).

The best performers were Inventure Foods (+ 73.53%), Pool Corp (+42.66%), ICU Medical, Inc. (+35.40%). American Railcar Industries (+33.64%), Medical Properties Trust, Inc. (+29.28%), Eastgroup Properties (+28.59%) and Watsco, Inc. (+ 25.46%).  Three of our core fund positions also performed well with Keeley small cap Value Fund returning 23.81%, Franklin MicroCap Value Fund rising 20.54% and Columbia Acorn Fund up 17.93%.

The Outlook for Stocks in 2013

We would prefer to be short-term stupid and long-term right.  No one knows the future for sure and we certainly do not.  But we think there are still significant systemic risks facing our investments.  Europe is still struggling to right its ship and our own "fiscal cliff" worries are far from over.

If we only had to consider the private sector, we would be completely bullish on stocks.  For the most part companies are doing what they do best and the outlook is positive as long as systemic stability prevails.  If the U.S. government leadership finally gets serious about fiscal responsibility and takes clear actions toward deficit reductions and future balanced budgets, and similar actions are taken abroad, we could well enter another robust period of wealth creation.

But if the governments fail, we could see the stock markets retreat again as fear and uncertainty bring back the bears.  Our history has been to err on the conservative side, and we are still managing our funds the same way as we have for the past 17 years.  We will look for opportunities to buy when the markets retreat and seek to purchase positions that have better than average risk/reward profiles.

The Outlook for Bonds

The bond markets present a difficult environment.  With interest rates held in historically low ranges by government intervention, the risks in longer-term bonds have increased dramatically.  The probability of rising interest rates in the next few years is high and when rates rise the value of bonds fall.   Therefore we do not hold bonds longer than five years in maturity and we will seek to keep our average maturities to between 2 and 4 years in the General Bond Fund and around 2 years in the Short term Bond Fund.  This will mitigate the risk, but will also mean lower yields.  We accept the lower yields and think our bond funds will continue to be best used for risk management and for short-term objectives.

For a prospectus, call 1-888-717-8227 (1-888-71STAAR) or visit www.staarfunds.com

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 28

NON-FINANCIAL STATEMENT NOTES

The Registrant, STAAR Investment Trust (the Trust), is an open-end, management investment company including six series Funds. It was formed on February 28, 1996 as a private Pennsylvania business trust for the purposes of commencing business as an investment company under the name STAAR System Trust. It had engaged in no prior business activities. Its public registration became effective on May 28, 1997. The name was changed to STAAR Investment Trust on April 3, 1998. There has been no material change in operations since the beginning of investment operations on April 4, 1996.

Each Fund has adopted certain fundamental investment policies. These fundamental investment policies cannot be changed unless the change is approved by (a) 66 2/3% or more of the voting securities present in person or by proxy at a meeting (if the holders of 50% or more of the outstanding securities are present in person or by proxy) or (b) more than 50% of the outstanding voting securities of the Fund, whichever is lesser. The fundamental policies can be found in the Prospectus and Statement of Additional Information, which may be obtained from STAAR Investment Trust using the contact information below.

A board of trustees is responsible for providing and overseeing management, operations and shareholder services for the Funds under the applicable laws of the commonwealth of Pennsylvania. The board generally meets quarterly to review Fund operations, performance and any appropriate issues and to take action as needed.

Due to the small size of the board, there is only one committee, the Audit Committee.  Functions that might be fulfilled on larger boards by additional committees have been adequately fulfilled by the entire board. The audit committee is comprised of only non-interested directors who hold separate meetings periodically to discuss the accounting of the Funds.  The committe also meets periodically with the outside public accounting firm to discuss and monitor the accounting practices and auditing activities applied to the Funds.

The Board of Trustees has adopted a number of policies adopted to protect shareholders.  Details may be found in the Statement of Additional Information, which may be obtained from STAAR Investment Trust using the contact information below.  Among these are:

Fair value Pricing: The Board has adopted a policy and procedures for fair value pricing.  However, since the practice of the manager is to purchase securities that are widely traded and easily priced by third party services, the Trust rarely needs to employ this policy.

Personal transactions policy: Independent Trustees and access persons of the Advisor are required to disclose quarterly any securities transactions they make in securities that are owned by the Trust.  Pre-clearance of a personal transaction in a Security required to be approved by regulations must be obtained from the Compliance Officer or a person (Clearing Officer) who has been authorized by the Compliance Officer to pre-clear transactions. A Clearing Officer seeking pre-clearance with respect to his or her own transaction shall obtain such pre-clearance from another Clearing Officer.

Short-term trading and market timing policy: The board has taken measures to guard against short-term trading and market timing abuses that could adversely affect shareholder value.

Trading Error Policies and Procedures: The Board has adopted a policy whereby the Advisor addresses any errors that may occur in trading securities for the Funds.

Bonding: A Fidelity Bond is required to protect shareholders, clients and the firms serving them against inappropriate activities on the part of access persons.

Anti-Money Laundering: Pursuant to the USA Patriot Act, the Board has adopted a policy governing the “know your client” principle that governs the collection of personal and/or corporate information from investors.

Business Continuity Plan: The Board has adopted a plan to address disaster management in the event of fire, terrorism, theft, natural disaster or other events that could interrupt the business of the Funds.

Proxy Voting Policy: The Board has adopted a Proxy Voting Policy.

Code of Ethics:  The Board has adopted a code of ethics.

Transactions in Fund portfolios will generally be made with regard to volume and other discounts to keep transaction expenses as low as possible. The Trust may use brokers with which higher commissions are paid than could be obtained elsewhere in return for research and other services. There is no restriction as to the number of broker-dealers the Trust may use.

Detailed information as to securities pricing and the purchase and redemption of shares is found in the Prospectus, which may be obtained from STAAR Investment Trust using the contact information below.  The Trust may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven (7) days for (a) any period during which the New York Stock Exchange is closed or trading on the exchange is restricted; (b) for any period during which an emergency exists which makes it impossible or impractical for the Funds to dispose of securities owned by them or the Funds cannot determine the value of their respective net assets or for such other periods as the Securities and Exchange Commission may permit.

Performance data is provided and calculated according to SEC guidelines and formulas may be found in the Statement of Statement of Additional Information, which may be obtained from STAAR Investment Trust using the contact information below.

For a Prospectus and/or copy of the Statement of Additional Information or other information, contact STAAR Investment Trust, Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147 or call 1-888-717-8227 (1-888-71STAAR).

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 29

PART C

OTHER INFORMATION

The Prospectus and this Statement of Additional Information do not contain all of the information contained in the Trust’s Registration Statement. The Registration Statement and its exhibits may be examined at the offices of the Securities and Exchange Commission in Washington, D.C.

Statements contained in the Prospectus and this Statement of Additional Information as to the contents of any agreement or other document referred to are not necessarily complete and reference is made to the copy of the agreement or document filed as an exhibit to the Registration Statement for their complete and unqualified contents.

OTHER INFORMATION

Item 28. EXHIBITS

Exhibit Number	Description of Exhibit
X(a)	Declaration of Trust of the Registrant

X(b)	By-laws of the Registrant

(c)	Not Applicable

X(d)	Investment Advisory Agreement between
Registrant and Staar Financial Advisors,
Inc. (the "Advisor")

(e)	Not Applicable

(f)	Not Applicable

XX(g) Custodian Agreement between Registrant and StarBank.

X	(h) Form of Transfer Agency and Shareholder Services
Agreement among Registrant and the Advisor (see (d) above)

X(h)	Consent to Use of Name contained in (d) above

99(i)	Opinion of Counsel and Consent of Counsel

99(j)	Consent of Independent Accountants

(k)	Not Applicable

(l)	Not Applicable

XXX(m)	Rule 12b-1 Plan

XXXX(n)	Financial Data Schedule

(o)	Not Applicable

(p)	Board of Trustees Code of Ethics

X - Filed with Initial N-1A and incorporated herein by reference.

XX - Filed with Pre-effective Amendment # 1 to Form N-1A and incorporated herein by reference.

XXX - Filed with Proxy Statement in Post Definitive 14A filing

XXXX - Filed with Form NSAR

Item 29 - PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

The Registrant is not directly or indirectly controlled by or under common control with any person other than the Trustees. The Registrant does not have any subsidiaries.

Item 30 - INDEMNIFICATION

Under the Registrant's Declaration of Trust and By-laws, any past or present Trustee or Officer of the Registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him or her in connect with any action, suit or proceeding to which he or she may be a party or is otherwise involved by reason of his or her being or having been a Trustee or Officer of the Registrant. The Declaration of Trust and By-laws of the Registrant do not authorize indemnification where it is determined, in the manner specified in the Declaration of Trust and the By-laws of the Registrant, that such Trustee or Officer has not acted in good faith in the reasonable belief that his or her actions were in the best interest of the Registrant.

Moreover, the Declaration of Trust and By-laws of the Registrant do not authorize indemnification where such Trustee or Officer is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant, its Trustees and Officers, its investment Advisor, and persons affiliated with them are insured under a policy of insurance maintained by the Registrant and its investment Advisor, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits and proceedings, and certain liabilities that might be imposed as a result of such actions, suits and proceedings, to which they are parties by reason of being or having been such Trustees or Officers. The policy expressly excludes coverage for any Trustee or Officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been adjudicated or may be established or who willfully fails to act prudently.

Item 31 - BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

Staar Financial Advisors, Inc. (the " Advisor "), is a registered investment advisor providing investment advice to individuals, employee benefit plans, charitable and other nonprofit organizations, and corporations and other business entities.

Set forth below is a list of the Officers and Directors of the Advisor together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name/Business	Position with Advisor	Other

J. Andre Weisbrod	President & CEO, Director

Charles Sweeney	Secretary & Director	Retired

David M. Weisbrod	Director	High School Teacher

Item 32 - PRINCIPAL UNDERWRITER

Inapplicable.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 30

 Item 33 - LOCATION OF ACCOUNTS AND RECORDS

The Registrant maintains the records required by Section 31(a) of the Investment Company Act of 1940, as amended and Rules 31a-1 to 31a-3 inclusive thereunder at Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147 and its Pittsburgh office located at 604 McKnight Park Drive, Pittsburgh, PA, 15237. Certain records, including the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of the Registrant's custodian located as to the custodian, at Huntington National Bank,7 Easton Oval, Columbus, OH 43219, and, as to the transfer and dividend disbursing agent functions, at Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147.

Item 34 - MANAGEMENT SERVICES

Inapplicable

Item 35 - UNDERTAKINGS

Inapplicable

NOTICE

"The Alternative Categories Fund (AltCat)," "The General Bond Fund (GBF)," "The International Fund (INTF)," "The Larger Company Stock Fund (LCSF)," "The Short-Term Bond Fund (STBF)," and "The Smaller Company Stock Fund (SCSF)," are the designations of the Trustees under the Declaration of Trust of the Trust dated February 28, 1996 as amended from time to time. The Declaration of Trust has been filed with the Secretary of State of the Commonwealth of Pennsylvania. The obligations of the Registrant are not personally binding upon, nor shall resort be had to the private property of, any of the Trustees, shareholders, officers, employees or agents of the Registrant, but only the Registrant's property shall be bound.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 31

SIGNATURES

Pursuant to the requirements of (the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant (certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh, and the State of Pennsylvania on the 23rd day of April, 2013.

The Staar Investment Trust

Registrant

By: /s/ J. Andre Weisbrod
J. Andre Weisbrod, Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Jeffrey A. Dewhirst
Jeffrey A. Dewhirst
Trustee	April 23, 2013
(Signature)	(date)

/s/ Thomas J. Smith
Thomas J. Smith
Trustee	April 23, 2013
(Signature)	(date)

/s/ Richard Levkoy
Richard levkoy
Trustee	April 23, 2013
(Signature)	(date)

/s/ J. Andre Weisbrod
J. Andre Weisbrod
Trustee	April 23, 2013
(Signature)	(date)

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 32

Where to Learn More

Mailing Address:  STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services:  Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147
* 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com                      Web Site:  www.staarfunds.com

Statement of Additional Information (SAI)

You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

Additional information about the Funds’ investments is available in the Trust’s annual and semi-annual Reports to shareholders. In the Trust’s annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performances during their last fiscal year or semi-annual period.

The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-9076, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission’s Public Reference Room (1-800-SEC-0330) or on the Commission’s Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room:  800-SEC-0330